UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Robert S. Naka

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the following series of the registrant are included herewith: Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Equity Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund and Forward Multi-Strategy Fund.

Consolidated Portfolio of Investments (Note 1)

Forward Commodity Long/Short Strategy Fund

March 31, 2015 (Unaudited)

Principal Amount		Value (Note 1)
Agency Pass-Through Securities: 13.62%
Federal Home Loan Mortgage Corporation (FHLMC): 2.10%
	FHLMC
$193,000	0.415%, 09/01/37(a)	$197,629
212,693	0.415%, 09/01/37(a)	217,814
44,327	1.868%, 07/01/19(a)	44,428
6,589	1.875%, 07/01/18(a)	6,774
3,723	1.913%, 12/01/30(a)	3,881
4,660	1.920%, 04/01/16(a)	4,663
10,135	2.000%, 01/01/23(a)	10,808
1,515	2.065%, 01/01/26(a)	1,608
17,590	2.075%, 08/01/19(a)	18,111
8,467	2.168%, 06/01/36(a)	8,997
416	2.185%, 03/01/17(a)	417
7,982	2.369%, 12/01/18(a)	8,046
8,350	2.375%, 02/01/25(a)	8,389
35,945	2.412%, 08/01/36(a)	38,510
38,959	2.434%, 07/01/24(a)	40,769
66,169	2.496%, 10/01/30(a)	68,645
8,425	2.740%, 03/01/19(a)	8,455
2,150	2.820%, 05/01/20(a)	2,158
10,631	3.114%, 10/01/35(a)	11,365
5,063	3.135%, 11/01/19(a)	5,150
13,917	3.348%, 12/01/17(a)	13,991
125,051	3.456%, 08/01/23(a)	128,598
11,837	3.490%, 10/01/19(a)	11,882
26,900	3.490%, 01/01/22(a)	27,000
29,450	3.490%, 05/01/25(a)	29,628
38,785	3.490%, 06/01/24(a)	39,073
88,315	3.631%, 08/01/24(a)	89,268
62,920	6.045%, 10/01/37(a)	65,945
		1,112,002
Federal National Mortgage Association (FNMA): 10.64%
	FNMA
5,217	1.015%, 01/01/21(a)	5,292
24,169	1.314%, 10/01/44(a)	24,762
171,823	1.375%, 01/01/21(a)	180,241
1,589	1.513%, 09/01/33(a)	1,665
20,987	1.514%, 10/01/40(a)	21,620
79,343	1.514%, 06/01/40(a)	83,050
30,546	1.514%, 06/01/40(a)	31,973
6,737	1.612%, 03/01/28(a)	7,006
4,880	1.621%, 11/01/33(a)	5,102
2,222	1.633%, 11/01/33(a)	2,344
134,122	1.675%, 03/01/34(a)	140,619
336,637	1.688%, 07/01/34(a)	358,378
1,278	1.808%, 01/01/17(a)	1,285

8,196	1.845%, 12/01/24(a)	8,542
48,032	1.850%, 10/01/32(a)	50,950
89,188	1.885%, 02/01/33(a)	93,720
8,903	1.910%, 03/01/35(a)	9,373
8,780	1.920%, 04/01/33(a)	9,229
21,213	1.921%, 05/01/19(a)	21,626
41,015	1.921%, 08/01/33(a)	43,206
117,538	1.925%, 05/01/33(a)	123,419
166	1.930%, 07/01/17(a)	171
17,778	1.930%, 08/01/35(a)	18,808
291	1.930%, 10/01/16(a)	296
77,890	1.936%, 06/01/32(a)	79,835
62,613	1.936%, 01/01/31(a)	63,864
3,002	1.940%, 04/01/18(a)	3,162
21,510	1.964%, 07/01/34(a)	22,997
148,051	1.990%, 05/01/34(a)	155,498
27,426	2.019%, 08/01/33(a)	28,704
81,794	2.019%, 03/01/37(a)	85,654
6,330	2.025%, 11/01/22(a)	6,366
54,492	2.042%, 11/01/35(a)	57,420
3,926	2.051%, 08/01/29(a)	4,163
17,290	2.061%, 06/01/19(a)	18,049
471,774	2.082%, 01/01/35(a)	500,086
30,896	2.086%, 02/01/25(a)	32,915
21,908	2.089%, 01/01/36(a)	23,052
237,136	2.104%, 11/01/35(a)	248,046
48,447	2.125%, 11/01/17(a)	50,568
26,563	2.127%, 11/01/35(a)	27,962
8,827	2.130%, 04/01/23(a)	9,190
187,233	2.139%, 11/01/35(a)	197,219
176,860	2.148%, 03/01/34(a)	188,315
15,399	2.179%, 12/01/26(a)	16,092
17,760	2.184%, 12/01/37(a)	18,221
143,815	2.186%, 07/01/33(a)	153,148
25,137	2.186%, 11/01/35(a)	26,821
5,640	2.202%, 04/01/18(a)	5,909
23,759	2.209%, 01/01/33(a)	25,318
490,102	2.270%, 12/01/39(a)	521,793
39,566	2.277%, 07/01/36(a)	41,896
12,642	2.283%, 08/01/36(a)	13,421
1,076	2.289%, 07/01/25(a)	1,120
8,557	2.306%, 06/01/32(a)	9,027
7,784	2.309%, 08/01/36(a)	8,335
681	2.314%, 03/01/30(a)	726
18,454	2.330%, 09/01/33(a)	19,258
17,746	2.330%, 12/01/29(a)	18,514
393,893	2.340%, 09/01/31(a)	421,715
26,760	2.340%, 02/01/34(a)	27,946
13,926	2.353%, 01/01/21(a)	14,830
1,787	2.360%, 05/01/33(a)	1,892
17,605	2.365%, 11/01/29(a)	18,800
87,175	2.365%, 11/01/33(a)	89,319
32,241	2.366%, 01/01/33(a)	33,352
33,565	2.368%, 04/01/37(a)	35,643
27,902	2.402%, 08/01/34(a)	29,037
23,287	2.411%, 08/01/25(a)	24,833
3,018	2.450%, 01/01/19(a)	3,028
8,332	2.460%, 04/01/36(a)	8,939
6,503	2.487%, 09/01/33(a)	6,918
5,162	2.491%, 07/01/28(a)	5,425
49,040	2.495%, 11/01/29(a)	51,972
38,800	2.500%, 11/01/26(a)	39,018

35,703	2.610%, 02/01/26(a)	37,455
30,253	2.622%, 09/01/30(a)	32,286
70,209	2.626%, 05/01/34(a)	74,422
1,277	2.690%, 06/01/19(a)	1,279
13,164	2.758%, 01/01/18(a)	13,204
1,006	2.880%, 10/01/19(a)	1,009
45,590	2.949%, 11/01/36(a)	47,901
3,515	3.180%, 03/01/25(a)	3,537
20	3.330%, 05/01/18(a)	20
1,011	3.539%, 08/01/26(a)	1,075
6,954	3.716%, 07/01/17(a)	7,326
87,629	3.922%, 05/01/36(a)	91,761
3,410	4.585%, 04/01/29(a)	3,516
305	4.712%, 12/01/26(a)	321
3,994	4.864%, 03/01/27(a)	4,191
505,732	5.000%, 01/01/40	565,000
129	6.500%, 07/01/17	130
8,204	6.750%, 12/01/16(a)	8,302
851	7.365%, 08/01/20(a)	851
		5,631,594
Government National Mortgage Association (GNMA): 0.88%
	GNMA
439,291	3.500%, 09/20/28	466,789
	Total Agency Pass-Through Securities (Cost $7,079,117)	7,210,385
Asset-Backed Securities: 2.46%
	American Express Credit Account Master Trust, Series 2014-2, Class A
250,000	1.260%, 01/15/20	250,786
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.825%, 08/16/21(a)(b)	251,744
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
499,576	0.840%, 11/15/17	500,612
	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4
300,000	1.450%, 09/21/20	300,592
	Total Asset-Backed Securities (Cost $1,299,440)	1,303,734
Collateralized Mortgage Obligations: 5.44%
Collateralized Mortgage Obligations-Other: 2.13%
	Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR
250,000	5.735%, 05/14/17(a)(b)	264,194
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
197,334	5.500%, 09/25/33	205,822

	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A1
378,339	1.268%, 03/15/19	378,239
	JP Morgan Chase Mortgage Trust, Series 2004, Class A5
274,790	2.271%, 12/25/34(a)	276,762
		1,125,017
Federal Home Loan Mortgage Corporation (FHLMC): 2.87%
	FHLMC, REMICS
415,322	3.000%, 08/15/40	434,102
563,481	3.500%, 04/15/40	591,863
166,507	4.500%, 08/15/20	175,884
	FHLMC, STRIP
300,401	3.500%, 07/15/42	317,904
		1,519,753
Federal National Mortgage Association (FNMA): 0.44%
	FNMA, REMICS
217,390	4.500%, 10/25/39	235,163
	Total Collateralized Mortgage Obligations (Cost $2,838,203)	2,879,933
Corporate Bonds: 17.15%
Basic Materials: 0.62%
	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes
300,000	5.400%, 03/29/17	325,686
Consumer Cyclical: 1.42%
	Daimler Finance North America Llc, Sr. Unsec. Notes
750,000	1.115%, 08/01/18(a)(b)	753,299
Consumer Noncyclical: 2.83%
	Amgen, Inc., Sr. Unsec. Notes
500,000	2.500%, 11/15/16	512,024
	Bottling Group Llc, Sr. Unsec. Notes
500,000	5.500%, 04/01/16	524,527
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
445,000	2.625%, 05/01/17	461,643
		1,498,194
Energy: 1.02%
	Copano Energy Llc/Copano Energy Finance Corp., Sr. Unsec. Notes
500,000	7.125%, 04/01/21	539,881
Financials: 5.85%
	American Express Credit Corp., Sr. Unsec. Notes
360,000	0.820%, 03/18/19(a)	360,178
	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes
320,000	2.450%, 12/15/15	324,524

	Macquarie Group, Ltd., Sr. Unsec. Notes
382,000	1.255%, 01/31/17(a)(b)	384,224
	National City Bank, Sub. Notes
1,554,000	0.634%, 06/07/17(a)	1,547,229
	Skyway Concession Co., Llc, Sec. Notes
500,000	0.553%, 06/30/17(a)(b)	482,187
		3,098,342
Industrials: 0.64%
	Honeywell International, Inc., Sr. Unsec. Notes
325,000	5.400%, 03/15/16	339,997
Information Technology: 1.90%
	Intel Corp., Sr. Unsec. Notes
1,000,000	1.350%, 12/15/17	1,005,494
Telecommunication Services: 0.95%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.643%, 02/12/16(a)	499,799
Utilities: 1.92%
	Southern Co., Sr. Unsec. Notes
1,000,000	1.950%, 09/01/16	1,015,736
	Total Corporate Bonds (Cost $9,061,421)	9,076,428
Municipal Bonds: 17.23%
	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project
275,000	2.199%, 10/01/19	279,023
	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B
500,000	1.140%, 03/01/16	503,105
	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B
50,000	1.086%, 05/15/17	50,141
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	499,195
	Colorado Housing & Finance Authority, Single Family Mortgage Revenue Bonds, Class I, Series A
750,000	1.473%, 05/01/18	754,792
500,000	1.623%, 11/01/18	503,695
	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B
750,000	0.895%, 12/01/16	750,660
	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	250,395

	Maine State Housing Authority, Taxable Revenue Bonds, Series A
550,000	1.190%, 11/15/16	548,471
	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B
600,000	1.053%, 06/01/17	602,082
	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B
250,000	1.233%, 06/15/16	249,610
	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F
500,000	1.650%, 03/15/18	504,745
	North Texas Tollway Authority, First Tier Variable Revenue Refuding Bonds, Series A
250,000	0.820%, 01/01/50(a)	250,218
	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A
500,000	0.814%, 06/01/15	500,205
	Pasadena, California, Unified School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
750,000	1.861%, 11/01/18	758,325
	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
300,000	3.000%, 02/15/17	310,230
	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B
250,000	0.948%, 02/01/16	249,315
	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T
430,000	2.080%, 10/01/17	435,328
	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes—Direct Pay), Series B
400,000	4.376%, 11/01/21	445,220
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
175,000	2.800%, 03/01/36	174,512
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	500,240
	Total Municipal Bonds (Cost $9,073,922)	9,119,507
U.S. Treasury Bonds & Notes: 17.18%
	U.S. Treasury Notes
2,500,000	0.750%, 03/15/17	2,509,570
5,000,000	0.875%, 05/15/17	5,028,515
1,500,000	2.375%, 07/31/17	1,559,179
	Total U.S. Treasury Bonds & Notes (Cost $9,057,467)	9,097,264
	Total Investments: 73.08% (Cost $38,409,570)	38,687,251

Net Other Assets and Liabilities: 26.92%	14,250,579	(c)
Net Assets: 100.00%	$52,937,830

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,135,648, representing 4.03% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts
Counter Party	Reference Entry/Obligation	Fund (Pays)/Receives		Fund (Pays)/Receives		Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	(105 Bps	)	Total Return		04/07/15	$54,014,879	$(597,349)
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	(105 Bps	)	Total Return		04/07/15	800,000	23,514
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	105 Bps		(Total Return	)	04/07/15	(800,000)	(28,517)
Total of Total Return Swap Contracts							$54,014,879	$(602,352)

Investment Abbreviations:

Bps—Basis Points

REMICS—Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Credit Analysis Long/Short Fund

March 31, 2015 (Unaudited)

Principal Amount		Value (Note 1)
Municipal Bonds: 88.39%
Alabama: 1.39%
	County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F
$ 3,000,000	7.900%, 10/01/50(a)	$1,934,940
California: 20.01%
	California County Tobacco Securitization Agency, Convertible Asset-Backed Revenue Bonds (Los Angeles County)
4,600,000	5.450%, 06/01/28	4,477,640
	California Earthquake Authority, Taxable Revenue Bonds
4,000,000	2.805%, 07/01/19	4,077,360
	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,800,000	8.361%, 10/01/34	2,704,878
	Golden State Tobacco Securitization Corp., Asset-Backed Sr. Revenue Bonds (California Tobacco Settlement), Series A-1
3,000,000	5.000%, 06/01/40(b)	3,411,750
2,000,000	5.750%, 06/01/47	1,692,840
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15	1,025,460
	Orange County California, Taxable Pension Obligation Revenue Bonds, Series A
6,000,000	0.780%, 05/02/16	5,998,740
	Stockton Public Financing Authority, Revenue Bonds (Delta Water Supply Project), Series A
1,000,000	6.125%, 10/01/35	1,197,140
2,750,000	6.250%, 10/01/40	3,290,403
		27,876,211
Georgia: 0.79%
	Savannah College of Art & Design Projects, Revenue Bonds, (Private Colleges & Universities Authority)
1,000,000	5.000%, 04/01/33	1,101,910
Hawaii: 0.96%
	Honolulu City & County Board of Water Supply & Water Systems, Revenue Bonds, Series A
1,100,000	5.000%, 07/01/27	1,336,830

Iowa: 4.07%
	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Co., Project)
1,000,000	5.000%, 12/01/19	1,085,450
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
4,580,000	6.500%, 06/01/23	4,580,137
		5,665,587
Louisiana: 3.22%
	Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds, Series 1
4,000,000	5.500%, 05/15/29	4,489,880
Maryland: 1.65%
	County of Montgomery, Maryland Trinity Health Credit Group, Revenue Bonds
2,000,000	5.000%, 12/01/44	2,298,860
New Jersey: 5.74%
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Barnabas Health), Series A
2,675,000	5.000%, 07/01/24	3,115,519
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
4,000,000	5.000%, 06/01/41	3,073,080
	South Jersey Transportation Authority Llc, Revenue Bonds, (Build America Taxable Bonds), Series A-5
1,500,000	7.000%, 11/01/38	1,801,410
		7,990,009
New York: 35.03%
	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
5,000,000	7.750%, 08/01/31(c)	5,457,450
6,000,000	8.000%, 08/01/28(c)	6,568,620
	New York City Transitional Finance Authority Building Aid, Revenue Bonds, Series S-1
3,000,000	5.000%, 07/15/31	3,527,580
2,000,000	5.000%, 07/15/33	2,333,180
	New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds, Subseries B-1
3,000,000	5.000%, 08/01/31	3,524,940
5,000,000	5.000%, 08/01/39	5,786,150
	New York Liberty Development Corp., Refunding Revenue Bonds (World Trade Center Project), Class 1-3
1,000,000	5.000%, 11/15/44(d)	1,053,770
	New York Metropolitan Transportation Authority, Refunding Revenue Bonds, Subseries G-1
2,000,000	5.000%, 11/15/28	2,374,220

	New York State Dormitory Authority, General Purpose Refunding Revenue Bonds (Personal Income Tax Revenue), Series A
5,000,000	5.000%, 12/15/30	5,889,600
	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series A
6,000,000	5.000%, 03/15/28	7,249,380
	TSASC, Inc., New York Revenue Bonds, Series 1
5,000,000	5.000%, 06/01/26	5,038,950
		48,803,840
Ohio: 3.78%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
4,790,000	6.500%, 06/01/47	4,263,100
	Ohio State Water Development Authority Pollution Control Facilities, Revenue Bonds (First Energy Nuclear), Series A, VRDN
1,000,000	3.375%, 07/01/33(c)	1,006,310
		5,269,410
Oklahoma: 0.84%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Series A
1,000,000	5.000%, 08/15/29(b)	1,168,780
Pennsylvania: 0.98%
	Pennsylvania State Economic Development Finance Authority, Revenue Bonds (Bridges Finance Co., LP)
1,250,000	5.000%, 06/30/42	1,363,325
Rhode Island: 2.72%
	Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Series A
3,500,000	5.000%, 06/01/40	3,783,640
Texas: 7.21%
	Texas State Public Finance Authority, Taxable Revenue Bonds, (Texas Windstorm Insurance Association)
10,000,000	8.250%, 07/01/24	10,045,300
	Total Municipal Bonds (Cost $119,826,930)	123,128,522

Par Value
Short-Term Securities: 12.85%
	U.S. Treasury Bills, Discount Notes
8,100,000	0.056%, due 06/04/15(e)	8,099,822
9,800,000	0.008%, due 06/11/15(e)	9,799,706

Total Short-Term Securities (Cost $17,899,036)	17,899,528
Total Investments: 101.24% (Cost $137,725,966)	141,028,050
Net Other Assets and Liabilities: (1.24)%	(1,727,837	)(f)
Net Assets: 100.00%	$139,300,213

Percentages are stated as a percent of net assets.

(a)	Represents a step-up bond. Rate disclosed is as of March 31, 2015.
(b)	When-issued security.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,053,770, representing 0.76% of net assets.
(e)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(f)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts
Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
U.S. Treasury Long Bond Futures	Short	(46)	06/22/15	$(7,538,250)	$(95,064)
Total Futures Contracts				$(7,538,250)	$(95,064)

Investment Abbreviations:

Sr.—Senior

VRDN—Variable Rate Demand Notes

Portfolio of Investments (Note 1)

Forward Dynamic Income Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 44.39%
Consumer Discretionary: 3.69%
2,000	Drew Industries, Inc.	$123,080
10,000	Ford Motor Co.	161,400
4,500	Home Depot, Inc.	511,245
5,000	Starwood Hotels & Resorts Worldwide, Inc.	417,500
8,000	Target Corp.	656,560
		1,869,785
Consumer Staples: 13.85%
9,000	Clorox Co.	993,510
19,200	Coca-Cola Co.	778,560
3,300	Costco Wholesale Corp.	499,933
10,100	CVS Health Corp.	1,042,421
7,975	Kraft Foods Group, Inc.	694,742
14,125	Kroger Co.	1,082,823
1,100	PepsiCo, Inc.	105,182
10,400	Procter & Gamble Co.	852,176
4,600	Walgreens Boots Alliance, Inc.	389,528
6,950	Wal-Mart Stores, Inc.	571,638
		7,010,513
Energy: 2.80%
10,000	ConocoPhillips	622,600
15,700	Williams Cos., Inc.	794,263
		1,416,863
Financials: 11.22%
8,100	American Express Co.	632,772
22,200	Bank of America Corp.	341,658
70,000	Bluerock Residential Growth REIT, Inc.	933,100
5,000	Cincinnati Financial Corp.	266,400
15,000	Host Hotels & Resorts, Inc.	302,700
15,800	iStar Financial, Inc.(a)	205,400
12,000	Mack-Cali Realty Corp.	231,360
47,100	NorthStar Realty Finance Corp.	853,452
12,500	ProLogis, Inc.	544,500
21,500	Terreno Realty Corp.	490,200
54,000	Winthrop Realty Trust	881,280
		5,682,822
Healthcare: 0.92%
4,500	Baxter International, Inc.	308,250
6,900	GlaxoSmithKline Plc	158,240
		466,490
Industrials: 2.13%
1,892,500	ASR Logistics Holdings, Ltd.	180,642
2,000	Norfolk Southern Corp.	205,840
6,400	Siemens AG	692,977
		1,079,459
Information Technology: 1.57%
10,600	Diebold, Inc.	375,876
10,000	Mobileye NV(a)	420,300
		796,176

Materials: 2.70%
15,000	Dow Chemical Co.	$719,700
20,000	Potash Corp. of Saskatchewan, Inc.	645,000
		1,364,700
Telecommunication Services: 4.88%
30,700	AT&T, Inc.	1,002,355
14,000	Verizon Communications, Inc.	680,820
106,430	Windstream Holdings, Inc.	787,582
		2,470,757
Utilities: 0.63%
6,000	PG&E Corp.	318,420
	Total Common Stocks (Cost $21,741,470)	22,475,985
Limited Partnerships: 2.05%
Energy: 2.05%
43,000	Calumet Specialty Products Partners LP	1,034,150
	Total Limited Partnerships (Cost $949,667)	1,034,150
Preferred Stocks: 11.42%
Financials: 10.73%
	Campus Crest Communities, Inc.
16,570	Series A, 8.000%	419,718
	Chesapeake Lodging Trust
5,351	Series A, 7.750%	140,999
	Excel Trust, Inc.
3,000	Series B, 8.125%	79,740
	FelCor Lodging Trust, Inc.
50,000	Series C, 8.000%	1,277,500
	Hancock Holding Co.
19,860	5.950%	481,605
	Highwoods Properties, Inc.
169	Series A, 8.625%	207,859
	Invesco Mortgage Capital, Inc.
5,000	Series B, 7.750%(b)	122,500
	iStar Financial, Inc.
5,530	Series D, 8.000%	138,250
	National General Holdings Corp.
35,000	Series B, 7.500%	872,200
	Northern Trust Corp.
3,747	Series C, 5.850%	95,549
	NorthStar Realty Finance Corp.
6,800	Series E, 8.750%	179,520
	Prologis, Inc.
1,250	Series Q, 8.540%	77,650
	RAIT Financial Trust
6,800	Series A, 7.750%	157,964
	RBS Capital Funding Trust V
10,000	Series E, 5.900%	245,500
	RBS Capital Funding Trust VII
18,007	Series G, 6.080%	446,033
	State Street Corp.
10,000	6.000%	255,300

	Winthrop Realty Trust, Sr. Unsec. Notes
9,100	7.750%	233,870
		5,431,757
Telecommunication Services: 0.69%
	United States Cellular Corp.
10,000	7.250%	253,200
	Verizon Communications, Inc.
3,700	5.900%	100,085
		353,285
	Total Preferred Stocks (Cost $5,738,760)	5,785,042

Principal Amount
Corporate Bonds: 2.09%
Financials: 2.09%
	Wells Fargo & Co., Jr. Sub. Notes, Series U
1,000,000	5.875%, Perpetual Maturity(c)(d)	1,060,200
	Total Corporate Bonds (Cost $1,000,000)	1,060,200
	Total Investments: 59.95% (Cost $29,429,897)	30,355,377
	Net Other Assets and Liabilities: 40.05%	20,275,709	(e)
	Net Assets: 100.00%	$50,631,086

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Dividend rate will change at a future date. Dividend rate shown reflects the rate in effect at March 31, 2015.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015.
(e)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini S&P 500® Futures	Long	57	06/22/15	$5,873,280	$27,051
Total Futures Contracts				$5,873,280	$27,051

Investment Abbreviations:

Jr.—Junior

REIT—Real Estate Investment Trust

Sr.—Senior

Sub.—Subordinated

S&P—Standard & Poor’s

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward EM Corporate Debt Fund

March 31, 2015 (Unaudited)

Principal Amount		Currency	Value (Note 1)
Foreign Government Obligations: 3.17%
Argentina: 1.02%
	Provincia de Buenos Aires, Sr. Unsec. Notes
3,500,000	11.750%, 10/05/15(a)	USD	$3,482,500
Brazil: 0.52%
	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec. Notes
1,750,000	3.375%, 09/26/16(b)(c)	USD	1,760,938
Ivory Coast: 1.10%
	Ivory Coast Government International Bond, Sr. Unsec. Notes
3,900,000	5.750%, 12/31/32(a)(d)	USD	3,744,312
South Korea: 0.53%
	Export-Import Bank of Korea, Sr. Unsec. Notes
1,800,000	2.875%, 01/21/25	USD	1,810,031
	Total Foreign Government Obligations (Cost $10,646,931)		10,797,781
Asset-Backed Securities: 1.46%
China: 1.46%
	Start CLO, Ltd., Series 2011-7A, Class A
3,700,000	15.264%, 06/09/15(c)(e)	USD	3,692,600
	Start CLO, Ltd., Series 2011-7X, Class A
1,300,000	15.264%, 06/09/15(e)	USD	1,297,400
			4,990,000
	Total Asset-Backed Securities (Cost $5,044,541)		4,990,000
Contingent Convertible Securities: 2.16%
Brazil: 1.02%
	Banco do Brasil SA/Cayman, Jr. Sub. Notes
4,000,000	9.000%, Perpetual Maturity(c)(e)(f)	USD	3,467,320

South Korea: 0.56%
	Woori Bank, Sub. Notes
1,800,000	4.750%, 04/30/24(c)	USD	1,927,562
Turkey: 0.58%
	Turkiye Vakiflar Bankasi, Sub. Notes
2,000,000	6.875%, 02/03/25(c)(e)	USD	1,962,400
	Total Contingent Convertible Securities (Cost $7,759,361)		7,357,282
Corporate Bonds: 97.58%
Argentina: 3.15%
	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, Sr. Unsec. Notes
7,831,000	9.750%, 08/15/21(c)	USD	6,460,575
	MetroGas SA, Sr. Unsec. Notes, A-L
5,022,604	8.875%, 12/31/18(c)	USD	4,221,499
	PIK Notes
91,670	8.875% (or 8.875% PIK)%, 12/31/18(c)	USD	75,178
			10,757,252
Azerbaijan: 0.57%
	International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., Sr. Unsec. Notes, EMTN
2,000,000	7.750%, 09/26/18	USD	1,930,000
Bangledesh: 1.45%
	Banglalink Digital Communications, Ltd., Sr. Unsec. Notes
4,800,000	8.625%, 05/06/19(c)	USD	4,944,000
Bolivia: 1.40%
	Trilogy International Partners Llc/Trilogy International Finance, Inc., First Lien Notes
4,930,000	10.250%, 08/15/16(c)	USD	4,781,814
Brazil: 5.15%
	BRF SA, Sr. Unsec. Notes
4,000,000	4.750%, 05/22/24(b)(c)	USD	3,900,000
	General Shopping Investments, Ltd., Sub. Notes
7,000,000	12.000%, Perpetual Maturity(a)(e)(f)	USD	5,537,000
	Odebrecht Finance, Ltd., Sr, Unsec. Notes
5,000,000	5.250%, 06/27/29(c)	USD	4,087,500
	World Wide Supply AS, First Lien Notes
4,785,000	7.750%, 05/26/17(c)	USD	4,019,400
			17,543,900
Chile: 5.95%
	Empresa Electrica Angamos SA, First Lien Notes
2,300,000	4.875%, 05/25/29(c)	USD	2,283,325
	GNL Quintero SA, Sr. Unsec. Notes
3,300,000	4.634%, 07/31/29(b)(c)	USD	3,436,765

	Inversiones Alsacia SA, First Lien Notes
9,293,007	8.000%, 12/31/18(c)	USD	6,923,290
	SACI Falabella, Sr. Unsec. Notes
2,300,000	4.375%, 01/27/25(c)	USD	2,379,858
	Transelec SA, Sr. Unsec. Notes
1,800,000	4.250%, 01/14/25(c)	USD	1,843,386
	VTR Finance BV, Sec. Notes
3,300,000	6.875%, 01/15/24(c)	USD	3,432,000
			20,298,624
China: 8.56%
	Baidu, Inc., Sr. Unsec. Notes
3,800,000	2.750%, 06/09/19(b)	USD	3,846,641
	CNOOC Curtis Funding No. 1, Ltd., Sr. Unsec. Notes
1,750,000	4.500%, 10/03/23(c)	USD	1,903,842
	CNOOC Finance 2013, Ltd., Sr. Unsec. Notes
3,000,000	3.000%, 05/09/23(b)	USD	2,935,608
	Sinopec Group Overseas Development 2014, Ltd., Sr. Unsec. Notes
7,000,000	4.375%, 04/10/24(b)(c)	USD	7,622,734
	State Grid Overseas Investment 2013, Ltd., Sr. Unsec. Notes
6,800,000	3.125%, 05/22/23(b)(c)	USD	6,886,204
	State Grid Overseas Investment 2014, Ltd., Sr. Unsec. Notes
1,600,000	4.850%, 05/07/44(c)	USD	1,840,442
	Tencent Holdings, Ltd., Sr. Unsec. Notes
4,000,000	3.375%, 03/05/18(b)(c)	USD	4,145,688
			29,181,159
Colombia: 9.70%
	Avianca Holdings SA, Sr. Unsec. Notes
5,655,000	8.375%, 05/10/20(b)(c)	USD	5,683,275
	Bancolombia SA, Sub. Notes
5,117,000	5.125%, 09/11/22(b)	USD	5,183,009
	Colombia Telecomunicaciones SA ESP, Sr. Unsec. Notes
5,273,000	5.375%, 09/27/22(b)(c)	USD	5,383,470
	Gruposura Finance, Sr. Unsec. Notes
2,005,000	5.700%, 05/18/21(a)	USD	2,157,881
	Millicom International Cellular SA, Sr. Unsec. Notes
4,000,000	6.625%, 10/15/21(c)	USD	4,245,000
	Pacific Rubiales Energy Corp., Sr. Unsec. Notes
1,150,000	7.250%, 12/12/21(a)(b)	USD	770,155
	SUAM Finance BV, Sr. Unsec. Notes
2,800,000	4.875%, 04/17/24(c)	USD	2,905,000
	Transportadora de Gas Internacional SA ESP, Sr. Unsec. Notes
6,385,000	5.700%, 03/20/22(a)(b)	USD	6,736,175
			33,063,965
Costa Rica: 0.89%
	Banco Nacional de Costa Rica, Sr. Unsec. Notes
3,000,000	4.875%, 11/01/18(b)(c)	USD	3,048,600

Guatemala: 1.19%
	Bantrab Senior Trust, Sr. Unsec. Notes
3,850,000	9.000%, 11/14/20(b)(c)	USD	4,052,125
Hong Kong: 3.28%
	AIA Group, Ltd., Sr. Unsec. Notes
3,500,000	4.875%, 03/11/44(b)(c)	USD	4,090,275
	Hutchison Whampoa International 12, II, Ltd., Sr. Unsec. Notes
3,300,000	2.000%, 11/08/17(b)(c)	USD	3,327,588
	Hutchison Whampoa International 14, Ltd., Unsec. Notes
1,200,000	3.625%, 10/31/24(c)	USD	1,231,829
	MIE Holdings Corp., Sr. Unsec. Notes
4,250,000	7.500%, 04/25/19(c)	USD	2,544,687
			11,194,379
India: 5.03%
	Bharti Airtel International Netherlands BV, Sr. Unsec. Notes
2,800,000	5.350%, 05/20/24(a)	USD	3,097,500
	Reliance Industries, Ltd., Sr. Unsec Notes
2,750,000	4.875%, 02/10/45(c)	USD	2,631,390
	Rolta Americas Llc, Sr. Unsec. Notes
4,850,000	8.875%, 07/24/19(c)	USD	4,656,000
	State Bank of India, Sr. Unsec. Notes
6,200,000	4.875%, 04/17/24(b)(c)	USD	6,755,247
			17,140,137
Indonesia: 1.57%
	PT Perusahaan Listrik Negara, Sr. Unsec. Notes
5,500,000	5.250%, 10/24/42(b)(c)	USD	5,350,400
Kazakhstan: 1.08%
	Tristan Oil, Ltd., Sec. Notes
10,500,000	0.000%, 01/01/16(a)	USD	3,677,100
Latvia: 0.75%
	Four Finance SA, Sr. Unsec. Notes
2,700,000	11.750%, 08/14/19(c)	USD	2,571,750
Malaysia: 0.39%
	Special Port Vehicle Bhd, Series 9
5,000,000	5.550%, 07/30/15(g)	MYR	1,321,804
Mexico: 13.10%
	BBVA Bancomer SA, Sub. Notes
7,000,000	6.750%, 09/30/22(b)(c)	USD	7,932,400
	Cemex SAB de CV, Sec. Notes
6,000,000	6.500%, 12/10/19(b)(c)	USD	6,390,000
	Comision Federal de Electricidad, Sr. Unsec. Notes
750,000	4.875%, 01/15/24(c)	USD	800,625
	El Puerto de Liverpool SAB de CV, Sr. Unsec. Notes
1,800,000	3.950%, 10/02/24(c)	USD	1,824,660

	Grupo Bimbo SAB de CV, Sr. Unsec. Notes
3,000,000	3.875%, 06/27/24(c)	USD	3,100,920
	Latina Offshore, Ltd., First Lien Notes
5,840,000	8.875%, 07/03/18(c)	USD	5,183,000
	Maxcom Telecomunicaciones SAB de CV, First Lien Notes
11,890,651	6.000%, 06/15/20(d)	USD	8,917,988
	Neptuno Finance, Ltd., First Lien Notes
3,800,000	9.750%, 11/07/19(c)	USD	3,401,000
	Petroleos Mexicanos, Sr. Unsec. Notes
7,000,000	4.250%, 01/15/25(c)	USD	7,112,350
			44,662,943
Morocco: 1.54%
	Office Cherifien des Phosphates SA, Sr. Unsec. Notes
4,800,000	5.625%, 04/25/24(c)	USD	5,238,000
Nigeria: 2.18%
	FBN Finance Co., BV, Sub. Notes
4,800,000	8.000%, 07/23/21(c)(e)	USD	3,786,365
	Seven Energy, Ltd., Sec. Notes
4,800,000	10.250%, 10/11/21(c)	USD	3,660,960
			7,447,325
Norway: 0.81%
	Island Drilling Co., ASA, Second Lien Notes
4,800,000	9.500%, 04/03/18	USD	2,760,000
Peru: 0.89%
	SAN Miguel Industrias Pet SA, Sr. Unsec. Notes
2,870,000	7.750%, 11/06/20(c)	USD	3,042,200
Poland: 1.18%
	PKO Finance AB, Sr. Unsec. Notes
3,800,000	4.630%, 09/26/22(b)(c)	USD	4,032,750
Qatar: 2.47%
	QNB Finance, Ltd., Sr. Unsec. Notes
4,000,000	2.875%, 04/29/20(b)	USD	4,085,400
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes
4,026,100	5.298%, 09/30/20(a)(b)	USD	4,347,181
			8,432,581
Russia: 7.46%
	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Unsec. Notes
2,500,000	7.750%, 04/28/21(a)(b)	USD	2,466,350
	Borets Finance, Ltd., Unsec. Notes
4,100,000	7.625%, 09/26/18(c)	USD	3,144,700
	EDC Finance, Ltd., Sr. Unsec. Notes
5,300,000	4.875%, 04/17/20(c)	USD	4,436,503
	Eurasian Development Bank, Sr. Unsec. Notes
2,800,000	5.000%, 09/26/20(b)(c)	USD	2,660,000

	Evraz Group SA, Sr. Unsec. Notes
4,500,000	6.500%, 04/22/20(a)	USD	3,996,000
	Federal Grid Co., OJSC via Federal Grid Finance, Ltd., Unsec Notes, Euro-Medium-Term Notes
80,500,000	8.446%, 03/13/19	RUB	1,148,024
	RusHydro Finance, Ltd., Sec. Notes, Euro-Medium-Term Notes
47,000,000	7.875%, 10/28/15	RUB	779,433
	Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes
2,000,000	8.500%, 10/16/23(c)	USD	1,650,000
	Sberbank of Russia Via SB Capital SA, Sub. Notes
1,050,000	5.125%, 10/29/22(a)	USD	845,250
	Sibur Securities, Ltd., Sr. Unsec. Notes
4,700,000	3.914%, 01/31/18(a)	USD	4,298,714
			25,424,974
Saudi Arabia: 1.70%
	Saudi Electricity Global Sukuk Co. 2, Unsec. Notes
5,650,000	5.060%, 04/08/43(b)(c)	USD	5,803,974
Serbia: 1.18%
	United Group BV, Sec. Notes
3,450,000	7.875%, 11/15/20(c)	EUR	4,006,383
South Korea: 6.17%
	Doosan Infracore Co., Ltd., Sr. Unsec. Notes
5,350,000	3.250%, 10/05/42(b)(d)(e)	USD	5,398,936
	Korea East-West Power Co., Ltd., Sr. Unsec. Notes
1,500,000	2.500%, 07/16/17(b)(c)	USD	1,528,292
	Korea Exchange Bank, Sr. Unsec. Notes
5,000,000	2.500%, 06/12/19(c)	USD	5,058,490
	Korea Finance Corp., Sr. Unsec. Notes
4,000,000	2.250%, 08/07/17(b)	USD	4,068,796
	Korea Gas Corp., Sr. Unsec. Notes
1,800,000	3.875%, 02/12/24(b)(c)	USD	1,950,941
	Korea Resources Corp., Sr. Unsec. Notes
2,000,000	2.125%, 05/02/18(b)(c)	USD	2,007,270
	SK Telecom Co., Ltd., Sr. Unsec. Notes
1,000,000	2.125%, 05/01/18(b)(c)	USD	1,009,597
			21,022,322
Tanzania: 0.67%
	Golden Close Maritime Corp., Ltd., Sec. Notes
3,000,000	9.000%, 10/24/19(c)	USD	2,295,000
Turkey: 3.52%
	Anadolu Efes Biracilik Ve Malt Sanayii AS, Sr. Unsec. Notes
3,000,000	3.375%, 11/01/22(a)(b)	USD	2,683,500
	KOC Holding AS, Sr. Unsec. Notes
2,000,000	3.500%, 04/24/20(a)	USD	1,935,000
	Turk Telekomunikasyon AS, Sr. Unsec. Notes
2,800,000	4.875%, 06/19/24(b)(c)	USD	2,793,000

	Turkish Airlines 2015-1 Class A Pass Through Trust, Sec. Notes
1,700,000	4.200%, 03/15/27(c)	USD	1,722,822
	Turkiye Is Bankasi AS, Sr. Unsec. Notes
1,500,000	5.000%, 04/30/20(c)	USD	1,509,375
	Yasar Holdings AS, Sr. Unsec. Notes
1,300,000	8.875%, 05/06/20(c)	USD	1,358,500
			12,002,197
Ukraine: 0.48%
	Metinvest BV, Sr. Unsec. Notes
1,950,000	8.750%, 02/14/18(a)	USD	846,495
	Ukraine Railways via Shortline Plc, Sr. Unsec. Notes
2,000,000	9.500%, 05/21/18(a)	USD	780,000
			1,626,495
United Arab Emirates: 2.43%
	Doric Nimrod Air, First Lien Notes
4,567,094	5.125%, 11/30/24(c)	USD	4,853,912
	Millennium Offshore Services Superholdings Llc, Sec. Notes
3,800,000	9.500%, 02/15/18(b)(c)	USD	3,432,977
			8,286,889
Venezuela: 1.69%
	Petroleos de Venezuela SA, Unsec. Notes
7,300,000	6.000%, 05/16/24(a)	USD	2,400,240
	PSOS Finance, Ltd., First Lien Notes
4,201,000	11.750%, 04/23/18(c)	USD	3,024,720
	Sidetur Finance BV, Sr. Unsec. Notes
2,507,500	10.000%, 04/20/16(a)(h)	USD	348,543
			5,773,503
	Total Corporate Bonds (Cost $353,840,181)		332,714,545
	Total Investments: 104.37% (Cost $377,291,014)		355,859,608
	Net Other Assets and Liabilities: (4.37)%		(14,886,541	)(i)
	Net Assets: 100.00%		$340,973,067

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $54,149,896, representing 15.88% of net assets.

(b)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $141,809,742, representing 41.59% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $256,226,642, representing 75.15% of net assets.
(d)	Represents a step-up bond. Rate disclosed is as of March 31, 2015.
(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(h)	Security in default on interest payments.
(i)	Includes cash which is being held as collateral for potential transactions in swap contracts.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
11/20/2014	Special Port Vehicle Bhd, Series 9
	5.550%, 07/30/15(g)	$1,430,916	$1,321,804	0.39%

Investment Abbreviations:

EMTN—Euro Medium Term Note

Jr.—Junior

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Currency Abbreviations:

EUR—Euro

MYR—Malaysian Ringgit

RUB—Russian Ruble

USD—U.S. Dollar

Portfolio of Investments (Note 1)

Forward Emerging Markets Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 81.31%
Bangladesh: 0.05%
21,747	Beximco Pharmaceuticals, Ltd., GDR(a)	$5,684
Brazil: 3.48%
50,600	BM&F Bovespa SA	176,459
40,500	Hypermarcas SA(b)	250,115
		426,574
Cambodia: 1.23%
226,000	NagaCorp, Ltd.	150,421
China: 6.42%
200,000	China Galaxy Securities Co., Ltd., Class H	228,825
354,000	China Machinery Engineering Corp., Class H	357,989
311,021	China Pioneer Pharma Holdings, Ltd.	198,985
		785,799
Czech Republic: 0.91%
4,100	Pegas Nonwovens SA	111,953
Egypt: 0.83%
9,466	Arabian Cement Co.(c)	21,090
2,960	Eastern Tobacco(c)	80,172
		101,262
Greece: 1.36%
26,800	Plaisio Computers SA	167,137
Hong Kong: 4.91%
113,000	China Gas Holdings, Ltd.	185,111
210,000	China South City Holdings, Ltd.	68,802
5,300	Guangdong Investment, Ltd., Unsponsored ADR	347,018
		600,931
Indonesia: 9.24%
296,100	PT AKR Corporindo Tbk	116,062
1,250,000	PT Arwana Citramulia Tbk	77,438
1,545,240	PT Astra Graphia Tbk	248,184
2,012,425	PT Bank Tabungan Negara Persero Tbk	193,162
2,100,000	PT Kalbe Farma Tbk	299,541
899,500	PT Media Nusantara Citra Tbk	197,099
		1,131,486

Malaysia: 4.08%
115,000	Globetronics Technology Bhd	163,332
578,621	Oldtown Bhd	268,726
150,000	Power Root Bhd	67,234
		499,292
Mexico: 4.34%
110,000	Bolsa Mexicana de Valores SAB de CV	187,498
123,399	Gentera SAB de CV(b)	221,177
60,525	PLA Administradora Industrial S de RL de CV	122,610
		531,285
Peru: 2.04%
31,000	Alicorp SA	60,068
6,570	Intercorp Financial Services, Inc.(a)	190,464
		250,532
Philippines: 8.71%
700,000	8990 Holdings, Inc.	136,241
80,000	Concepcion Industrial Corp.	113,378
910,000	D&L Industries, Inc.	408,177
321,000	First Gen Corp.	219,027
100,900	Robinsons Retail Holdings, Inc.	189,611
		1,066,434
Poland: 1.12%
10,000	Prime Car Management SA(b)	137,221
Russia: 0.28%
93,700	Hydraulic Machines and Systems Group Plc, GDR(a)(c)	34,669
Singapore: 4.38%
10,000	China Yuchai International, Ltd.	197,400
193,000	OSIM International, Ltd.	275,644
64,000	Silverlake Axis, Ltd.	63,890
		536,934
South Korea: 1.77%
9,609	Samjin Pharmaceutical Co., Ltd.	216,959
Sri Lanka: 5.41%
223,711	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	220,393
190,924	Hatton National Bank Plc, Non-Voting Depository Receipt	236,549
1,791,963	Piramal Glass Ceylon Plc	76,698
710,002	Textured Jersey Lanka, Ltd.	128,486
		662,126
Taiwan: 8.08%
266,900	Formosan Rubber Group, Inc.	270,824
154,000	Kinik Co.	328,277
1,584	Mega Financial Holding Co., Ltd.	1,314
222,000	Wah Lee Industrial Corp.	388,801
		989,216

Thailand: 6.70%
150,000	Bangkok Aviation Fuel Services Pcl	146,358
298,700	Group Lease Pcl	99,138
458,100	Jasmine International Pcl	80,949
237,000	RS Pcl	112,892
1,087,601	Thai Tap Water Supply Pcl	381,028
		820,365
Turkey: 3.29%
250,000	Albaraka Turk Katilim Bankasi AS	165,458
122,070	Anadolu Hayat Emeklilik AS	237,203
		402,661
Ukraine: 0.50%
6,500	MHP SA, GDR(a)	61,165
United Kingdom: 2.18%
5,500	Bank of Georgia Holdings Plc	141,554
41,100	Stock Spirits Group Plc	125,898
		267,452
	Total Common Stocks (Cost $9,685,783)	9,957,558
Preferred Stocks: 0.99%
Colombia: 0.99%
12,404	Banco Davivienda SA	121,655
	Total Preferred Stocks (Cost $192,892)	121,655
Loan Participation Notes: 0.97%
Bangladesh: 0.97%
126,500	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	118,850
	Total Loan Participation Notes (Cost $137,359)	118,850
	Total Investments: 83.27% (Cost $10,016,034)	10,198,063
	Net Other Assets and Liabilities: 16.73%	2,048,535	(d)
	Net Assets: 100.00%	$12,246,598

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $291,982 representing 2.38% of net assets.
(b)	Non-income producing security.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(d)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
MSCI Emerging Markets E-Mini Futures	Long	40	06/22/15	$1,944,800	$59,559
Total Futures Contracts				$1,944,800	$59,559

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
05/14/14	Arabian Cement Co.(c)	$12,039	$21,090	0.17%
10/04/12-05/09/13	Eastern Tobacco(c)	42,053	80,172	0.66%
05/02/13-06/06/14	Hydraulic Machines and Systems Group Plc, GDR(a)(c)	265,071	34,669	0.28%
		$319,163	$135,931	1.11%

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

Portfolio of Investments (Note 1)

Forward Equity Long/Short Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 74.64%
Consumer Discretionary: 18.92%
850	Dollar Tree, Inc.(a)	$68,973
70	Graham Holdings Co., Class B	73,474
750	L Brands, Inc.	70,717
925	Lowe’s Cos., Inc.	68,811
700	Ross Stores, Inc.	73,752
4,225	Staples, Inc.	68,804
325	Whirlpool Corp.	65,670
		490,201
Consumer Staples: 12.00%
625	Altria Group, Inc.	31,263
450	Costco Wholesale Corp.	68,173
325	CVS Health Corp.	33,543
425	Dr. Pepper Snapple Group, Inc.	33,354
475	Kroger Co.	36,413
275	Monster Beverage Corp.(a)	38,059
1,350	Whole Foods Market, Inc.	70,308
		311,113
Financials: 2.52%
1,000	Visa, Inc., Class A	65,410
Healthcare: 16.32%
475	Edwards Lifesciences Corp.(a)	67,668
2,175	Grifols SA, ADR	71,362
3,000	HMS Holdings Corp.(a)	46,350
300	Jazz Pharmaceuticals Plc(a)	51,837
975	Quest Diagnostics, Inc.	74,929
575	Stryker Corp.	53,044
925	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	57,627
		422,817
Industrials: 2.13%
210	Air Products & Chemicals, Inc.	31,769
200	United Technologies Corp.	23,440
		55,209
Information Technology: 18.96%
200	Alibaba Group Holding, Ltd., Sponsored ADR(a)	16,648
800	Automatic Data Processing, Inc.	68,512
180	Equinix, Inc.	41,913
875	Fiserv, Inc.(a)	69,475
150	Google, Inc., Class A(a)	83,205
1,000	Microsoft Corp.	40,655

500	Palo Alto Networks, Inc.(a)	73,040
1,000	Red Hat, Inc.(a)	75,750
750	Ubiquiti Networks, Inc.	22,163
		491,361
Materials: 3.79%
540	Dow Chemical Co.	25,909
300	International Flavors & Fragrances, Inc.	35,220
130	Sherwin-Williams Co.	36,985
		98,114
	Total Common Stocks (Cost $1,791,136)	1,934,225
	Total Investments: 74.64% (Cost $1,791,136)	1,934,225
	Net Other Assets and Liabilities: 25.36%	657,033	(b)
	Net Assets: 100.00%	$2,591,258

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-Mini S&P 500® Futures	Short	(10)	06/22/15	$(1,030,400)	$(1,552)
Total Futures Contracts				$(1,030,400)	$(1,552)

Investment Abbreviations:

ADR—American Depositary Receipt

S&P—Standard & Poor’s

Portfolio of Investments (Note 1)

Forward Frontier Strategy Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 2.37%
88,100	iShares® MSCI Frontier 100 Index Fund	$2,620,094
	Total Exchange-Traded Funds (Cost $2,638,948)	2,620,094

Principal Amount
Agency Pass-Through Securities: 13.93%
Federal Home Loan Mortgage Corporation (FHLMC): 0.43%
	FHLMC
$ 230,045	1.174%, 05/25/43(a)	236,168
18,616	1.913%, 12/01/30(a)	19,404
1,503	2.030%, 03/01/18(a)	1,544
35,603	2.055%, 08/01/17(a)	35,858
47,263	2.496%, 10/01/30(a)	49,032
3,251	2.530%, 12/01/18(a)	3,314
126,191	4.683%, 11/01/19(a)	129,942
		475,262
Federal National Mortgage Association (FNMA): 13.50%
	FNMA
1,500,000	1.050%, 11/26/18	1,489,889
2,000,000	1.200%, 07/17/17	2,000,738
86,317	1.314%, 10/01/44(a)	88,437
214,370	1.314%, 09/01/44(a)	219,668
3,569	1.370%, 06/01/21(a)	3,590
2,000,000	1.500%, 10/23/19	1,987,306
82,177	1.514%, 06/01/40(a)	84,512
5,441	1.514%, 10/01/40(a)	5,605
6,629	1.750%, 01/01/20(a)	6,888
55,309	1.762%, 08/01/34(a)	58,867
110,135	1.790%, 06/01/34(a)	115,654
718,089	1.790%, 01/01/34(a)	753,780
83,004	1.817%, 08/01/33(a)	87,886
4,539	1.845%, 12/01/24(a)	4,730
4,500,000	1.875%, 09/18/18	4,613,855
22,872	1.921%, 08/01/33(a)	24,093
53,733	1.921%, 06/01/29(a)	56,399
300,703	1.922%, 07/01/35(a)	316,540
7,551	1.936%, 05/01/18(a)	7,717
10,307	1.997%, 11/01/18(a)	10,565
54,492	2.042%, 11/01/35(a)	57,420
4,292	2.054%, 02/01/37(a)	4,562

23,110	2.059%, 03/01/18(a)	23,936
19,068	2.063%, 10/01/34(a)	20,232
606,852	2.072%, 03/01/36(a)	639,898
34,109	2.092%, 05/01/36(a)	36,030
21,908	2.096%, 01/01/36(a)	23,052
90,338	2.104%, 11/01/35(a)	94,494
27,647	2.127%, 11/01/35(a)	29,103
8,827	2.130%, 04/01/23(a)	9,190
91,497	2.175%, 07/01/35(a)	97,595
10,009	2.209%, 08/01/30(a)	10,428
91,171	2.222%, 11/01/37(a)	96,958
571,785	2.270%, 12/01/39(a)	608,758
34,583	2.306%, 06/01/32(a)	36,482
38,224	2.326%, 10/01/33(a)	40,313
29,313	2.330%, 01/01/35(a)	31,370
15,280	2.332%, 06/01/34(a)	16,265
13,692	2.365%, 11/01/29(a)	14,622
59,304	2.368%, 08/01/24(a)	62,041
85,264	2.402%, 10/01/34(a)	89,618
23,054	2.435%, 03/01/19(a)	23,118
55,038	2.440%, 06/01/34(a)	55,423
9,187	2.487%, 09/01/33(a)	9,773
143,007	2.505%, 07/01/41(a)	152,002
395,339	2.696%, 08/01/35(a)	423,058
269,717	2.949%, 11/01/36(a)	283,394
11,070	3.172%, 05/01/19(a)	11,588
21,261	3.245%, 08/01/18(a)	22,323
		14,959,765
	Total Agency Pass-Through Securities (Cost $15,286,689)	15,435,027
Asset-Backed Securities: 3.35%
	American Express Credit Account Master Trust, Series 2014-2, Class A
250,000	1.260%, 01/15/20	250,785
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.825%, 08/16/21(a)(b)	251,744
	John Deere Owner Trust, Series 2014-B, Class A3
1,000,000	1.070%, 11/15/17	1,002,205
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
499,576	0.840%, 11/15/17	500,612
	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4
1,200,000	1.450%, 09/21/20	1,202,369
	Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2
500,000	1.400%, 07/22/19(b)	502,323
	Total Asset-Backed Securities (Cost $3,699,180)	3,710,038

Collateralized Mortgage Obligations: 10.86%
Collateralized Mortgage Obligations-Other: 2.74%
	Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR
1,000,000	5.735%, 05/14/17(a)(b)	1,056,773
	Credit Suisse Re-REMIC Mortgage Trust, Series 2010-RR1, Class 3A
1,200,000	5.575%, 05/10/17(a)(b)	1,264,164
	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A1
432,883	1.268%, 03/15/19	432,768
	JP Morgan Chase Mortgage Trust, Series 2004, Class A5
274,790	2.271%, 12/25/34(a)	276,762
		3,030,467
Federal Home Loan Mortgage Corporation (FHLMC): 4.19%
	FHLMC, REMICS
1,210,943	3.000%, 01/15/39	1,246,626
415,322	3.000%, 08/15/40	434,102
538,982	3.500%, 04/15/40	566,130
166,507	4.500%, 08/15/20	175,883
	FHLMC, STRIP
1,780,947	3.500%, 07/15/42	1,884,720
314,484	3.500%, 09/15/42	335,857
		4,643,318
Federal National Mortgage Association (FNMA): 0.64%
	FNMA, REMICS
652,171	4.500%, 10/25/39	705,490
Government National Mortgage Association (GNMA): 3.29%
	GNMA, REMICS
555,652	2.250%, 06/20/39	561,995
2,035,842	3.500%, 05/20/41	2,119,888
361,732	3.500%, 11/20/39	379,969
397,486	4.500%, 10/20/39	435,548
142,463	4.750%, 05/20/39	151,126
		3,648,526
	Total Collateralized Mortgage Obligations (Cost $11,917,417)	12,027,801
Corporate Bonds: 15.64%
Basic Materials: 0.92%
	Dow Chemical Co., Sr. Unsec. Notes
1,000,000	2.500%, 02/15/16	1,015,232
Consumer Cyclical: 0.68%
	Daimler Finance North America Llc, Sr. Unsec. Notes
750,000	1.115%, 08/01/18(a)(b)	753,299

Consumer Noncyclical: 0.54%
	Genzyme Corp., Sr. Unsec. Notes
500,000	3.625%, 06/15/15	503,151
	Johns Hopkins Health System Corp., Sr. Unsec. Notes
100,000	1.424%, 05/15/18	99,070
		602,221
Consumer Staples: 1.03%
	Kraft Foods Group, Inc., Sr. Unsec. Notes
1,000,000	6.125%, 08/23/18	1,136,126
Energy: 1.44%
	Copano Energy Llc/Copano Energy Finance Corp., Sr. Unsec. Notes
500,000	7.125%, 04/01/21	539,881
	Dominion Resources, Inc., Sr. Unsec. Notes
345,000	1.950%, 08/15/16	349,177
	Schlumberger Norge AS, Sr. Unsec. Notes
512,000	1.950%, 09/14/16(b)	521,190
	TransCanada PipeLines, Ltd., Sr. Unsec. Notes
190,000	0.953%, 06/30/16(a)	190,641
		1,600,889
Financials: 4.29%
	American Express Credit Corp., Sr. Unsec. Notes
400,000	0.820%, 03/18/19(a)	400,198
	Branch Banking & Trust Co., Sub. Notes, Series BKNT
1,000,000	5.625%, 09/15/16	1,064,490
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
500,000	2.050%, 08/01/16	509,089
	Macquarie Group, Ltd., Sr. Unsec. Notes
382,000	1.255%, 01/31/17(a)(b)	384,224
	Nationwide Mutual Insurance Co., Sub. Notes
895,000	2.561%, 12/15/24(a)(b)	896,837
	Pricoa Global Funding I, Sec. Notes
1,000,000	2.200%, 05/16/19(b)	1,012,562
	Skyway Concession Co., Llc, Sec. Notes
500,000	0.553%, 06/30/17(a)(b)	482,187
		4,749,587
Healthcare: 1.80%
	AmerisourceBergen Corp., Sr. Unsec. Notes
1,000,000	1.150%, 05/15/17	996,855
	Sanofi, Sr. Unsec. Notes
1,000,000	1.250%, 04/10/18	1,001,942
		1,998,797
Industrials: 0.73%
	Federal Express Corp. 1999 Pass Through Trust, Second Lien Notes, Series 991B
713,120	7.900%, 01/15/20	803,615

Technology: 1.94%
	Hewlett-Packard Co., Sr. Unsec. Notes
1,030,000	3.300%, 12/09/16	1,065,368
	Intuit, Inc., Sr. Unsec. Notes
1,000,000	5.750%, 03/15/17	1,083,793
		2,149,161
Telecommunication Services: 2.27%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.643%, 02/12/16(a)	499,798
1,500,000	2.375%, 11/27/18	1,522,254
	Verizon Communications, Inc., Sr. Unsec. Notes
500,000	1.100%, 11/01/17	495,764
		2,517,816
	Total Corporate Bonds (Cost $17,352,580)	17,326,743
Municipal Bonds: 8.58%
	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project
275,000	2.199%, 10/01/19	279,023
	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B
500,000	1.140%, 03/01/16	503,105
	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B
50,000	1.086%, 05/15/17	50,141
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	499,195
	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B
750,000	0.895%, 12/01/16	750,660
	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	250,395
	Maine State Housing Authority, Taxable Revenue Bonds, Series A
500,000	1.190%, 11/15/16	498,610
	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B
655,000	1.053%, 06/01/17	657,273
	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B
250,000	1.233%, 06/15/16	249,610
	New Jersey State Economic Development Authority, Taxable Refunding Revenue Bonds (School Facilities Construction), Series QQ
500,000	1.096%, 06/15/16	499,335
	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F
500,000	1.650%, 03/15/18	504,745

	North Carolina Housing Finance Agency, HomeownershipTaxable Refunding Revenue Bonds, Series 35
175,000	2.040%, 07/01/18	177,306
	North Texas Tollway Authority, First Tier Variable Revenue Refunding Bonds, Series A
250,000	0.820%, 01/01/50(a)	250,218
	Pasadena, California, Unified School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
750,000	1.861%, 11/01/18	758,325
	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B
300,000	3.000%, 02/15/17	310,230
	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B
250,000	0.948%, 02/01/16	249,315
	Philadelphia Municipal Authority, Taxable Revenue Bonds, Series A
500,000	2.000%, 01/15/18	502,690
	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T
425,000	2.080%, 10/01/17	430,266
	State of California, Taxable Various Purpose General Obligation Unlimited Bonds
500,000	1.050%, 02/01/16	502,510
	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes—Direct Pay), Series B
400,000	4.376%, 11/01/21	445,220
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
185,000	2.800%, 03/01/36	184,484
	Virginia State Housing Development Authority, Taxable Revenue Bonds, Series B
455,000	2.000%, 04/01/19	458,399
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	500,240
	Total Municipal Bonds (Cost $9,464,682)	9,511,295
U.S. Treasury Bonds & Notes: 17.75%
	U.S. Treasury Notes
6,000,000	0.750%, 03/15/17	6,022,968
5,000,000	0.750%, 01/15/17	5,021,875
6,500,000	0.875%, 05/15/17	6,537,070
2,000,000	2.375%, 07/31/17	2,078,906
	Total U.S. Treasury Bonds & Notes (Cost $19,570,357)	19,660,819
	Total Investments: 72.48% (Cost $79,929,853)	80,291,817
	Net Other Assets and Liabilities: 27.52%	30,489,646	(c)
	Net Assets: 100.00%	$110,781,463

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,125,303 representing 6.43% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Bank of Americal Merrill Lynch	MSCI Frontier NR USD	1-month LIBOR plus 110 Bps	Total Return	01/27/16	$17,028,596	$(1,887,624)
Bank of Americal Merrill Lynch	MSCI Frontier NR USD	3-month LIBOR plus 101 Bps	Total Return	04/05/16	5,027,389	(173,356)
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 135 Bps	Total Return	01/27/16	8,690,503	(1,030,655)
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 130 Bps	Total Return	02/29/16	15,265,193	(2,272)
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 119 Bps	Total Return	05/26/15	13,377,743	(1,331,806)
Citibank	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	05/07/15	4,191,983	(332,838)
Citibank	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	05/05/16	3,993,903	28,928
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 145 Bps	Total Return	06/26/15	29,967,955	(3,442,505)
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 155 Bps	Total Return	06/26/15	6,564,631	(998,972)
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 155 Bps	Total Return	07/28/15	6,433,428	(904,816)
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 145 Bps	Total Return	10/29/15	8,958,091	(1,343,225)
Total of Total Return Swap Contracts					$119,499,415	$(11,419,141)

Investment Abbreviations:

Bps—Basis Points

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

REMICS—Real Estate Mortgage Investment Conduit

Re-REMICS—Re-Securitized Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Global Dividend Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 92.44%
China: 1.88%
258,000	China Machinery Engineering Corp., Class H	$260,784
Denmark: 0.68%
45	A.P. Moller-Maersk AS, Class B	94,060
France: 4.68%
3,400	Danone SA	229,187
62	Hermes International	21,891
1,300	LVMH Moet Hennessy Louis Vuitton SE	228,778
2,700	Orpea	170,069
		649,925
Germany: 3.42%
2,600	Bayer AG, Sponsored ADR	390,689
6,050	RIB Software AG	84,708
		475,397
Hong Kong: 3.99%
60,000	BOC Hong Kong Holdings, Ltd.	213,988
206,000	China South City Holdings, Ltd.	67,460
208,000	Guangdong Investment, Ltd.	272,765
		554,213
Indonesia: 2.71%
1,094,683	PT Astra Graphia Tbk	175,900
912,000	PT Media Nusantara Citra Tbk	199,648
		375,548
Italy: 1.28%
10,710	Danieli & Co. Officine Meccaniche SpA	178,036
Japan: 11.00%
30,000	Astellas Pharma, Inc.	491,547
17,500	Kuraray Co., Ltd.	236,946
25,000	Santen Pharmaceutical Co., Ltd.	364,645
13,000	Yumeshin Holdings Co., Ltd.	96,629
9,000	Zenkoku Hosho Co., Ltd.	337,141
		1,526,908
Malaysia: 0.63%
187,500	Oldtown Bhd	86,953

Netherlands: 1.16%
1,778	Amsterdam Commodities NV	48,344
3,500	Arcadis NV	112,402
		160,746
Norway: 1.96%
23,800	Marine Harvest ASA	272,667
Pakistan: 0.76%
3,600	Suncor Energy, Inc.	105,196
Peru: 1.52%
1,500	Credicorp, Ltd.	210,945
Philippines: 4.27%
483,124	D&L Industries, Inc.	216,424
250,000	First Gen Corp.	170,346
110,000	Robinsons Retail Holdings, Inc.	206,712
		593,482
Singapore: 2.12%
7,000	China Yuchai International, Ltd.	138,180
109,000	OSIM International, Ltd.	155,675
		293,855
Sweden: 5.60%
7,500	Investor AB, Class B	298,551
25,700	Nordea Bank AB	313,038
26,000	TeliaSonera AB	165,222
		776,811
Switzerland: 11.23%
6,800	Clariant AG	135,689
4,200	Novartis AG, Sponsored ADR	414,162
600	Partners Group Holding AG	178,876
13,200	Roche Holdings, Ltd., Sponsored ADR	453,816
2,100	Syngenta AG, ADR	142,401
12,500	UBS Group AG	234,389
		1,559,333
Taiwan: 1.97%
70,000	Kinik Co.	149,057
71,000	Wah Lee Industrial Corp.	124,355
		273,412
Thailand: 2.07%
837,200	Jasmine International Pcl	147,837
400,000	Thai Tap Water Supply Pcl	140,087
		287,924
United Kingdom: 5.13%
18,000	Dunelm Group Plc	224,290
2,500	HSBC Holdings Plc, Sponsored ADR	106,475
57,900	Stock Spirits Group Plc	176,984
1,800	WPP Group Plc, Sponsored ADR	204,786
		712,535

United States: 24.38%
1,900	3M Co.	313,405
1,085	AvalonBay Communities, Inc.	189,061
6,230	BankUnited, Inc.	203,970
885	BlackRock, Inc.	323,769
3,470	Cardinal Health, Inc.	313,237
6,300	Comcast Corp., Class A	355,761
4,130	ConocoPhillips Corp.	257,134
5,030	JPMorgan Chase & Co.	304,717
4,100	KLA-Tencor Corp.	238,989
9,680	Pfizer, Inc.	336,767
5,000	Qualcomm, Inc.	346,700
14,060	Silvercrest Asset Management Group, Inc., Class A	200,355
		3,383,865
	Total Common Stocks (Cost $10,637,292)	12,832,595
Limited Partnerships: 1.13%
United States: 1.13%
6,850	KKR & Co., LP	156,249
	Total Limited Partnerships (Cost $150,448)	156,249
Preferred Stocks: 0.90%
Germany: 0.90%
3,488	Sixt SE	124,460
	Total Preferred Stocks (Cost $107,860)	124,460

Principal Amount
Collateralized Mortgage Obligations: 0.64%
United States: 0.64%
	FHLMC, REMICS
$568,233	3.000%, 06/15/27(a)	61,242
	FNMA, REMICS
176,435	3.500%, 11/25/20(a)	10,641
83,343	4.000%, 09/25/20(a)	4,556
198,303	4.000%, 10/25/20(a)	12,696
		89,135

Total Collateralized Mortgage Obligations (Cost $141,909)	89,135
Total Investments: 95.11% (Cost $11,037,509)	13,202,439
Net Other Assets and Liabilities: 4.89%	679,326
Net Assets: 100.00%	$13,881,765

Percentages are stated as a percent of net assets.

(a)	Interest only security.

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

REMICS—Real Estate Mortgage Investment Conduits

Portfolio of Investments (Note 1)

Forward Global Infrastructure Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 95.41%
Australia: 2.27%
819,000	Spark Infrastructure Group	$1,235,107
Austria: 1.00%
9,055	Andritz AG	542,122
Belgium: 2.97%
57,700	bpost SA	1,619,605
Brazil: 3.57%
143,600	Alupar Investimento SA	853,083
164,800	Transmissora Alianca de Energia Electria SA	1,094,174
		1,947,257
Canada: 3.39%
16,110	Canadian Solar, Inc.(a)	537,913
18,600	Suncor Energy, Inc.	543,513
77,000	TransAlta Renewables, Inc.	762,978
		1,844,404
Chile: 4.15%
2,039,900	Aguas Andinas SA, Class A	1,193,758
65,500	Enersis SA, Sponsored ADR	1,065,030
		2,258,788
China: 10.74%
1,163,000	China Machinery Engineering Corp., Class H	1,176,104
920,000	Huaneng Power International, Inc., Class H	1,089,382
961,000	Jiangsu Expressway Co., Ltd., Class H	1,291,638
2,775,500	Qinhuangdao Port Co., Ltd., Class H	1,464,247
626,000	Zhejiang Expressway Co., Ltd., Class H	830,075
		5,851,446
France: 3.32%
11,072	Gaztransport Et Technigaz SA	653,356
40,300	Groupe Eurotunnel SE	578,057
30,500	Veolia Environnement SA	577,686
		1,809,099
Germany: 1.27%
23,000	Freenet AG	694,316

Greece: 1.42%
44,000	Costamare, Inc.	774,840
Hong Kong: 8.73%
2,391,000	China Power International Development, Ltd.	1,252,147
1,127,500	HK Electric Investments & HK Electric Investments, Ltd.(b)(c)	773,710
1,595,300	SITC International Holdings Co., Ltd.	841,619
311,000	SmarTone Telecommunications Holdings, Ltd.	593,707
2,024,000	Yuexiu Transport Infrastructure, Ltd.	1,292,306
		4,753,489
Italy: 5.23%
40,700	Danieli & C. Officine Meccaniche SpA	676,571
14,100	EI Towers SpA(a)	751,684
241,700	Hera SpA	568,115
73,474	Societa Iniziative Autostradali Servizi SpA	854,812
		2,851,182
Japan: 2.32%
59,000	Seino Holdings Co., Ltd.	640,989
82,900	Yumeshin Holdings Co., Ltd.	620,013
		1,261,002
Mexico: 2.07%
434,300	OHL Mexico SAB de CV(a)	820,852
28,700	Promotora Operador Infrastructure SAB de CV(a)	306,314
		1,127,166
New Zealand: 6.99%
650,000	Air New Zealand, Ltd.	1,324,187
303,300	Infratil, Ltd.	721,056
531,200	Meridian Energy, Ltd.	804,179
413,800	Mighty River Power, Ltd.	959,007
		3,808,429
Norway: 4.18%
96,500	Hoegh LNG Holdings, Ltd.	1,105,072
98,500	Nordic American Tankers, Ltd.	1,173,135
		2,278,207
Philippines: 1.83%
5,232,600	Energy Development Corp.	995,013
Portugal: 2.85%
144,650	CTT-Correios de Portugal SA	1,552,705
Russia: 1.39%
75,200	Mobile Telesystems, Sponsored ADR	759,520
Singapore: 5.06%
743,500	China Merchants Holdings Pacific, Ltd.	568,860
2,134,400	Hutchison Port Holdings Trust	1,483,408
492,900	Singapore Post, Ltd.	703,963
		2,756,231

Spain: 1.01%
25,405	Cia de Distribucion Integral Logista Holdings SA	548,930
Thailand: 4.22%
3,786,700	BTS Group Holdings Pcl	1,064,791
3,528,000	TTW Pcl	1,235,993
		2,300,784
Turkey: 1.83%
272,800	Aygaz AS	997,210
United Kingdom: 1.22%
43,000	Stolt-Nielsen, Ltd.	661,892
United States: 11.37%
18,870	American Water Works Co., Inc.	1,022,943
19,200	Macquarie Infrastructure Co., Llc	1,579,968
15,500	Oceaneering International, Inc.	835,915
7,400	Parker-Hannifin Corp.	878,972
15,300	TerraForm Power, Inc., Class A	558,603
25,600	UIL Holdings Corp.	1,316,352
		6,192,753
Vietnam: 1.01%
179,400	PetroVietnam Gas JSC	549,311
	Total Common Stocks (Cost $48,365,415)	51,970,808
Limited Partnerships: 1.68%
Bermuda: 1.68%
42,100	Hoegh LNG Partners LP	913,570
	Total Limited Partnerships (Cost $872,210)	913,570
Preferred Stocks: 1.47%
Germany: 1.47%
22,300	Sixt SE	798,350
	Total Preferred Stocks (Cost $681,010)	798,350

Total Investments: 98.56% (Cost $49,918,635)	53,682,728
Net Other Assets and Liabilities: 1.44%	785,369
Net Assets: 100.00%	$54,468,097

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $773,710, representing 1.42% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $773,710, representing 1.42% of net assets.

Investment Abbreviations:

ADR—American Depositary Receipt

Portfolio of Investments (Note 1)

Forward High Yield Bond Fund

March 31, 2015 (Unaudited)

Principal Amount		Value (Note 1)
Corporate Bonds: 92.84%
Basic Materials: 5.16%
	HIG BBC Intermediate Holdings Llc/HIG BBC Holdings Corp., Sr. Unsec. PIK Notes
$2,000,000	10.500% (or 11.250% PIK)%, 09/15/18(a)	$1,855,000
	Lundin Mining Corp., First Lien Notes
1,425,000	7.500%, 11/01/20(a)	1,492,687
	Rayonier AM Products, Inc., Sr. Unsec. Notes
1,750,000	5.500%, 06/01/24(a)	1,509,375
	Steel Dynamics, Inc., Sr. Unsec. Notes
1,750,000	5.125%, 10/01/21(a)	1,769,688
		6,626,750
Communications: 11.09%
	Cablevision Systems Corp., Sr. Unsec. Notes
1,500,000	5.875%, 09/15/22	1,576,875
	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec. Notes
1,750,000	6.500%, 04/30/21	1,844,062
	Digicel Group, Ltd., Sr. Unsec. Notes
1,500,000	8.250%, 09/30/20(a)	1,509,750
	Intelsat Luxembourg SA, Sr. Unsec. Notes
1,500,000	6.750%, 06/01/18	1,473,750
	Level 3 Financing, Inc., Sr. Unsec. Notes
1,750,000	5.375%, 08/15/22	1,809,609
	Numericable-SFR, First Lien Notes
1,500,000	4.875%, 05/15/19(a)	1,498,125
	SiTV Llc/SiTV Finance, Inc., Sec. Notes
1,870,000	10.375%, 07/01/19(a)	1,683,000
	Sprint Corp., Sr. Unsec. Notes
1,500,000	7.125%, 06/15/24	1,477,500
	Starz Llc/Starz Finance Corp., Sr. Unsec. Notes
1,310,000	5.000%, 09/15/19	1,352,575
		14,225,246

Consumer Cyclical: 15.92%
	Air Canada 2013-1 Class B Pass Through Trust, Second Lien Notes
1,363,529	5.375%, 05/15/21(a)	1,424,888
	Air Canada, Second Lien Notes
1,425,000	8.750%, 04/01/20(a)	1,587,094
	American Airlines 2013-1 Class B Pass Through Trust, Second Lien Notes
1,644,564	5.625%, 01/15/21(a)	1,718,569
	Ashton Woods USA Llc/Ashton Woods Finance Co., Sr. Unsec. Notes
1,600,000	6.875%, 02/15/21(a)	1,460,000
	GameStop Corp., Sr. Unsec. Notes
1,750,000	5.500%, 10/01/19(a)	1,806,875
	General Motors Financial Co., Inc., Sr. Unsec. Notes
1,235,000	4.250%, 05/15/23	1,282,498
	Intrepid Aviation Group Holdings Llc/Intrepid Finance Co., Sr. Unsec. Notes
2,010,000	6.875%, 02/15/19(a)	1,844,175
	Landry’s Holdings II, Inc., Sr. Unsec. Notes
1,445,000	10.250%, 01/01/18(a)	1,506,413
	MGM Resorts International, Sr. Unsec. Notes
1,500,000	6.000%, 03/15/23	1,548,750
	Michaels Stores, Inc., Sr. Unsub. Notes
1,500,000	5.875%, 12/15/20(a)	1,548,750
	Rite Aid Corp., Sr. Unsec. Notes
1,525,000	6.125%, 04/01/23(a)	1,570,750
	Tops Holding II Corp., Sr. Unsec. PIK Notes
1,250,000	8.750% (or 9.500% PIK)%, 06/15/18	1,218,750
	Wynn Macau, Ltd., Sr. Unsec. Notes
2,000,000	5.250%, 10/15/21(a)	1,905,000
		20,422,512
Consumer Noncyclical: 17.40%
	APX Group, Inc., Sr. Unsec. Notes
2,060,000	8.750%, 12/01/20	1,910,650
	Beverages & More, Inc., Sec. Notes
1,730,000	10.000%, 11/15/18(a)	1,649,987
	Bumble Bee Holdco SCA, Sr. Unsec. PIK Notes
1,750,000	9.625% (or 10.375% PIK)%, 03/15/18(a)	1,811,250
	C&S Group Enterprises Llc, Sec. Notes
1,660,000	5.375%, 07/15/22(a)	1,626,800
	Capella Healthcare, Inc., Sr. Unsec. Notes
1,500,000	9.250%, 07/01/17	1,556,250

	Cott Beverages, Inc., Sr. Unsec. Notes
1,500,000	5.375%, 07/01/22(a)	1,449,375
	Dean Foods Co., Sr. Unsec. Notes
1,775,000	6.500%, 03/15/23(a)	1,788,312
	DS Services of America, Inc., Second Lien Notes
1,350,000	10.000%, 09/01/21(a)	1,593,000
	HCA, Inc., Sr. Unsec. Notes
1,500,000	5.375%, 02/01/25	1,577,813
	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Sr. Unsec. Notes
1,008,000	5.750%, 04/15/23	1,073,097
	Prospect Medical Holdings, Inc., Sec. Notes
1,500,000	8.375%, 05/01/19(a)	1,601,250
	Smithfield Foods, Inc., Sr. Unsec. Notes
1,400,000	5.875%, 08/01/21(a)	1,471,750
	Tenet Healthcare Corp., Sr. Unsec. Notes
1,475,000	8.125%, 04/01/22	1,629,875
	Valeant Pharmaceuticals International, Sr. Unsec. Notes
1,500,000	7.250%, 07/15/22(a)	1,591,875
		22,331,284
Energy: 12.95%
	Alpha Natural Resources, Inc., Second Lien Notes
1,050,000	7.500%, 08/01/20(a)	440,724
	Approach Resources, Inc., Sr. Unsec. Notes
1,800,000	7.000%, 06/15/21	1,620,000
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Sr. Unsec. Notes
1,750,000	6.000%, 12/15/20	1,767,500
	Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Notes
1,787,000	6.625%, 12/01/21	1,420,665
	Lonestar Resources America, Inc., Sr. Unsec. Notes
1,750,000	8.750%, 04/15/19(a)	1,356,250
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Sr. Unsec. Notes
1,750,000	4.875%, 12/01/24	1,797,950
	Murray Energy Corp., Sec. Notes
2,000,000	9.500%, 12/05/20(a)	2,250,000
	Peabody Energy Corp., Sr. Unsec. Notes
1,500,000	6.500%, 09/15/20	918,750
	Rosetta Resources, Inc., Sr. Unsec. Notes
2,000,000	5.875%, 06/01/22	1,885,000

	Shelf Drilling Holdings, Ltd., Sec. Notes
1,875,000	8.625%, 11/01/18(a)	1,551,562
	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes
1,750,000	7.875%, 04/01/20	1,610,000
		16,618,401
Financials: 13.59%
	Aircastle, Ltd., Sr. Unsec. Notes
1,500,000	5.125%, 03/15/21	1,571,250
	Apollo Investment Corp., Sr. Unsec. Notes
1,475,000	5.250%, 03/03/25	1,501,826
	DFC Finance Corp., First Lien Notes
1,775,000	10.500%, 06/15/20(a)	1,397,812
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance, Sr. Unsec. Notes
1,500,000	5.000%, 08/01/21(a)	1,496,250
	Hub Holdings Llc/Hub Holdings Finance, Inc., Sr. Unsec. PIK Notes
1,500,000	8.125% (or 8.875% PIK)%, 07/15/19(a)	1,496,250
	Hunt Cos. Inc., Sec. Notes
1,500,000	9.625%, 03/01/21(a)	1,545,000
	iStar Financial, Inc., Sr. Unsec. Notes
1,500,000	4.875%, 07/01/18	1,513,125
	Kennedy-Wilson, Inc., Sr. Unsec. Notes
1,770,000	5.875%, 04/01/24	1,778,850
	MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsec. Notes
1,750,000	6.875%, 05/01/21	1,892,188
	Navient Corp., Sr. Unsec. Notes
1,500,000	5.875%, 03/25/21	1,494,375
	Sabra Health Care LP/Sabra Capital Corp., Sr. Unsec. Notes
1,635,000	5.500%, 02/01/21	1,747,406
		17,434,332
Industrials: 9.84%
	Ardagh Finance Holdings SA, Sr. Unsec. PIK Notes
1,454,804	8.625% (or 8.625% PIK)%, 06/15/19(a)	1,523,005
	Kratos Defense & Security Solutions, Inc., First Lien Notes
1,790,000	7.000%, 05/15/19	1,570,725
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Sr. Unsec. Notes
1,923,000	7.250%, 02/15/21	1,855,695

	Neovia Logistics Intermediate Holdings Llc, Sr. Unsec. PIK Notes
1,875,000	10.000% (or 10.750% PIK)%, 02/15/18(a)	1,893,750
	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc, Sr. Unsec. Notes
1,500,000	8.250%, 02/15/21	1,612,500
	US Concrete, Inc., First Lien Notes
1,780,000	8.500%, 12/01/18	1,891,250
	XPO Logistics, Inc., Sr. Unsec. Notes
800,000	7.875%, 09/01/19(a)	849,000
	Zachry Holdings, Inc., Sr. Unsec. Notes
1,500,000	7.500%, 02/01/20(a)	1,432,500
		12,628,425
Technology: 2.79%
	Activision Blizzard, Inc., Sr. Unsec. Notes
1,500,000	5.625%, 09/15/21(a)	1,601,250
	BCP Singapore VI Cayman Financing Co., Ltd., Sec. Notes
2,000,000	8.000%, 04/15/21(a)	1,975,000
		3,576,250
Utilities: 4.10%
	Calpine Corp., Sr. Unsec. Notes
1,724,000	5.375%, 01/15/23	1,732,620
	NGL Energy Partners LP/NGL Energy Finance Corp., Sr. Unsec. Notes
2,065,000	5.125%, 07/15/19	2,034,025
	NRG Energy, Inc., Sr. Unsec. Notes
1,450,000	6.250%, 07/15/22	1,498,938
		5,265,583
	Total Corporate Bonds (Cost $121,728,836)	119,128,783
	Total Investments: 92.84% (Cost $121,728,836)	119,128,783
	Net Other Assets and Liabilities: 7.16%	9,191,701
	Net Assets: 100.00%	$128,320,484

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $63,082,091 representing 49.16% of net assets.

Investment Abbreviations:

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Unsec.—Unsecured

Unsub.—Unsubordinated

Portfolio of Investments (Note 1)

Forward International Dividend Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 93.74%
Australia: 0.84%
3,600,000	GDI Property Group REIT	$2,536,295
84,210	Villa World, Ltd.	147,941
		2,684,236
Austria: 0.07%
4,500	Semperit AG Holding	211,448
Brazil: 1.99%
517,000	AMBEV SA, ADR	2,977,920
980,500	BM&F Bovespa SA	3,419,331
		6,397,251
Canada: 1.34%
100,000	Dream Industrial REIT(a)	711,381
122,600	Suncor Energy, Inc.(a)	3,582,509
		4,293,890
China: 2.10%
4,133,000	China Machinery Engineering Corp., Class H(a)	4,177,596
3,250,000	China Petroleum & Chemical Corp., Class H(a)	2,589,968
		6,767,564
Denmark: 0.95%
1,460	A.P. Moller-Maersk AS, Class B	3,051,731
Egypt: 0.69%
82,100	Eastern Tobacco(b)	2,223,680
Finland: 1.02%
155,600	Fortum Oyj	3,272,563
France: 7.23%
68,200	Danone SA(a)	4,597,216
756	Hermes International	266,932
38,760	Klepierre REIT	1,903,355
20,500	LVMH Moet Hennessy Louis Vuitton SE(a)	3,607,654
680,000	Natixis SA(a)	5,093,602
70,500	Orpea(a)	4,440,686
176,500	Veolia Environnement SA	3,338,250
		23,247,695

Germany: 5.76%
48,000	Bayer AG, Sponsored ADR	7,212,720
100,000	FinTech Group AG(c)	1,059,122
203,000	MagForce AG(c)	1,180,872
410,000	MLP AG	1,705,760
144,398	RIB Software AG(a)	2,021,773
304,831	TUI AG	5,347,985
		18,528,232
Hong Kong: 4.15%
1,653,050	BOC Hong Kong Holdings, Ltd.(a)	5,895,540
4,930,000	China South City Holdings, Ltd.	1,614,469
58,974,090	CSI Properties, Ltd.(a)	2,089,510
2,850,000	Guangdong Investment, Ltd.(a)	3,737,405
		13,336,924
Indonesia: 5.09%
13,966,807	PT Astra Graphia Tbk	2,244,265
6,555,650	PT Bank Mandiri Persero Tbk	6,251,923
27,681,505	PT Kalbe Farma Tbk	3,949,584
17,877,500	PT Media Nusantara Citra Tbk	3,913,599
		16,359,371
Italy: 1.23%
236,987	Danieli & Co. Officine Meccaniche SpA(a)	3,939,523
Japan: 8.44%
407,000	Astellas Pharma, Inc.(a)	6,668,655
440,400	Dynam Japan Holdings Co., Ltd.(a)	855,045
52	Kenedix Retail REIT Corp.(c)	120,662
326,100	Kuraray Co., Ltd.(a)	4,415,318
270,000	Santen Pharmaceutical Co., Ltd.(a)	3,938,172
355,000	Yumeshin Holdings Co., Ltd.	2,638,711
227,400	Zenkoku Hosho Co., Ltd.(a)	8,518,431
		27,154,994
Macau: 0.37%
286,800	Sands China, Ltd.	1,185,985
Malaysia: 2.33%
1,875,000	Globetronics Technology Bhd(a)	2,660,884
2,684,300	Oldtown Bhd	1,244,843
922,300	Tenaga Nasional Bhd	3,570,942
		7,476,669
Mexico: 0.67%
22,900	Fomento Economico Mexicano SAB de CV, Sponsored ADR(c)	2,141,150
Netherlands: 1.78%
39,124	Amsterdam Commodities NV	1,063,789
97,000	Arcadis NV(a)	3,115,145
26,000	Royal Dutch Shell Plc, Sponsored ADR, Class A	1,550,900
		5,729,834

New Zealand: 0.48%
696,419	Spark New Zealand, Ltd.	1,548,806
Norway: 2.59%
727,700	Marine Harvest ASA(a)	8,336,975
Peru: 1.66%
38,000	Credicorp, Ltd.	5,343,940
Philippines: 6.21%
22,630,776	D&L Industries, Inc.	10,137,865
8,218,600	First Gen Corp.	5,600,034
3,275	Philippine Long Distance Telephone Co., Sponsored ADR	204,655
2,147,400	Robinsons Retail Holdings, Inc.	4,035,382
		19,977,936
Russia: 1.80%
334,783	Hydraulic Machines and Systems Group Plc, GDR(b)(d)	123,870
52,735	LUKOIL OAO, Sponsored ADR	2,422,119
103,000	MMC Norilsk Nickel OJSC, ADR	1,836,029
140,000	Mobile Telesystems OJSC, Sponsored ADR	1,414,000
		5,796,018
Singapore: 2.84%
170,500	China Yuchai International, Ltd.	3,365,670
2,790,100	OSIM International, Ltd.(a)	3,984,840
1,800,000	Silverlake Axis, Ltd.	1,796,918
		9,147,428
Sri Lanka: 1.42%
1,926,649	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,898,076
1,542,944	Hatton National Bank Plc, Non-Voting Depository Receipt	1,911,663
17,918,874	Piramal Glass Ceylon Plc	766,943
		4,576,682
Sweden: 5.76%
183,000	Investor AB, Class B(a)	7,284,648
489,000	Nordea Bank AB(a)	5,956,253
833,000	TeliaSonera AB(a)	5,293,453
		18,534,354
Switzerland: 9.43%
162,500	Clariant AG	3,242,560
52,800	Novartis AG, Sponsored ADR	5,206,608
18,300	Partners Group Holding AG	5,455,730
184,500	Roche Holdings, Ltd., Sponsored ADR	6,343,110
45,950	Syngenta AG, ADR	3,115,869
370,500	UBS Group AG	6,947,287
		30,311,164
Taiwan: 2.96%
1,537,300	Kinik Co.(a)	3,273,507

135,200	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,174,496
1,760,600	Wah Lee Industrial Corp.(a)	3,083,643
		9,531,646
Thailand: 3.03%
25,617,826	Jasmine International Pcl	4,523,724
14,859,270	TTW Pcl	5,203,968
		9,727,692
Turkey: 1.48%
1,644,471	Anadolu Hayat Emeklilik AS	3,195,199
307,448	Turkcell Iletisim Hizmetleri AS(c)	1,576,926
		4,772,125
Ukraine: 0.31%
105,600	MHP SA, GDR(d)	995,983
United Kingdom: 5.36%
236,800	Dunelm Group Plc(a)	2,950,660
415,000	Inchcape Plc(a)	4,878,782
751,600	Stock Spirits Group Plc(a)	2,297,421
62,497	WPP Group Plc, Sponsored ADR	7,110,284
		17,237,147
United States: 0.72%
15,507	American Railcar Industries, Inc.	771,163
208,325	Windstream Holdings, Inc.	1,541,605
		2,312,768
Vietnam: 1.64%
928,000	PetroVietnam Gas JSC	2,837,508
495,240	Vietnam Dairy Products JSC	2,435,418
		5,272,926
	Total Common Stocks (Cost $285,312,409)	301,426,330
Loan Participation Notes: 4.54%
Bangladesh: 1.38%
346,800	Grameenphone, Ltd. (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	1,596,604
3,017,300	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	2,834,839
		4,431,443
India: 2.02%
95,000	Bajaj Auto, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 11/07/16	3,061,252
595,000	Coal India, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/09/17	3,450,323
		6,511,575

United Arab Emirates: 1.14%
923,077	First Gulf Bank PJSC (Loan Participation Notes issued by HSBC Bank Plc), expiring 12/11/17	3,669,286
	Total Loan Participation Notes (Cost $15,211,587)	14,612,304
Preferred Stocks: 1.47%
Germany: 1.42%
128,323	Sixt SE(a)	4,578,858
United States: 0.05%
	RAIT Financial Trust
6,900	Series A, 7.750%	160,287
	Total Preferred Stocks (Cost $3,911,916)	4,739,145

Principal Amount
Collateralized Mortgage Obligations: 0.98%
United States: 0.98%
	FHLMC, REMICS
$7,287,609	2.500%, 04/15/28(e)	659,317
2,299,394	3.000%, 06/15/26(e)	199,079
1,971,060	3.000%, 06/15/27(e)	212,435
1,195,327	3.000%, 09/15/31(e)	146,607
1,242,621	3.500%, 04/15/30(e)	85,882
224,498	4.000%, 07/15/23(e)	2,902
936,510	4.000%, 12/15/23(e)	38,046
288,448	5.000%, 02/15/24(e)	20,025
453,786	7.026%, 09/15/26(e)(f)	73,407
	FHLMC, STRIP
2,266,453	6.500%, 02/01/28(e)	411,245
	FNMA, REMICS
3,703,933	3.000%, 06/25/27(e)	394,606
307,416	3.000%, 09/25/27(e)	35,950
449,174	4.500%, 12/25/20(e)	24,989
2,148,850	6.306%, 04/25/42(e)(f)	437,663
391,557	6.506%, 07/25/41(e)(f)	69,491
563,795	7.626%, 04/25/32(e)(f)	140,524
	GNMA, REMICS
857,511	6.426%, 09/16/33(e)(f)	176,771
		3,128,939
	Total Collateralized Mortgage Obligations (Cost $4,563,213)	3,128,939

Corporate Bonds: 2.81%
Canada: 0.27%
	Royal Bank of Canada, Sr. Unsec. Medium-Term Notes
1,000,000	9.000%, 08/28/34(f)	$885,018
United States: 2.54%
	Arch Coal, Inc., Sr. Unsec. Notes
1,500,000	7.250%, 10/01/20	540,000
	Citigroup, Inc., Sr. Unsec. Medium-Term Notes
1,000,000	10.000%, 09/29/34(f)	881,350
	Claire’s Stores, Inc., Second Lien Notes
750,000	8.875%, 03/15/19	431,250
	Hecla Mining Co., Sr. Unsec. Notes
1,000,000	6.875%, 05/01/21	890,000
	JC Penney Corp., Inc., Sr. Unsec. Notes
1,000,000	7.400%, 04/01/37	767,500
750,000	8.125%, 10/01/19	738,750
	JPMorgan Chase Bank NA, Sr. Unsec. Notes, Series CD
978,000	10.000%, 09/29/34(f)	842,302
	Morgan Stanley, Unsec. Medium-Term Notes
984,000	11.000%, 08/29/34(f)	885,600
	NRG REMA Llc, Series C, Sec. Notes
2,020,000	9.681%, 07/02/26	2,181,600
		8,158,352
	Total Corporate Bonds (Cost $10,126,234)	9,043,370
	Total Investments: 103.54% (Cost $319,125,359)	332,950,088
	Net Other Assets and Liabilities: (3.54)%	(11,385,541	)(g)
	Net Assets: 100.00%	$321,564,547

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $52,463,854, representing 16.32% of net assets.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(c)	Non-income producing security.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,119,853, representing 0.35% of net assets.

(e)	Interest only security.
(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015.
(g)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini MSCI EAFE® Futures	Long	145	06/22/15	$13,266,775	$143,891
Total Futures Contracts				$13,266,775	$143,891

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
10/17/12-03/08/15	Eastern Tobacco(b)	$1,322,218	$2,223,679	0.69%
05/03/13-10/09/13	Hydraulic Machines and Systems Group Plc, GDR(b)(d)	1,131,928	123,870	0.04%
		$2,454,146	$2,347,549	0.73%

Investment Abbreviations:

ADR—American Depositary Receipt

EAFE—Europe, Australasia, Far East

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward International Real Estate Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 96.21%
Australia: 12.34%
678,543	360 Capital Group, Ltd.	$679,608
193,102	360 Capital Industrial Fund	375,044
275,510	360 Capital Office Fund	451,161
100,000	Ardent Leisure Group	170,610
2,016,767	GDI Property Group REIT	1,420,865
160,000	Goodman Group	773,836
99,429	GPT Metro Office Fund(a)	164,334
266,305	Industria REIT	405,662
276,538	Mirvac Group	423,357
1,668,913	Peet, Ltd.	1,550,776
700,000	Stockland	2,399,198
80,000	Westfield Corp.	581,901
		9,396,352
Austria: 2.27%
20,000	BUWOG AG	410,961
30,000	CA Immobilien Anlagen AG	563,216
60,000	Conwert Immobilien Invest SE	751,600
		1,725,777
Canada: 4.21%
10,000	Allied Properties REIT	318,029
5,000	Boardwalk REIT	232,719
79,600	Dream Industrial REIT	566,259
100,200	Dream Office REIT	2,084,616
		3,201,623
China: 0.59%
24,413,000	Lai Fung Holdings, Ltd.	453,454
Finland: 0.43%
100,000	Citycon OYJ	325,156
France: 3.98%
2,375	Cegereal	75,335
61,260	Fonciere des 6eme et 7eme Arrondissements de Paris	1,318,055
15,000	Immobiliere Dassault SA	596,764
21,802	Societe Fonciere Lyonnaise SA	1,036,163
		3,026,317
Germany: 5.87%
37,184	Alstria Office REIT AG	523,566
35,000	Deutsche Annington Immobilien SE	1,181,700
93,676	DO Deutsche Office AG(a)	407,937
60,000	Hamborner REIT AG	660,956
8,000	LEG Immobilien AG	635,430
67,383	TLG Immobilien AG(a)	1,058,185
		4,467,774

Hong Kong: 31.92%
4,626,000	Asia Orient Holdings, Ltd.	1,020,356
20,490,000	Asia Standard Hotel Group, Ltd.	2,986,553
11,400,000	Asia Standard International Group, Ltd.	2,602,723
9,324,000	Chuang’s Consortium International, Ltd.	1,166,605
93,584,116	CSI Properties, Ltd.	3,319,592
14,128,000	Dorsett Hospitality International, Ltd.	2,241,484
166,268,000	Lai Sun Development Co., Ltd.	3,688,815
60,666	New World Development Co., Ltd.	70,348
896,000	Safety Godown Co., Ltd.	1,409,995
2,316,000	Soundwill Holdings, Ltd.	3,782,005
3,252,000	Wing Tai Properties, Ltd.	2,009,259
		24,297,735
Ireland: 0.72%
433,604	Hibernia REIT Plc	545,492
Japan: 11.89%
175	Daiwa House REIT Investment Corp.	767,499
80	Industrial & Infrastructure Fund Investment Corp.	372,869
400	Japan Excellent, Inc.	522,616
200	Japan Real Estate Investment Corp.	942,177
40,000	Jowa Holdings Co., Ltd.	1,544,170
60	Kenedix Office Investment Corp.	329,178
132	Kenedix Retail REIT Corp.(a)	306,296
200	Nippon Building Fund, Inc.	983,866
58,800	Nippon View Hotel Co., Ltd.(a)	944,742
700	Sekisui House SI Residential Investment Corp.	756,993
100,000	Tokyo Tatemono Co., Ltd.	733,731
650	Tokyu REIT, Inc.	843,832
		9,047,969
Philippines: 1.87%
9,663,000	Empire East Land Holdings, Inc.(a)	192,395
5,042,000	Filinvest Land, Inc.	203,034
11,000,000	Rockwell Land Corp.	438,031
8,114,000	Shang Properties, Inc.	588,129
		1,421,589
Singapore: 7.22%
44,600	Bukit Sembawang Estates, Ltd.	169,970
200,000	CapitaLand, Ltd.	521,733
623,000	Frasers Centrepoint, Ltd.	798,980
248,000	GuocoLand, Ltd.	328,896
417,400	Ho Bee Land, Ltd.	653,922
1,000,000	Keppel REIT	874,412
497,600	Sing Holdings, Ltd.	114,216
490,000	Starhill Global REIT	298,138
50,000	UOL Group, Ltd.	278,354
300,000	Wheelock Properties Singapore, Ltd.	406,602
750,000	Wing Tai Holdings, Ltd.	1,049,295
		5,494,518
Switzerland: 2.23%
18,000	PSP Swiss Property AG	1,697,572

United Kingdom: 10.67%
34,473	Derwent London Plc	1,750,939
691,790	Development Securities Plc	2,380,787
524,870	Grainger Plc	1,606,236
75,000	Great Portland Estates Plc	902,834
150,000	Hammerson Plc	1,479,692
		8,120,488
	Total Common Stocks (Cost $71,405,691)	73,221,816
	Total Investments: 96.21% (Cost $71,405,691)	73,221,816
	Net Other Assets and Liabilities: 3.79%	2,885,567
	Net Assets: 100.00%	$76,107,383

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward International Small Companies Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 91.30%
Australia: 5.88%
206,026	carsales.com, Ltd.	$1,620,981
279,875	Estia Health, Ltd.(a)	1,306,712
780,788	Healthscope, Ltd.	1,819,743
510,435	OzForex Group, Ltd.	936,942
760,864	Spotless Group Holdings, Ltd.	1,315,492
225,993	Super Retail Group, Ltd.	1,654,146
294,833	Virtus Health, Ltd.	1,646,022
		10,300,038
Austria: 1.10%
40,018	ams AG	1,921,012
Belgium: 2.20%
82,027	bpost SA	2,302,450
14,284	Cie d’Entreprises CFE	1,552,782
		3,855,232
Denmark: 1.56%
36,877	FLSmidth & Co., A/S	1,661,114
32,839	SimCorp A/S	1,077,518
		2,738,632
Finland: 1.03%
150,157	Valmet Oyj	1,801,853
France: 7.74%
215,164	Altran Technologies SA	2,154,611
19,533	Groupe FNAC SA(a)	1,214,386
16,203	Ingenico SA	1,782,299
16,787	Montupet	1,200,340
76,739	Societe Television Francaise 1	1,361,475
213,994	Technicolor SA(a)	1,381,963
31,983	Teleperformance SA	2,194,409
122,661	UBISOFT Entertainment(a)	2,269,189
		13,558,672
Germany: 7.71%
42,973	Aareal Bank AG	1,815,694
63,385	Dialog Semiconductor Plc(a)	2,866,929
24,819	Gerresheimer AG	1,370,626
36,183	LANXESS AG	1,930,699
11,990	MorphoSys AG(a)	758,193

10,258	MTU Aero Engines AG	1,007,252
17,117	Pfeiffer Vacuum Technology AG	1,456,761
46,988	Rhoen-Klinikum AG	1,168,617
18,533	Vossloh AG	1,137,468
		13,512,239
Hong Kong: 2.78%
739,000	Pacific Textiles Holdings, Ltd.	1,023,761
399,900	Samsonite International SA	1,390,144
725,500	Techtronic Industries Co., Ltd.	2,451,820
		4,865,725
Ireland: 1.10%
68,805	Smurfit Kappa Group Plc	1,933,905
Italy: 2.64%
1,951,709	Banca Popolare di Milano Scarl(a)	1,984,204
196,744	Credito Emiliano SpA	1,717,778
58,025	Safilo Group SpA(a)	913,410
		4,615,392
Japan: 31.04%
341,000	77 Bank, Ltd.	1,933,381
19,700	Aeon Delight Co., Ltd.	471,906
57,100	Ain Pharmaciez, Inc.	2,263,814
23,800	CyberAgent, Inc.	1,367,257
59,559	Daiseki Co., Ltd.	1,077,112
42,900	Dena Co., Ltd.	840,938
9,900	Disco Corp.	1,013,649
16,100	Don Quijote Co., Ltd.	1,312,861
194,000	Dowa Holdings Co., Ltd.	1,662,834
83,400	Fuji Media Holdings, Inc.	1,184,922
76,100	Glory, Ltd.	2,125,610
66,000	Goldcrest Co., Ltd.	1,150,123
103,500	Hitachi Capital Corp.	2,191,074
28,807	Hoshizaki Electric Co., Ltd.	1,880,675
54,800	Itochu Techno-Solutions Corp.	1,140,001
1,798	Japan Hotel REIT Investment Corp.	1,280,270
23,600	Japan Petroleum Exploration Co., Ltd.	801,851
84,088	JSR Corp.	1,460,419
121,000	JTEKT Corp.	1,892,659
177,000	Kamigumi Co., Ltd.	1,675,032
62,100	Kanamoto Co., Ltd.	1,791,520
311	Kenedix Retail REIT Corp.(a)	721,652
110,000	Kinden Corp.	1,377,579
27,300	Miraca Holdings, Inc.	1,258,757
79,700	Musashi Seimitsu Industry Co., Ltd.	1,689,227
48,200	Nabtesco Corp.	1,398,558
440	Nippon Prologis REIT, Inc.	969,992
50,800	OTSUKA Corp.	2,168,641
37,300	Pola Orbis Holdings, Inc.	1,981,081
283,300	Sapporo Holdings, Ltd.	1,124,366
98,600	SBI Holdings, Inc.	1,196,995
69,000	Screen Holdings Co., Ltd.	523,534
42,700	Sundrug Co., Ltd.	2,221,603
207,300	Takara Leben Co., Ltd.	1,113,113
68,000	Temp Holdings Co., Ltd.	2,358,611
254,600	Tokyo Steel Manufacturing Co., Ltd.	1,713,113
276,400	Tokyo Tatemono Co., Ltd.	2,028,032
		54,362,762

Netherlands: 0.99%
49,118	TKH Group NV	1,740,226
New Zealand: 1.23%
452,681	Spark New Zealand, Ltd.	1,008,505
411,387	Trade Me Group, Ltd.	1,137,946
		2,146,451
Portugal: 1.09%
263,763	NOS SGPS	1,911,824
Singapore: 2.33%
979,300	ComfortDelGro Corp., Ltd.	2,062,285
1,460,800	Keppel DC REIT(a)	1,096,385
681,300	Suntec REIT	920,911
		4,079,581
Spain: 1.97%
468,786	Ence Energia y Celulosa SA	1,723,893
136,871	Gamesa Corporation Tecnologica SA(a)	1,731,462
		3,455,355
Sweden: 0.89%
78,081	Boliden AB	1,553,977
Switzerland: 2.34%
30,615	BKW AG	1,067,965
6,051	Kuoni Reisen Holding AG, Class B	1,989,395
5,941	U-Blox AG	1,039,278
		4,096,638
United Kingdom: 15.68%
33,218	Aveva Group Plc	729,279
408,974	BBA Aviation Plc	2,042,058
611,561	Card Factory Plc(a)	2,678,931
107,001	Daily Mail & General Trust Plc NV, Class A	1,403,925
42,946	Derwent London REIT Plc	2,181,297
299,287	Halfords Group Plc	2,045,778
273,418	Henderson Group Plc	1,140,514
68,968	Hunting Plc	501,612
171,467	IG Group Holdings Plc	1,803,371
238,627	Informa Plc	1,998,213
482,203	Melrose Plc	1,984,958
271,941	Mitchells & Butlers Plc(a)	1,690,235
619,959	Moneysupermarket.com Group Plc	2,476,610
526,187	Polypipe Group Plc	2,160,160
280,251	RPS Group Plc	936,627
33,454	Spirax-Sarco Engineering Plc	1,692,235
		27,465,803
	Total Common Stocks (Cost $128,247,050)	159,915,317

Exchange-Traded Funds: 2.92%
United States: 2.92%
103,500	iShares® MSCI EAFE Small-Cap ETF	5,120,145
	Total Exchange-Traded Funds (Cost $5,183,305)	5,120,145
Preferred Stocks: 1.75%
Germany: 1.19%
16,701	Draegerwerk AG & Co. KGaA	2,083,997
Italy: 0.56%
184,531	Unipol Gruppo Finanziario SpA	977,799
	Total Preferred Stocks (Cost $2,798,685)	3,061,796
	Total Investments: 95.97% (Cost $136,229,040)	168,097,258
	Net Other Assets and Liabilities: 4.03%	7,057,423
	Net Assets: 100.00%	$175,154,681

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Investment Grade Fixed-Income Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 95.86%
47,207	Vanguard Intermediate-Term Corporate Bond ETF	$4,140,054
91,940	Vanguard Intermediate-Term Government Bond ETF	6,014,715
32,767	Vanguard Mortgage-Backed Securities ETF	1,751,068
	Total Exchange-Traded Funds (Cost $11,770,119)	11,905,837

Principal Amount
U.S. Treasury Bonds & Notes: 0.00%(a)
	U.S. Treasury Bonds STRIP Coupon
$36	0.000%, 11/15/17(b)	35
	Total U.S. Treasury Bonds & Notes (Cost $32)	35
	Total Investments: 95.86% (Cost $11,770,151)	11,905,872
	Net Other Assets and Liabilities: 4.14%	514,543
	Net Assets: 100.00%	$12,420,415

Percentages are stated as a percent of net assets.

(a)	Less than 0.005%.
(b)	Principal only security.

Investment Abbreviations:

ETF—Exchange-Traded Fund

STRIP—Separate Trading of Registered Interest and Principal of Securities

Portfolio of Investments (Note 1)

Forward Real Estate Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 91.14%
Healthcare Providers & Services: 0.59%
51,330	Genesis Healthcare, Inc.(a)	$365,470
REITs-Apartments: 15.81%
16,120	American Campus Communities, Inc.	691,064
3,558	AvalonBay Communities, Inc.	619,982
21,033	Camden Property Trust	1,643,308
141,567	Campus Crest Communities, Inc.	1,013,620
27,575	Equity Residential	2,146,990
1,866	Essex Property Trust, Inc.	428,993
11,900	Home Properties, Inc.	824,551
3,600	Mid-America Apartment Communities, Inc.	278,172
185,051	Trade Street Residential, Inc.	1,324,965
24,600	UDR, Inc.	837,138
		9,808,783
REITs-Diversified: 10.02%
21,403	Alexander & Baldwin, Inc.	924,182
11,098	American Assets Trust, Inc.	480,321
78,675	Armada Hoffler Properties, Inc.	838,675
59,695	Cousins Properties, Inc.	632,767
10,900	Easterly Government Properties, Inc.(a)	174,945
43,590	First Potomac Realty Trust	518,285
63,861	Investors Real Estate Trust	478,958
38,505	Lexington Realty Trust	378,504
12,447	Vornado Realty Trust	1,394,064
24,555	Winthrop Realty Trust	400,738
		6,221,439
REITs-Healthcare: 5.73%
10,123	Health Care REIT, Inc.	783,115
4,969	National Health Investors, Inc.	352,849
4,610	Sabra Health Care REIT, Inc.	152,821
21,700	Senior Housing Properties Trust	481,523
24,493	Ventas, Inc.	1,788,479
		3,558,787
REITs-Hotels: 5.28%
29,817	DiamondRock Hospitality Co.	421,314
106,617	Host Hotels & Resorts, Inc.	2,151,531
15,102	Pebblebrook Hotel Trust	703,300
		3,276,145
REITs-Industrial: 1.02%
40,100	Rexford Industrial Realty, Inc.	633,981
REITs-Office Property: 19.92%
7,450	Alexandria Real Estate Equities, Inc.	730,398
16,094	Boston Properties, Inc.	2,260,885
49,600	Brandywine Realty Trust	792,608
30,617	Corporate Office Properties Trust	899,527
13,507	Digital Realty Trust, Inc.	890,922
5,600	Empire State Realty Trust, Inc., Class A	105,336
69,100	Franklin Street Properties Corp.	885,862

29,266	HCP, Inc.	1,264,584
12,325	Hudson Pacific Properties, Inc.	409,067
18,800	Liberty Property Trust	671,160
46,700	Mack-Cali Realty Corp.	900,376
19,686	Paramount Group, Inc.	379,940
50,246	Parkway Properties, Inc.	871,768
10,121	SL Green Realty Corp.	1,299,334
		12,361,767
REITs-Regional Malls: 12.18%
29,800	General Growth Properties, Inc.	880,590
18,500	Macerich Co.	1,560,105
26,175	Simon Property Group, Inc.	5,120,877
		7,561,572
REITs-Shopping Centers: 9.18%
49,000	Brixmor Property Group, Inc.	1,300,950
21,700	DDR Corp.	404,054
21,677	Equity One, Inc.	578,559
61,795	Excel Trust, Inc.	866,366
5,146	Federal Realty Investment Trust	757,543
27,003	Kimco Realty Corp.	725,031
43,881	Retail Properties of America, Inc., Class A	703,412
5,486	Urban Edge Properties	130,018
13,737	WP GLIMCHER, Inc.	228,446
		5,694,379
REITs-Specialized: 1.11%
1,400	American Tower Corp.	131,810
15,300	QTS Realty Trust, Inc., Class A	557,073
		688,883
REITs-Storage: 6.33%
12,200	Extra Space Storage, Inc.	824,354
11,800	Public Storage	2,326,252
8,247	Sovran Self Storage, Inc.	774,723
		3,925,329
REITs-Warehouse/Industrial: 3.97%
6,700	EastGroup Properties, Inc.	402,938
39,271	ProLogis	1,710,645
15,456	Terreno Realty Corp.	352,397
		2,465,980
	Total Common Stocks
	(Cost $40,092,989)	56,562,515
	Total Investments: 91.14%
	(Cost $40,092,989)	56,562,515
	Net Other Assets and Liabilities: 8.86%	5,495,305
	Net Assets: 100.00%	$62,057,820

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Real Estate Long/Short Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 87.67%
Healthcare Providers & Services: 0.63%
64,713	Genesis Healthcare, Inc.(a)	$460,757
Hotels & Motels: 0.16%
75,000	Overseas Union Enterprise, Ltd.	118,046
Leisure Facilities: 0.34%
40,000	Peak Resorts, Inc.	246,400
Real Estate Operating/Development: 3.28%
21,020,000	CSI Properties, Ltd.	745,616
115,200	Grainger Plc	352,541
102,000	Great Eagle Holdings, Ltd.	359,180
75,000	Hysan Development Co., Ltd.	328,920
226,000	Soundwill Holdings, Ltd.	369,056
15,166	Sun Hung Kai Properties, Ltd.	233,966
		2,389,279
REITs-Apartments: 16.39%
19,002	American Campus Communities, Inc.(b)	814,616
9,042	AvalonBay Communities, Inc.(b)	1,575,568
17,800	Camden Property Trust(b)	1,390,714
137,764	Campus Crest Communities, Inc.(b)	986,390
27,900	Equity Residential(b)	2,172,294
2,200	Essex Property Trust, Inc.(b)	505,780
17,100	Home Properties, Inc.(b)	1,184,859
7,000	Post Properties, Inc.(b)	398,510
190,642	Trade Street Residential, Inc.(b)	1,364,997
45,308	UDR, Inc.(b)	1,541,831
		11,935,559
REITs-Diversified: 8.22%
25,409	Alexander & Baldwin, Inc.	1,097,161
84,100	Armada Hoffler Properties, Inc.(b)	896,506
16,000	Astro Japan Property Group	60,932
43,405	Cousins Properties, Inc.	460,093
50,607	First Potomac Realty Trust(b)	601,717
94,634	Investors Real Estate Trust(b)	709,755
45,395	Lexington Realty Trust(b)	446,233
12,637	Vornado Realty Trust(b)	1,415,344
18,482	Winthrop Realty Trust(b)	301,626
		5,989,367
REITs-Healthcare: 7.15%
19,877	Health Care REIT, Inc.	1,537,685
50,000	MedEquities Realty Trust, Inc.(c)	850,000
6,850	Sabra Health Care REIT, Inc.(b)	227,077
33,066	Senior Housing Properties Trust(b)	733,735
25,439	Ventas, Inc.(b)	1,857,556
		5,206,053

REITs-Hotels: 3.74%
91,515	Host Hotels & Resorts, Inc.(b)	1,846,772
12,500	OUE Hospitality Trust	8,562
18,598	Pebblebrook Hotel Trust	866,109
		2,721,443
REITs-Industrial: 1.30%
59,900	Rexford Industrial Realty, Inc.	947,019
REITs-Mortgage: 2.23%
156,070	Arbor Realty Trust, Inc.(b)	1,089,369
41,100	iStar Financial, Inc.(a)	534,300
		1,623,669
REITs-Office Property: 18.35%
23,350	BioMed Realty Trust, Inc.(b)	529,111
17,251	Boston Properties, Inc.(b)	2,423,420
51,500	Brandywine Realty Trust(b)	822,970
43,282	Corporate Office Properties Trust(b)	1,271,625
16,530	Digital Realty Trust, Inc.(b)	1,090,319
9,400	Empire State Realty Trust, Inc., Class A	176,814
90,300	Franklin Street Properties Corp.(b)	1,157,646
23,027	HCP, Inc.	994,997
15,921	Hudson Pacific Properties, Inc.	528,418
29,400	Liberty Property Trust(b)	1,049,580
48,600	Mack-Cali Realty Corp.(b)	937,008
18,172	Paramount Group, Inc.	350,720
61,255	Parkway Properties, Inc.(b)	1,062,774
7,554	SL Green Realty Corp.(b)	969,782
		13,365,184
REITs-Regional Malls: 5.33%
33,800	General Growth Properties, Inc.(b)	998,790
10,300	Macerich Co.(b)	868,599
10,318	Simon Property Group, Inc.(b)	2,018,614
		3,886,003
REITs-Shopping Centers: 10.16%
59,096	Brixmor Property Group, Inc.	1,568,999
23,300	DDR Corp.(b)	433,846
26,623	Equity One, Inc.(b)	710,568
69,353	Excel Trust, Inc.(b)	972,329
5,989	Federal Realty Investment Trust(b)	881,641
31,997	Kimco Realty Corp.(b)	859,119
107,622	RAIT Financial Trust	738,287
26,519	Retail Properties of America, Inc., Class A(b)	425,100
53,204	Scentre Group	151,555
6,318	Urban Edge Properties(b)	149,737
42,700	Westfield Corp.	310,589
12,158	WP GLIMCHER, Inc.(b)	202,187
		7,403,957
REITs-Specialized: 2.49%
11,600	American Tower Corp.	1,092,140
19,800	QTS Realty Trust, Inc., Class A	720,918
		1,813,058
REITs-Storage: 3.06%
11,300	Public Storage(b)	2,227,682
REITs-Warehouse/Industrial: 4.84%
66,200	Dream Industrial REIT	470,934

33,100	Dream Office REIT	688,631
41,441	ProLogis, Inc.(b)	1,805,170
24,719	Terreno Realty Corp.(b)	563,593
		3,528,328
	Total Common Stocks (Cost $44,861,313)	63,861,804
Convertible Preferred Stocks: 2.86%
REITs-Hotels: 1.98%
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%	1,438,250
REITs-Shopping Centers: 0.88%
	Wheeler Real Estate Investment Trust, Inc.
700	Series C(d)	641,200
	Total Convertible Preferred Stocks (Cost $1,643,873)	2,079,450
Preferred Stocks: 10.91%
Financials-Mortgage: 1.11%
	KKR Financial Holdings Llc
30,000	Series A, 7.375%	805,500
REITs-Healthcare: 1.18%
	Sabra Healthcare REIT, Inc.
32,400	Series A, 7.125%	861,840
REITs-Hotels: 0.78%
	Summit Hotel Properties, Inc.
21,900	Series C, 7.125%	565,677
REITs-Mortgage: 2.62%
	iStar Financial, Inc.
31,466	Series G, 7.650%	765,568
	NorthStar Realty Finance Corp.
33,900	Series D, 8.500%	882,756
10,000	Series E, 8.750%	264,000
		1,912,324
REITs-Office Property: 1.10%
	Digital Realty Trust, Inc.
15,000	Series E, 7.000%	390,750
15,000	Series H, 7.375%	414,150
		804,900
REITs-Shopping Centers: 4.12%
	Kite Realty Group Trust
35,000	Series A, 8.250%	910,175
	RAIT Financial Trust
50,000	Series A, 7.750%	1,161,500
	Saul Centers, Inc.
5,000	Series C, 6.875%	132,900
	Urstadt Biddle Properties, Inc.
30,000	Series F, 7.125%	795,300
		2,999,875
	Total Preferred Stocks (Cost $6,673,710)	7,950,116

Contracts
Options Purchased: 0.05%
200	iShares® U.S. Real Estate ETF, Expires June 2015 at $78.00 Put	35,900
	Total Options Purchased (Cost $37,608)	35,900

Principal Amount
Corporate Bonds: 1.16%
Department Stores: 1.16%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$ 1,100,000	7.400%, 04/01/37	844,250
	Total Corporate Bonds (Cost $767,627)	844,250
Convertible Corporate Bonds: 1.13%
REITs-Diversified: 1.13%
	Consolidated-Tomoka Land Co.
750,000	4.500%, 03/15/20 (c)	822,187
	Total Convertible Corporate Bonds (Cost $750,000)	822,187
	Total Investments: 103.78% (Cost $54,734,131)	75,593,707
	Net Other Assets and Liabilities: (3.78)%	(2,752,750)
	Net Assets: 100.00%	$72,840,957

Shares
Schedule of Securities Sold Short
Common Stocks
(24,198)	Apartment Investment & Management Co., Class A	$(952,433)
(10,000)	CubeSmart	(241,500)
(20,000)	Hilton Worldwide Holdings, Inc.	(592,400)
(5,000)	Lennar Corp., Class A	(259,050)
(5,000)	Marriott International, Inc., Class A	(401,600)
(30,000)	New York REIT, Inc.	(314,400)
(19,861)	OMEGA Healthcare Investors, Inc.	(805,761)
(22,500)	Pennsylvania REIT	(522,675)
(10,000)	Regency Centers Corp.	(680,400)
(6,000)	Sherwin-Williams Co.	(1,707,000)
(5,000)	Taubman Centers, Inc.	(385,650)
(15,685)	Wheeler Real Estate Investment Trust, Inc.	(35,919)
(15,000)	Wyndham Worldwide Corp.	(1,357,050)

Exchange-Traded Funds
(30,000)	iShares® U.S. Real Estate ETF	(2,379,600)
(10,000)	SPDR® S&P® Homebuilders ETF	(368,600)
(10,000)	Utilities Select Sector SPDR® Fund	(444,300)
	Total Securities Sold Short
	(Proceeds $8,352,423)	$(11,448,338)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales and the line of credit. At period end, the aggregate market value of those securities was $33,496,944, representing 45.99% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,672,187, representing 2.30% of net assets.
(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/12/15	Wheeler Real Estate Investment Trust, Inc. Series C(d)	$700,000	$641,200	0.88%

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select EM Dividend Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 94.16%
Austria: 0.05%
500	Semperit AG Holding	$23,494
Bangladesh: 0.10%
163,528	Beximco Pharmaceuticals, Ltd., GDR(a)(b)	42,742
Brazil: 5.03%
105,875	AMBEV SA, ADR(b)	609,840
236,400	Bolsa de Valores Mercadorias e Futuros	824,406
113,500	Hypermarcas SA(c)	700,940
		2,135,186
Cambodia: 1.51%
963,200	NagaCorp, Ltd.(b)	641,086
China: 6.11%
552,000	China Galaxy Securities Co., Ltd., Class H(b)	631,557
1,126,475	China Machinery Engineering Corp., Class H(b)	1,139,167
201,500	Sinopharm Group Co., Ltd., Class H	822,619
		2,593,343
Czech Republic: 1.07%
16,700	Pegas Nonwovens SA	456,001
Egypt: 1.06%
43,404	Arabian Cement Co.(d)	96,706
13,012	Eastern Tobacco(d)	352,430
		449,136
Finland: 1.08%
21,800	Fortum Oyj	458,495
Hong Kong: 2.61%
259,850	China Gas Holdings, Ltd.(b)	425,673
631,050	China South City Holdings, Ltd.(b)	206,751
364,550	Guangdong Investment, Ltd.(b)	477,750
		1,110,174
Indonesia: 9.41%
1,300,000	PT AKR Corporindo Tbk	509,560
7,300,000	PT Arwana Citramulia Tbk	452,237
6,925,170	PT Astra Graphia Tbk	1,112,265
671,300	PT Bank Mandiri Persero Tbk	640,495

3,503,100	PT Kalbe Farma Tbk	499,677
3,556,000	PT Media Nusantara Citra Tbk	779,192
		3,993,426
Italy: 1.25%
31,840	Danieli & Co. Officine Meccaniche SpA	529,288
Malaysia: 5.81%
1,010,000	Globetronics Technology Bhd(b)	1,434,481
1,250,878	Oldtown Bhd	580,940
116,100	Tenaga Nasional Bhd	450,167
		2,465,588
Mexico: 5.06%
460,000	Bolsa Mexicana de Valores SAB de CV	784,082
6,600	Fomento Economico Mexicano SAB de CV, Sponsored ADR(b)(c)	617,100
369,775	PLA Administradora Industrial S de RL de CV	749,077
		2,150,259
New Zealand: 0.57%
107,856	Spark New Zealand, Ltd.	240,287
Peru: 2.06%
6,210	Credicorp, Ltd.(b)	873,312
Philippines: 8.55%
1,000,000	8990 Holdings, Inc.	194,631
3,937,276	D&L Industries, Inc.	1,766,049
784,700	First Gen Corp.	535,422
725	Philippine Long Distance Telephone Co., Sponsored ADR	45,305
580,000	Robinsons Retail Holdings, Inc.	1,089,933
		3,631,340
Russia: 3.71%
659,213	Hydraulic Machines and Systems Group Plc, GDR(a)(d)	243,909
8,173	Lukoil OAO, Sponsored ADR(b)	375,386
33,000	MMC Norilsk Nickel OJSC, ADR(b)	586,245
36,700	Mobile Telesystems OJSC, Sponsored ADR(b)	370,670
		1,576,210
Singapore: 4.58%
47,050	China Yuchai International, Ltd.(b)	928,767
555,600	OSIM International, Ltd.(b)	793,512
221,600	Silverlake Axis, Ltd.	221,220
		1,943,499
South Africa: 1.83%
45,875	MTN Group, Ltd.	775,363
South Korea: 1.77%
33,291	Samjin Pharmaceutical Co., Ltd.	751,669

Sri Lanka: 5.30%
1,016,446	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,001,372
439,625	Hatton National Bank Plc, Non-Voting Depository Receipt	544,683
4,925,624	Piramal Glass Ceylon Plc	210,821
2,724,998	Textured Jersey Lanka, Ltd.	493,129
		2,250,005
Taiwan: 9.87%
651,750	Formosan Rubber Group, Inc.(b)	661,332
467,825	Kinik Co.(b)	997,249
752,775	Mega Financial Holding Co., Ltd.(b)	624,305
25,000	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	587,000
754,000	Wah Lee Industrial Corp.(b)	1,320,524
		4,190,410
Thailand: 5.40%
413,375	Bangkok Aviation Fuel Services Pcl	403,339
2,873,576	Jasmine International Pcl	507,777
1,931,000	RS Pcl	919,807
1,321,473	TTW Pcl	462,962
		2,293,885
Turkey: 2.73%
358,231	Anadolu Hayat Emeklilik AS	696,103
90,000	Turkcell Iletisim Hizmetleri AS(c)	462,320
		1,158,423
Ukraine: 0.42%
19,105	MHP SA, GDR(a)	179,778
United Kingdom: 3.16%
19,100	Bank of Georgia Holdings Plc(b)	491,576
276,942	Stock Spirits Group Plc(b)	848,335
		1,339,911
United States: 0.53%
200	American Railcar Industries, Inc.	9,946
28,845	Windstream Holdings, Inc.	213,453
		223,399
Vietnam: 3.53%
211,000	PetroVietnam Gas JSC	646,068
173,400	Vietnam Dairy Products JSC	852,721
		1,498,789
	Total Common Stocks (Cost $39,307,445)	39,974,498

Loan Participation Notes: 11.34%
Bangladesh: 3.58%
108,200	Grameenphone, Ltd. (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	498,133
1,087,500	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	1,021,737
		1,519,870
India: 6.03%
34,500	Bajaj Auto, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 11/07/16	1,111,718
250,000	Coal India, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/09/17	1,449,716
		2,561,434
United Arab Emirates: 1.73%
184,615	First Gulf Bank PJSC (Loan Participation Notes issued by HSBC Bank Plc), expiring 12/11/17	733,857
	Total Loan Participation Notes (Cost $5,115,507)	4,815,161
Preferred Stocks: 0.09%
United States: 0.09%
	RAIT Financial Trust
1,600	Series A, 7.750%	37,168
	Total Preferred Stocks (Cost $37,808)	37,168

Principal Amount
Collateralized Mortgage Obligations: 2.67%
United States: 2.67%
	FHLMC, REMICS
$568,233	3.000%, 06/15/27(e)	61,242
291,543	3.000%, 09/15/31(e)	35,758
442,925	4.000%, 05/15/26(e)	43,780
	FNMA, REMICS
1,234,667	3.000%, 06/25/27(e)	131,538
52,160	5.000%, 03/25/23(e)	3,025
32,998	5.000%, 03/25/24(e)	2,307
1,164,336	6.236%, 06/25/37(e)(f)	208,314
11,290	6.326%, 08/25/36(e)(f)	2,277
	GNMA, REMICS
1,143,577	5.854%, 05/20/41(e)(f)	202,559
285,837	6.426%, 09/16/33(e)(f)	58,924

	Morgan Stanley Capital I Trust, Series 2003-IQ4, Class J
364,000	5.500%, 05/15/40(f)(g)	386,725
		1,136,449
	Total Collateralized Mortgage Obligations (Cost $1,415,619)	1,136,449
Corporate Bonds: 2.15%
United States: 2.15%
	Arch Coal, Inc., Sr. Unsec. Notes
500,000	7.250%, 10/01/20	180,000
	Citigroup, Inc., Sr. Unsec. Medium-Term Notes
140,000	1.292%, 05/30/33(f)	99,755
	Claire’s Stores, Inc., Second Lien Notes
250,000	8.875%, 03/15/19	143,750
	Hecla Mining Co., Sr. Unsec. Notes
300,000	6.875%, 05/01/21	267,000
	International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Notes, Class 1
261,000	10.000%, 08/28/34(f)	221,850
		912,355
	Total Corporate Bonds (Cost $1,264,076)	912,355
	Total Investments: 110.41% (Cost $47,140,455)	46,875,631
	Net Other Assets and Liabilities: (10.41)%	(4,419,834)
	Net Assets: 100.00%	$42,455,797

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $466,429, representing 1.10% of net assets.
(b)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $15,097,360, representing 35.56% of net assets.
(c)	Non-income producing security.
(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(e)	Interest only security.

(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $386,725, representing 0.91% of net assets.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
05/14/14	Arabian Cement Co.(d)	$55,201	$96,706	0.23%
09/10/13	Eastern Tobacco(d)	178,269	352,430	0.83%
05/02/13-05/06/14	Hydraulic Machines and Systems Group Plc, GDR(a)(d)	1,526,739	243,909	0.57%
		$1,760,209	$693,045	1.63%

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

REMICS—Real Estate Mortgage Investment Conduits

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select Income Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 33.42%
Energy Equipment & Services: 0.06%
1,700,000	GreenHunter Resources, Inc.(a)	$1,190,000
Hotels, Restaurants & Leisure: 0.39%
1,183,171	Peak Resorts, Inc.(b)	7,288,333
REITs-Apartments: 2.34%
3,714,500	Campus Crest Communities, Inc.(b)	26,595,820
2,307,000	Trade Street Residential, Inc.(b)	16,518,120
		43,113,940
REITs-Diversified: 5.46%
100,000	American Assets Trust, Inc.(c)	4,328,000
4,000,000	American Realty Capital Properties, Inc.(c)	39,400,000
1,320,000	Armada Hoffler Properties, Inc.(b)(c)	14,071,200
550,000	First Potomac Realty Trust(c)	6,539,500
650,000	Liberty Property Trust	23,205,000
800,000	Winthrop Realty Trust(c)	13,056,000
		100,599,700
REITs-Healthcare: 3.33%
1,575,000	MedEquities Realty Trust, Inc.(d)	26,775,000
1,041,840	Sabra Health Care REIT, Inc.(c)	34,536,996
		61,311,996
REITs-Hotels: 5.13%
1,850,000	Chatham Lodging Trust(c)	54,408,500
2,850,000	Summit Hotel Properties, Inc.(c)	40,099,500
		94,508,000
REITs-Mortgage: 0.84%
525,700	Ares Commercial Real Estate Corp.(c)	5,808,985
375,000	Colony Financial, Inc.(c)	9,720,000
		15,528,985
REITs-Office Property: 6.04%
300,000	Digital Realty Trust, Inc.	19,788,000
3,440,000	Franklin Street Properties Corp.	44,100,800
1,500,000	Mack-Cali Realty Corp.	28,920,000
737,709	Select Income REIT	18,435,348
		111,244,148
REITs-Regional Malls: 0.42%
461,181	WP GLIMCHER, Inc.	7,669,440
REITs-Residential: 2.18%
584,000	American Homes 4 Rent, Class A(c)	9,665,200
250,000	American Residential Properties, Inc.(a)(d)	4,497,500
1,000,000	American Residential Properties, Inc.(a)(c)	17,990,000
550,000	Great Ajax Corp.(a)	7,991,500
		40,144,200

REITs-Shopping Centers: 4.13%
233,700	Brixmor Property Group, Inc.	6,204,735
2,250,000	Excel Trust, Inc.(c)	31,545,000
600,000	Kite Realty Group Trust(c)	16,902,000
1,170,000	Retail Opportunity Investments Corp.	21,411,000
		76,062,735
REITs-Warehouse/Industrial: 3.10%
1,243,600	Monmouth Real Estate Investment Corp., Class A	13,816,396
1,840,222	STAG Industrial, Inc.	43,282,022
		57,098,418
	Total Common Stocks (Cost $526,350,048)	615,759,895
Convertible Preferred Stocks: 5.44%
REITs-Diversified: 0.81%
	Lexington Realty Trust
303,428	Series C, 6.500%(c)	14,936,243
REITs-Hotels: 1.48%
	FelCor Lodging Trust, Inc.
1,039,238	Series A, 1.950%(c)	27,176,074
REITs-Office Property: 0.16%
	Alexandria Real Estate Equities, Inc.
102,798	Series D, 7.000%	3,032,541
REITs-Shopping Centers: 1.47%
	Excel Trust, Inc.
400,000	Series A, 7.000%(c)(d)	10,700,000
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(c)	16,427,502
		27,127,502
REITs-Specialized: 1.52%
	EPR Properties
248,700	Series C, 5.750%	6,035,949
644,101	Series E, 9.000%(c)	21,892,993
		27,928,942
	Total Convertible Preferred Stocks (Cost $80,227,097)	100,201,302
Preferred Stocks: 47.51%
Banks: 0.31%
	Banc of California, Inc.
225,000	Series D, 7.375%	5,613,750
Consumer Products: 2.62%
	CHS, Inc.
1,738,000	Series 4, 7.500%	48,159,980
Oil, Gas & Consumable Fuels: 0.51%
	TravelCenters of America Llc
220,000	8.250%	5,684,800

	Vanguard Natural Resources Llc
80,361	Series A, 7.875%	1,874,822
88,938	Series B, 7.625%	1,912,167
		9,471,789
REITs-Apartments: 2.11%
	Apartment Investment & Management Co.
120,000	Series Z, 7.000%	3,076,800
	Campus Crest Communities, Inc.
271,045	Series A, 8.000%	6,865,570
	Essex Property Trust, Inc.
177,795	Series H, 7.125%	4,761,350
	Sun Communities, Inc.
300,000	Series A, 7.125%	7,758,000
	UMH Properties, Inc.
630,000	Series A, 8.250%(c)	16,342,200
		38,803,920
REITs-Diversified: 2.70%
	First Potomac Realty Trust
993,750	Series A, 7.750%	25,494,656
	Investors Real Estate Trust
412,000	Series B, 7.950%	10,794,400
	Winthrop Realty Trust, Sr. Unsec. Notes
520,000	7.750%	13,364,000
		49,653,056
REITs-Healthcare: 1.69%
	Sabra Healthcare REIT, Inc.
1,172,213	Series A, 7.125%	31,180,866
REITs-Hotels: 8.51%
	Ashford Hospitality Trust, Inc.
210,600	Series A, 8.550%(c)	5,470,335
1,042,185	Series D, 8.450%	26,804,998
598,411	Series E, 9.000%(c)	15,917,733
	Chesapeake Lodging Trust
400,000	Series A, 7.750%	10,540,000
	FelCor Lodging Trust, Inc.
1,145,424	Series C, 8.000%(c)	29,265,583
	Hersha Hospitality Trust
715,589	Series B, 8.000%(c)	18,641,093
275,000	Series C, 6.875%	7,077,125
	LaSalle Hotel Properties
120,000	Series H, 7.500%	3,085,200
	Pebblebrook Hotel Trust
471,979	Series A, 7.875%(c)	12,266,734
145,000	Series B, 8.000%	3,819,300
	Summit Hotel Properties, Inc.
17,716	Series A, 9.250%	487,190
237,888	Series B, 7.875%	6,351,610
292,500	Series C, 7.125%	7,555,275
	Sunstone Hotel Investors, Inc.
365,592	Series D, 8.000%(c)	9,541,951
		156,824,127
REITs-Industrial: 0.55%
	CorEnergy Infrastructure Trust, Inc.
400,000	Series A, 7.375%	10,196,000
REITs-Manufactured Homes: 0.95%
	Equity LifeStyle Properties, Inc.
657,290	Series C, 6.750%(c)	17,418,185

REITs-Mortgage: 7.34%
	Colony Financial, Inc.
1,004,743	Series A, 8.500%	26,726,164
371,700	Series B, 7.500%	9,610,303
	iStar Financial, Inc.
266,011	Series D, 8.000%(c)	6,650,275
861,299	Series E, 7.875%(c)	21,248,246
567,811	Series F, 7.800%(c)	13,970,990
848,247	Series G, 7.650%(c)	20,637,850
450,000	Series I, 7.500%(c)	11,133,000
	NorthStar Realty Finance Corp.
580,000	Series E, 8.750%	15,312,000
	Resource Capital Corp.
440,000	8.250%	10,005,600
		135,294,428
REITs-Office Property: 5.60%
	Corporate Office Properties Trust
200,000	Series L, 7.375%	5,250,000
	Digital Realty Trust, Inc.
118,000	Series E, 7.000%	3,073,900
497,989	Series F, 6.625%	12,887,955
450,000	Series H, 7.375%	12,424,500
	DuPont Fabros Technology, Inc.
1,369,000	Series A, 7.875%(c)	35,060,090
651,174	Series B, 7.625%(c)	16,767,731
	Gramercy Property Trust, Inc.
450,000	Series B, 7.125%	11,891,250
	Highwoods Properties, Inc.
2,624	Series A, 8.625%	3,227,356
	SL Green Realty Corp.
100,000	Series I, 6.500%	2,625,000
		103,207,782
REITs-Regional Malls: 3.65%
	CBL & Associates Properties, Inc.
889,109	Series D, 7.375%(c)	22,458,893
	General Growth Properties, Inc.
210,622	Series A, 6.375%	5,370,861
	Taubman Centers, Inc.
100,000	Series K, 6.250%	2,517,000
	WP GLIMCHER, Inc.
845,473	Series G, 8.125%(c)	21,183,326
138,361	Series H, 7.500%	3,673,485
450,000	Series I, 6.875%	12,091,500
		67,295,065
REITs-Residential: 1.82%
	American Homes 4 Rent
204,044	Series A, 5.000%	5,284,740
250,000	Series B, 5.000%	6,437,500
841,000	Series C, 5.500%	21,882,820
		33,605,060
REITs-Shopping Centers: 6.37%
	Cedar Realty Trust, Inc.
350,000	Series B, 7.250%	8,970,500
	Excel Trust, Inc.
221,864	Series B, 8.125%	5,897,145
	Inland Real Estate Corp.
520,000	Series A, 8.125%	13,598,000

	Kite Realty Group Trust
203,300	Series A, 8.250%	5,286,816
	RAIT Financial Trust
322,700	Series A, 7.750%	7,496,321
	Retail Properties of America, Inc.
250,000	Series A, 7.000%	6,557,500
	Saul Centers, Inc.
775,000	Series C, 6.875%	20,599,500
	Urstadt Biddle Properties, Inc.
810,000	Series F, 7.125%(c)	21,473,100
450,000	Series G, 6.750%	11,808,000
	Weingarten Realty Investors
616,234	Series F, 6.500%(c)	15,566,071
		117,252,953
REITs-Specialized: 1.13%
	CoreSite Realty Corp.
600,000	Series A, 7.250%	15,690,000
	EPR Properties
200,000	Series F, 6.625%	5,200,000
		20,890,000
REITs-Warehouse/Industrial: 1.65%
	Monmouth Real Estate Investment Corp.
432,050	Series A, 7.625%(c)	11,082,083
473,028	Series B, 7.875%	12,653,499
	STAG Industrial, Inc.
200,000	Series B, 6.625%	5,116,000
	Terreno Realty Corp.
60,000	Series A, 7.750%	1,578,900
		30,430,482
	Total Preferred Stocks (Cost $753,971,904)	875,297,443

Principal Amount
Contingent Convertible Securities: 0.84%
Department Stores: 0.84%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$21,810,000	7.625%, 03/01/97	15,539,625
	Total Contingent Convertible Securities (Cost $16,106,250)	15,539,625
Corporate Bonds: 3.14%
Department Stores: 1.43%
	JC Penney Corp., Inc., Sr. Unsec. Notes
5,050,000	6.375%, 10/15/36	3,699,125
29,475,000	7.400%, 04/01/37	22,622,063
		26,321,188
REITs-Mortgage: 1.15%
	iStar Financial, Inc., Sr. Unsec. Notes
17,810,000	7.125%, 02/15/18	19,034,437
2,000,000	9.000%, 06/01/17	2,205,100
		21,239,537

REITs-Specialized: 0.56%
	CNL Lifestyle Properties, Inc., Sr. Unsec. Notes
10,000,000	7.250%, 04/15/19	10,250,000
	Total Corporate Bonds (Cost $55,715,996)	57,810,725
Convertible Corporate Bonds: 1.15%
REITs-Diversified: 1.15%
	Consolidated-Tomoka Land Co.
19,250,000	4.500%, 03/15/20(d)	21,102,812
	Total Convertible Corporate Bonds (Cost $19,250,000)	21,102,812

Par Value
Short-Term Securities: 10.86%
	U.S. Treasury Bills, Discount Notes
200,000,000	0.027%, due 04/23/15(e)	199,996,639
	Total Short-Term Securities (Cost $199,996,639)	199,996,639
	Total Investments: 102.36% (Cost $1,651,617,934)	1,885,708,441
	Net Other Assets and Liabilities: (2.36)%	(43,476,404)
	Net Assets: 100.00%	$1,842,232,037

Shares
Schedule of Securities Sold Short
Exchange-Traded Funds
(2,000,000)	iShares® U.S. Real Estate ETF	$(158,640,000)
	Total Securities Sold Short (Proceeds $147,576,102)	$(158,640,000)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security.
(c)	Security, or portion of security, is being held as collateral for securities sold short or the line of credit. At period end, the aggregate market value of those securities was $324,220,180, representing 17.60% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $63,075,312, representing 3.42% of net assets.

(e)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select Opportunity Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 37.43%
Banks: 6.39%
126,960	Barclays Plc	$456,895
40,000	Commerzbank AG(a)	552,679
7,910	Societe Generale SA	382,480
10,000	Unione di Banche Italiane SCpA	78,332
		1,470,386
Energy Equipment & Services: 2.43%
800,000	GreenHunter Resources, Inc.(a)	560,000
Healthcare Providers & Services: 5.65%
182,900	Genesis Healthcare, Inc.(a)	1,302,248
Hotels & Motels: 2.52%
47,300	Belmond, Ltd., Class A(a)	580,844
Hotels, Restaurants & Leisure: 2.01%
75,000	Peak Resorts, Inc.	462,000
Other: 1.40%
90,000	TESCO Plc	322,884
REITs-Apartments: 2.33%
75,000	Trade Street Residential, Inc.(b)	537,000
REITs-Diversified: 4.07%
43,604	Fonciere des 6eme et 7eme Arrondissements de Paris	938,173
REITs-Mortgage: 2.40%
50,000	Ares Commercial Real Estate Corp.	552,500
REITs-Office Property: 4.32%
51,657	Mack-Cali Realty Corp.	995,947
REITs-Residential: 3.91%
50,000	American Residential Properties, Inc.(a)	899,500
	Total Common Stocks
	(Cost $8,805,041)	8,621,482
Exchange-Traded Funds: 4.56%
39,000	ProShares UltraShort Euro(a)	1,051,050
	Total Exchange-Traded Funds
	(Cost $884,021)	1,051,050

Preferred Stocks: 22.01%
Banks: 5.13%
	Banc of California, Inc.
25,000	Series D, 7.375%	623,750
	Citigroup Capital XIII, Jr. Sub. Notes
21,000	7.875%(b)(c)	556,920
		1,180,670
Consumer Products: 3.85%
	CHS, Inc.
32,000	Series 4, 7.500%	886,720
Insurance: 3.72%
	AmTrust Financial Services, Inc., Series D
34,000	7.500%	855,780
Oil, Gas & Consumable Fuels: 2.33%
	Vanguard Natural Resources Llc
25,000	Series B, 7.625%(b)	537,500
REITs-Mortgage: 0.53%
	Resource Capital Corp.
5,419	8.250%	123,228
REITs-Residential: 6.45%
	American Homes 4 Rent
27,220	Series A, 5.000%(b)	704,998
30,000	Series C, 5.500%(b)	780,600
		1,485,598
	Total Preferred Stocks
	(Cost $4,963,042)	5,069,496

Principal Amount
Contingent Convertible Securities: 8.92%
Banks: 8.92%
	Deutsche Bank AG, Jr. Sub. Notes
$ 1,000,000	7.500%, Perpetual Maturity(d)(e)	1,018,750
	Unicredit Spa, Jr. Sub. Notes
1,000,000	8.000%, Perpetual Maturity(d)(e)	1,035,000
		2,053,750
	Total Contingent Convertible Securities
	(Cost $1,990,650)	2,053,750
Corporate Bonds: 5.99%
Department Stores: 4.00%
	JC Penney Corp., Inc., Sr. Unsec. Notes
1,200,000	7.400%, 04/01/37(b)	921,000
REITs-Specialized: 1.99%
	Memorial Production Partners LP / Memorial Production Finance Corp., Sr. Unsec. Notes
500,000	7.625%, 05/01/21	457,500
	Total Corporate Bonds
	(Cost $1,282,209)	1,378,500

Convertible Corporate Bonds: 4.76%
REITs-Diversified: 4.76%
	Consolidated-Tomoka Land Co.
1,000,000	4.500%, 03/15/20(f)	1,096,250
	Total Convertible Corporate Bonds
	(Cost $1,000,000)	1,096,250
	Total Investments: 83.67%
	(Cost $18,924,963)	19,270,528
	Net Other Assets and Liabilities: 16.33%	3,759,825
	Net Assets: 100.00%	$23,030,353

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $2,688,218, representing 11.67% of net assets.
(c)	Dividend rate will change at a future date. Dividend rate shown reflects the rate in effect at March 31, 2015.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,096,250, representing 4.76% of net assets.

Investment Abbreviations:

Jr.—Junior

REIT—Real Estate Investment Trust

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Small Cap Equity Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 89.28%
Consumer Discretionary: 16.85%
15,000	American Axle & Manufacturing Holdings, Inc.(a)	$387,450
2,900	Big Lots, Inc.	139,287
50,000	Christopher & Banks Corp.(a)	278,000
3,500	Columbia Sportswear Co.	213,150
49,000	Diversified Restaurant Holdings, Inc.(a)	205,800
55,000	EVINE Live, Inc.(a)	369,050
13,000	IMAX Corp.(a)	438,230
5,000	Jack in the Box, Inc.	479,600
4,000	Performance Sports Group, Ltd.(a)	78,000
5,000	Pool Corp.	348,800
10,000	Popeyes Louisiana Kitchen, Inc.(a)	598,200
4,000	Restoration Hardware Holdings, Inc.(a)	396,760
10,000	Sotheby’s	422,600
10,000	Texas Roadhouse, Inc.	364,300
		4,719,227
Consumer Staples: 4.04%
5,000	Casey’s General Stores, Inc.	450,500
20,000	Limoneira Co.	436,000
10,000	National Beverage Corp.(a)	244,100
		1,130,600
Financials: 12.60%
10,000	Community Bank System, Inc.	353,900
2,500	Enstar Group, Ltd.(a)	354,650
10,000	Evercore Partners, Inc., Class A	516,600
15,000	Maiden Holdings, Ltd.	222,450
20,000	Meridian Bancorp, Inc.(a)	263,400
13,400	Moelis & Co., Class A	403,608
5,000	South State Corp.	341,950
25,000	TCF Financial Corp.	393,000
15,000	Umpqua Holdings Corp.	257,700
12,500	United Community Banks, Inc.	236,000
5,000	Webster Financial Corp.	185,250
		3,528,508
Healthcare: 13.48%
4,600	Aegerion Pharmaceuticals, Inc.(a)	120,382
12,000	Clovis Oncology, Inc.(a)	890,760
37,600	HMS Holdings Corp.(a)	580,920
7,500	Impax Laboratories, Inc.(a)	351,525
25,000	Ironwood Pharmaceuticals, Inc.(a)	400,000
20,000	KYTHERA Biopharmaceuticals, Inc.(a)	1,003,000
10,000	Prestige Brands Holdings, Inc.(a)	428,900
		3,775,487
Industrials: 9.62%
3,300	Atlas Air Worldwide Holdings, Inc.(a)	141,966
14,158	Enphase Energy, Inc.(a)	186,744
3,000	Exponent, Inc.	266,700
2,000	GATX Corp.	115,960

3,500	GEO Group, Inc.	153,090
5,000	John Bean Technologies Corp.	178,600
7,500	Kaman Corp.	318,225
4,200	Matson, Inc.	177,072
5,000	Multi-Color Corp.	346,650
7,500	Sun Hydraulics Corp.	310,200
10,000	US Ecology, Inc.	499,700
		2,694,907
Information Technology: 26.30%(b)
7,100	ACI Worldwide, Inc.(a)	153,786
15,000	Advanced Energy Industries, Inc.(a)	384,900
25,000	AVX Corp.	356,750
1,700	CACI International, Inc., Class A(a)	152,864
4,300	CoreLogic, Inc.(a)	151,661
20,000	CUI Global, Inc.(a)	117,200
15,000	Cypress Semiconductor Corp.	211,650
10,000	Entegris, Inc.(a)	136,900
5,000	Envestnet, Inc.(a)	280,400
3,000	ePlus, Inc.(a)	260,790
30,000	FormFactor, Inc.(a)	266,100
17,500	Hackett Group, Inc.	156,450
10,000	Heartland Payment Systems, Inc.	468,500
20,000	Infoblox, Inc.(a)	477,400
7,800	InterDigital, Inc.	395,772
20,000	InvenSense, Inc.(a)	304,200
2,500	j2 Global, Inc.	164,200
3,000	Littelfuse, Inc.	298,170
7,500	Methode Electronics, Inc.	352,800
12,500	MKS Instruments, Inc.	422,625
5,000	Proofpoint, Inc.(a)	296,100
5,000	Science Applications International Corp.	256,750
3,000	SPS Commerce, Inc.(a)	201,300
2,500	SYNNEX Corp.	193,125
20,300	TrueCar, Inc.(a)	362,355
35,000	Ultra Clean Holdings, Inc.(a)	250,250
20,000	Xoom Corp.(a)	293,800
		7,366,798
Materials: 3.77%
250,000	Hecla Mining Co.	745,000
5,000	Neenah Paper, Inc.	312,700
		1,057,700
Utilities: 2.62%
10,000	Connecticut Water Service, Inc.	363,300
8,100	SJW Corp.	250,371
5,000	York Water Co.	121,400
		735,071
	Total Common Stocks (Cost $22,644,674)	25,008,298
Affiliated Investment Companies: 1.25%
350,051	Forward U.S. Government Money Fund Institutional Class, 0.010% 7-day yield	350,051
	Total Affiliated Investment Companies (Cost $350,051)	350,051
	Total Investments: 90.53% (Cost $22,994,725)	25,358,349
	Net Other Assets and Liabilities: 9.47%	2,653,921	(c)
	Net Assets: 100.00%	$28,012,270

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	When sector categorization is categorized by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.
(c)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini Russell 2000® Index Futures	Long	10	06/22/15	$1,248,900	$22,924
Total Futures Contracts				$1,248,900	$22,924

Portfolio of Investments (Note 1)

Forward Tactical Enhanced Fund

March 31, 2015 (Unaudited)

	Value (Note 1)
Total Investments: 0.00% (Cost $0)	$0
Net Other Assets and Liabilities: 100.00%	23,726,422	(a)
Net Assets: 100.00%	$23,726,422

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini S&P 500® Futures	Long	118	06/22/15	$12,158,720	$57,505
Total Futures Contracts				$12,158,720	$57,505

Investment Abbreviations:

S&P—Standard & Poor’s

Portfolio of Investments (Note 1)

Forward Tactical Growth Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 60.92%
858,087	iShares® China Large-Cap ETF	$38,141,967
594,746	iShares® MSCI EAFE Index Fund	38,164,851
1,834,807	iShares® Russell 2000® ETF	228,158,250
753,865	SPDR® S&P 500® ETF Trust	155,620,352
	Total Exchange-Traded Funds (Cost $447,527,728)	460,085,420
	Total Investments: 60.92% (Cost $447,527,728)	460,085,420
	Net Other Assets and Liabilities: 39.08%	295,169,477
	Net Assets: 100.00%	$755,254,897

Percentages are stated as a percent of net assets.

Investment Abbreviations:

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depository Receipts

Portfolio of Investments (Note 1)

Forward Total MarketPlus Fund

March 31, 2015 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 55.52%
17,200	Vanguard Mortgage-Backed Securities ETF	$919,168
55,450	Vanguard Short-Term Corporate Bond ETF	4,447,644
145,650	Vanguard Short-Term Government Bond ETF	8,903,585
	Total Exchange-Traded Funds (Cost $14,229,350)	14,270,397

Principal Amount
Agency Pass-Through Securities: 13.65%
Federal Home Loan Mortgage Corporation (FHLMC): 4.55%
	FHLMC
$10,032	1.739%, 06/01/20(a)	10,193
49,532	1.813%, 07/01/29(a)	52,155
27,418	1.875%, 04/01/18(a)	27,590
62,448	1.887%, 12/01/35(a)	65,789
6,600	1.940%, 03/01/19(a)	6,709
74,369	1.955%, 12/01/35(a)	78,334
5,639	1.958%, 11/01/26(a)	5,803
83,108	1.992%, 02/01/36(a)	87,549
12,794	2.063%, 10/01/28(a)	13,384
74,208	2.064%, 01/01/37(a)	78,261
2,593	2.065%, 01/01/26(a)	2,751
84,158	2.100%, 08/01/33(a)	89,556
4,231	2.125%, 07/01/19(a)	4,278
10,271	2.138%, 09/01/36(a)	10,943
10,676	2.163%, 05/01/33(a)	11,325
22,569	2.189%, 05/01/36(a)	24,003
417	2.200%, 03/01/17(a)	418
17,171	2.217%, 06/01/37(a)	18,296
31,649	2.222%, 09/01/28(a)	33,227
13,601	2.225%, 06/01/35(a)	13,802
3,405	2.250%, 11/01/22(a)	3,519
9,311	2.261%, 05/01/35(a)	9,919
1,884	2.274%, 09/01/30(a)	1,989
2,234	2.276%, 12/01/22(a)	2,254
4,050	2.284%, 09/01/27(a)	4,320
1,880	2.293%, 10/01/22(a)	1,957
3,852	2.306%, 12/01/27(a)	4,013
67,323	2.310%, 07/01/30(a)	70,037
4,962	2.331%, 12/01/27(a)	5,255
10,968	2.337%, 01/01/37(a)	11,732
843	2.346%, 03/01/24(a)	849
15,929	2.349%, 09/01/30(a)	16,613

8,684	2.350%, 02/01/32(a)	9,060
4,215	2.350%, 10/01/32(a)	4,373
6,973	2.355%, 10/01/31(a)	7,258
24,559	2.369%, 11/01/28(a)	25,553
30,545	2.375%, 02/01/33(a)	30,714
13,062	2.375%, 08/01/32(a)	13,923
46,430	2.375%, 08/01/35(a)	49,706
12,765	2.381%, 07/01/31(a)	13,260
5,798	2.412%, 03/01/33(a)	5,967
1,440	2.440%, 06/01/19(a)	1,444
3,474	2.468%, 01/01/24(a)	3,569
2,460	2.482%, 01/01/28(a)	2,621
10,654	2.490%, 09/01/30(a)	11,134
105,471	2.492%, 03/01/32(a)	111,171
19,531	2.493%, 10/01/20(a)	19,918
5,992	2.767%, 02/01/31(a)	6,127
35,555	2.868%, 01/01/29(a)	38,054
4,027	5.498%, 08/01/24(a)	4,296
43,107	5.634%, 11/01/30(a)	45,214
		1,170,185
Federal National Mortgage Association (FNMA): 9.10%
	FNMA
2,461	1.370%, 06/01/21(a)	2,476
26,937	1.509%, 01/01/31(a)	27,385
2,719	1.513%, 09/01/33(a)	2,850
137,684	1.514%, 06/01/40(a)	141,597
38,060	1.514%, 11/01/40(a)	39,525
6,577	1.514%, 07/01/40(a)	6,675
11,529	1.612%, 03/01/28(a)	11,989
8,351	1.621%, 11/01/33(a)	8,730
3,802	1.633%, 11/01/33(a)	4,010
14,758	1.662%, 09/01/27(a)	15,564
12,870	1.731%, 05/01/32(a)	13,733
26,634	1.750%, 10/01/34(a)	27,433
6,503	1.750%, 01/01/20(a)	6,757
15,826	1.787%, 08/01/33(a)	16,565
6,259	1.845%, 12/01/24(a)	6,524
44,101	1.865%, 05/01/36(a)	46,470
5,867	1.865%, 10/01/35(a)	6,222
22,729	1.875%, 10/01/17(a)	23,049
1,111	1.875%, 09/01/17(a)	1,121
36,632	1.880%, 01/01/35(a)	38,625
32,500	1.880%, 11/01/35(a)	34,073
104,052	1.885%, 02/01/33(a)	109,340
18,606	1.888%, 01/01/23(a)	19,348
16,067	1.892%, 11/01/33(a)	16,431
18,985	1.895%, 01/01/35(a)	20,033
24,322	1.899%, 04/01/36(a)	25,639
9,091	1.925%, 04/01/36(a)	9,701
94,975	1.925%, 11/01/34(a)	97,455
32,115	1.925%, 05/01/35(a)	33,822
24,618	1.925%, 03/01/36(a)	25,944
37,240	1.925%, 05/01/33(a)	39,103
4,002	1.940%, 04/01/18(a)	4,216
61,856	1.940%, 06/01/35(a)	65,147
44,674	1.945%, 11/01/35(a)	47,069
44,417	2.013%, 04/01/36(a)	46,820
60,888	2.015%, 07/01/35(a)	64,767
4,672	2.050%, 04/01/18(a)	4,772
6,718	2.051%, 08/01/29(a)	7,124

322,539	2.055%, 11/01/35(a)	339,956
24,030	2.086%, 02/01/25(a)	25,601
8,056	2.091%, 07/01/34(a)	8,548
37,246	2.100%, 01/01/33(a)	39,701
51,497	2.105%, 12/01/32(a)	54,585
89,422	2.115%, 12/01/34(a)	94,914
38,526	2.120%, 02/01/35(a)	41,021
3,013	2.125%, 11/01/17(a)	3,144
5,651	2.127%, 04/01/33(a)	6,016
101,977	2.145%, 11/01/34(a)	108,649
10,131	2.150%, 04/01/33(a)	10,505
7,895	2.159%, 12/01/32(a)	8,237
28,464	2.179%, 11/01/34(a)	30,506
4,974	2.184%, 01/01/25(a)	5,178
23,943	2.217%, 04/01/33(a)	25,365
14,434	2.250%, 03/01/35(a)	15,418
5,905	2.251%, 05/01/32(a)	6,205
32,877	2.262%, 04/01/40(a)	35,254
27,758	2.274%, 07/01/33(a)	29,578
29,490	2.277%, 01/01/33(a)	31,125
4,629	2.279%, 07/01/29(a)	4,745
8,913	2.306%, 06/01/32(a)	9,403
30,802	2.311%, 03/01/35(a)	32,792
97,950	2.345%, 02/01/37(a)	103,759
38,746	2.357%, 03/01/38(a)	40,812
3,058	2.360%, 05/01/33(a)	3,238
11,128	2.487%, 09/01/33(a)	11,838
8,833	2.491%, 07/01/28(a)	9,283
11,605	2.553%, 09/01/39(a)	12,287
39,038	2.587%, 01/01/28(a)	41,188
24,991	2.628%, 12/01/30(a)	26,785
3,558	3.362%, 04/01/33(a)	3,710
1,557	3.842%, 10/01/27(a)	1,572
556	4.500%, 02/01/18(a)	560
		2,339,582
	Total Agency Pass-Through Securities (Cost $3,411,572)	3,509,767
	Total Investments: 69.17% (Cost $17,640,922)	17,780,164
	Net Other Assets and Liabilities: 30.83%	7,925,218
	Net Assets: 100.00%	$25,705,382

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Bank of America Merrill Lynch	Russell 3000® Total Return Index	1-month LIBOR plus 50 Bps	Total Return	04/07/15	$4,125,742	$(32,696)
Goldman Sachs	Russell 3000® Total Return Index	3-month LIBOR plus 28 Bps	Total Return	05/05/16	21,415,194	170,170
Total of Total Return Swap Contracts					$25,540,936	$137,474

Investment Abbreviations:

Bps—Basis Points

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

Portfolio of Investments (Note 1)

Forward U.S. Government Money Fund

March 31, 2015 (Unaudited)

Principal Amount		Value (Note 1)
U.S. Agency Bonds: 10.40%
Federal Farm Credit Bank (FFCB): 3.33%
	Federal Farm Credit Bank
$150,000	0.370%, 10/14/15	$150,135
	Federal Farm Credit Bank
450,000	0.550%, 08/17/15	450,595
	Federal Farm Credit Bank
520,000	0.550%, 09/16/15	520,827
	Federal Farm Credit Bank, Variable Rate
3,000,000	0.197%, 04/18/15, 04/18/16(a)	3,000,000
		4,121,557
Federal Home Loan Bank (FHLB): 4.83%
	Federal Home Loan Bank
4,000,000	0.400%, 03/11/16	4,000,000
	Federal Home Loan Bank
250,000	1.750%, 09/11/15	251,670
	Federal Home Loan Bank
590,000	6.000%, 02/12/16	618,845
	Federal Home Loan Bank, Variable Rate
1,115,000	0.163%, 05/03/15, 02/03/17(a)	1,113,188
		5,983,703
Federal Home Loan Mortgage Corporation (FHLMC): 1.10%
	Federal Home Loan Mortgage Corporation
1,350,000	1.750%, 09/10/15	1,359,143
Federal National Mortgage Association (FNMA): 1.14%
	Federal National Mortgage Association
350,000	0.350%, 08/28/15	350,210
	Federal National Mortgage Association
345,000	0.500%, 09/28/15	345,486
	Federal National Mortgage Association
196,000	1.875%, 09/09/15	197,428
	Federal National Mortgage Association
250,000	1.875%, 10/15/15	252,194
	Federal National Mortgage Association
270,000	2.125%, 10/21/15(b)	272,819
		1,418,137
	Total U.S. Agency Bonds (Cost $12,882,540)	12,882,540

Repurchase Agreements: 89.16%
28,000,000	G.X. Clarke & Co., 0.130%, dated 03/31/15 and maturing 04/01/15 with a repurchase amount of $28,000,101, collateralized by several FNMA, FAMC, FFCB, and FICO Securities with rates ranging from 0.000% to 2.370% and with maturity dates ranging from 11/15/15 to 12/30/21 with a par value of $28,613,000 and a collateral value of $28,618,060.	28,000,000
8,500,000	G.X. Clarke & Co., 0.130%, dated 03/31/15 and maturing 04/01/15 with a repurchase amount of $8,500,031, collateralized by a FFCB Security with a rate of 0.520% and with a maturity date of 09/06/16 with a par value of $8,500,000 and a collateral value of $8,512,334.	8,500,000
15,000,000	G.X. Clarke & Co., 0.200%, dated 03/31/15 and maturing 04/07/15 with a repurchase amount of $15,000,583, collateralized by several FNMA Securities with rates ranging from 2.860% to 5.500% and with maturity dates ranging from 01/01/22 to 03/01/45 with a par value of $13,550,000 and a collateral value of $15,302,548.	15,000,000
15,000,000	G.X. Clarke & Co., 0.240%, dated 03/31/15 and maturing 04/02/15 with a repurchase amount of $15,000,700, collateralized by several FNMA Securities with rates ranging from 2.500% to 6.000% and with maturity dates ranging from 01/01/18 to 06/01/44 with a par value of $78,130,548 and a collateral value of $15,283,027.	15,000,000
15,000,000	G.X. Clarke & Co., 0.240%, dated 03/31/15 and maturing 04/02/15 with a repurchase amount of $15,000,600, collateralized by several FNMA Securities with rates ranging from 2.500% to 6.000% and with maturity dates ranging from 08/01/18 to 10/01/40 with a par value of $35,780,868 and a collateral value of $15,309,807.	15,000,000
14,000,000	G.X. Clarke & Co., 0.250%, dated 03/31/15 and maturing 04/01/15 with a repurchase amount of $14,000,681, collateralized by several FNMA Securities with rates ranging from 4.500% to 5.500% and with maturity dates ranging from 06/01/18 to 03/01/45 with a par value of $41,522,104 and a collateral value of $14,292,766.	14,000,000
15,000,000	G.X. Clarke & Co., 0.250%, dated 03/31/15 and maturing 04/06/15 with a repurchase amount of $15,000,729, collateralized by several FNMA Securities with rates ranging from 4.000% to 5.000% and with maturity dates ranging from 04/01/18 to 12/01/41 with a par value of $67,107,999 and a collateral value of $15,308,775.	15,000,000
	Total Repurchase Agreements (Cost $110,500,000)	110,500,000
	Total Investments: 99.56% (Cost $123,382,540)	123,382,540
	Net Other Assets and Liabilities: 0.44%	548,189
	Net Assets: 100.00%	$123,930,729

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2015. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(b)	Represents a step-up bond. Rate disclosed is as of March 31, 2015.

Investment Abbreviations:

FAMC—Federal Agricultural Mortgage Corporation

FICO—Financing Corporation

Portfolio of Investments (Note 1)

Forward Balanced Allocation Fund

March 31, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 100.21%
33,950	Forward Commodity Long/Short Strategy Fund—Class Z	7.23%	$705,818
79,318	Forward Credit Analysis Long/Short Fund—Institutional Class	6.07%	592,503
18,445	Forward Dynamic Income Fund—Institutional Class	4.89%	477,360
69,154	Forward EM Corporate Debt Fund—Institutional Class	6.05%	589,886
18,656	Forward Frontier Strategy Fund—Class Z	1.89%	184,507
19,262	Forward High Yield Bond Fund—Class Z	1.92%	187,032
255,639	Forward International Dividend Fund—Institutional Class	19.47%	1,899,395
11,499	Forward International Real Estate Fund—Institutional Class	1.77%	172,144
231,751	Forward Investment Grade Fixed-Income Fund—Class Z	26.34%	2,570,116
6,684	Forward Real Estate Fund—Institutional Class	1.09%	106,603
40,116	Forward Select EM Dividend Fund—Institutional Class	7.99%	779,049
19,368	Forward Select Opportunity Fund—Institutional Class	5.04%	492,151
24,991	Forward Total MarketPlus Fund—Class Z	10.46%	1,020,397
	Total Affiliated Investment Companies (Cost $9,244,046)		9,776,961
	Total Investments: 100.21% (Cost $9,244,046)		9,776,961
	Net Other Assets and Liabilities: (0.21)%		(20,302)
	Net Assets: 100.00%		$9,756,659

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth Allocation Fund

March 31, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.11%
33,923	Forward Commodity Long/Short Strategy Fund—Class Z	2.50%	$705,250
75,738	Forward Credit Analysis Long/Short Fund—Institutional Class	2.01%	565,765
53,918	Forward Dynamic Income Fund—Institutional Class	4.95%	1,395,400
73,073	Forward EM Corporate Debt Fund—Institutional Class	2.21%	623,310
83,575	Forward Frontier Strategy Fund—Class Z	2.93%	826,556
24,281	Forward High Yield Bond Fund—Class Z	0.84%	235,764
1,201,217	Forward International Dividend Fund—Institutional Class	31.67%	8,925,045
75,341	Forward International Real Estate Fund—Institutional Class	4.00%	1,127,855
242,246	Forward Investment Grade Fixed-Income Fund—Class Z	9.53%	2,686,504
63,282	Forward Real Estate Fund—Institutional Class	3.58%	1,009,355
187,965	Forward Select EM Dividend Fund—Institutional Class	12.95%	3,650,279
55,692	Forward Select Opportunity Fund—Institutional Class	5.02%	1,415,144
116,758	Forward Total MarketPlus Fund—Class Z	16.92%	4,767,210
	Total Affiliated Investment Companies (Cost $27,276,166)		27,933,437
	Total Investments: 99.11% (Cost $27,276,166)		27,933,437
	Net Other Assets and Liabilities: 0.89%		250,725
	Net Assets: 100.00%		$28,184,162

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth & Income Allocation Fund

March 31, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 100.18%
78,472	Forward Commodity Long/Short Strategy Fund—Class Z	7.13%	$1,631,432
115,410	Forward Credit Analysis Long/Short Fund—Institutional Class	3.77%	862,110
43,812	Forward Dynamic Income Fund—Institutional Class	4.95%	1,133,849
99,939	Forward EM Corporate Debt Fund—Institutional Class	3.73%	852,475
63,554	Forward Frontier Strategy Fund—Class Z	2.75%	628,549
28,004	Forward High Yield Bond Fund—Class Z	1.19%	271,922
825,130	Forward International Dividend Fund—Institutional Class	26.79%	6,130,713
23,590	Forward International Real Estate Fund—Institutional Class	1.54%	353,138
339,024	Forward Investment Grade Fixed-Income Fund—Class Z	16.43%	3,759,781
21,437	Forward Real Estate Fund—Institutional Class	1.49%	341,925
130,168	Forward Select EM Dividend Fund—Institutional Class	11.05%	2,527,869
44,733	Forward Select Opportunity Fund—Institutional Class	4.97%	1,136,660
80,648	Forward Total MarketPlus Fund—Class Z	14.39%	3,292,872
	Total Affiliated Investment Companies (Cost $22,266,527)		22,923,295
	Total Investments: 100.18% (Cost $22,266,527)		22,923,295
	Net Other Assets and Liabilities: (0.18)%		(41,294)
	Net Assets: 100.00%		$22,882,001

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income Builder Fund

March 31, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 96.80%
446,751	Forward EM Corporate Debt Fund—Institutional Class	24.19%	$3,810,787
398,525	Forward High Yield Bond Fund—Class Z	24.56%	3,869,675
507,967	Forward International Dividend Fund—Institutional Class	23.95%	3,774,197
146,303	Forward Select Income Fund—Institutional Class	24.10%	3,798,034
	Total Affiliated Investment Companies (Cost $15,551,740)		15,252,693
	Total Investments: 96.80% (Cost $15,551,740)		15,252,693
	Net Other Assets and Liabilities: 3.20%		504,809
	Net Assets: 100.00%		$15,757,502

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income & Growth Allocation Fund

March 31, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 96.50%
8,598	Forward Commodity Long/Short Strategy Fund—Class Z	5.59%	$178,750
36,366	Forward Credit Analysis Long/Short Fund—Institutional Class	8.49%	271,655
6,716	Forward Dynamic Income Fund—Institutional Class	5.43%	173,821
32,353	Forward EM Corporate Debt Fund—Institutional Class	8.62%	275,974
15,464	Forward Emerging Markets Fund—Institutional Class	5.02%	160,676
4,033	Forward Frontier Strategy Fund—Class Z	1.25%	39,889
8,573	Forward High Yield Bond Fund—Class Z	2.60%	83,240
42,135	Forward International Dividend Fund—Institutional Class	9.78%	313,062
1,508	Forward International Real Estate Fund—Institutional Class	0.71%	22,569
102,000	Forward Investment Grade Fixed-Income Fund—Class Z	35.34%	1,131,181
4,294	Forward Real Estate Fund—Institutional Class	2.14%	68,484
6,603	Forward Select Opportunity Fund—Institutional Class	5.24%	167,791
4,934	Forward Total MarketPlus Fund—Class Z	6.29%	201,457
	Total Affiliated Investment Companies (Cost $2,861,654)		3,088,549
	Total Investments: 96.50% (Cost $2,861,654)		3,088,549
	Net Other Assets and Liabilities: 3.50%		111,980
	Net Assets: 100.00%		$3,200,529

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Multi-Strategy Fund

March 31, 2015 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 98.10%
9,500	Forward Commodity Long/Short Strategy Fund—Class Z	1.33%	$197,500
20,188	Forward Credit Analysis Long/Short Fund—Institutional Class	1.02%	150,808
67,321	Forward Dynamic Income Fund—Institutional Class	11.74%	1,742,269
57,292	Forward EM Corporate Debt Fund—Institutional Class	3.29%	488,699
242,528	Forward Emerging Markets Fund—Institutional Class	16.98%	2,519,866
37,331	Forward Equity Long/Short Fund—Institutional Class	6.58%	976,208
56,321	Forward Frontier Strategy Fund—Class Z	3.75%	557,015
19,678	Forward Global Infrastructure Fund—Institutional Class	3.12%	463,411
231,514	Forward International Dividend Fund—Institutional Class	11.59%	1,720,149
25,919	Forward International Real Estate Fund—Institutional Class	2.62%	388,010
52,806	Forward Real Estate Long/Short Fund—Institutional Class	12.71%	1,886,240
31,086	Forward Select Income Fund—Institutional Class	5.44%	806,991
32,098	Forward Select Opportunity Fund—Institutional Class	5.50%	815,607
80,513	Forward Tactical Enhanced Fund—Institutional Class	12.43%	1,845,353
	Total Affiliated Investment Companies (Cost $14,492,473)		14,558,126
	Total Investments: 98.10% (Cost $14,492,473)		14,558,126
	Net Other Assets and Liabilities: 1.90%		282,606
	Net Assets: 100.00%		$14,840,732

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2015.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask price for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask price. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask price; and (b) maturity of 60 days or less, at amortized cost.

Investments held by the Forward U.S. Government Money Fund are valued using the amortized cost method of valuation permitted in accordance with meeting certain conditions and regulations set forth under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”). Under the amortized cost method, an investment is valued at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the investment.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor” or “Forward Management”) based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. If there has been no sale that day, such securities are valued at the average of the last reported bid and ask prices on the valuation day for long positions or ask prices for short positions. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Debt Securities: Debt securities are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Lower rated debt securities,

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

such as high-yield/high-risk bonds, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated debt securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations. The value of debt securities may fall when interest rates rise. Given the current historically low interest rate environment, the risks associated with rising interest rates are heightened and future increases in interest rates may result in periods of dramatic volatility and may negatively impact the value of debt securities. The liquidity of the market for debt securities may decrease during periods of increased volatility. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt securities may result in those broker-dealers restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility of such debt securities.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes, which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity, related index or reference asset. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national securities exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. These risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery. A Fund will not engage in these transactions for investment leverage.

When-issued securities involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date is held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs, which are privately-owned corporations created by the U.S. Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy, such as homeowners, students, and farmers. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government, and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are paid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well-established dealers or institutions that Forward Management, or the appropriate sub-advisor, has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians for tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of March 31, 2015, the Forward U.S. Government Money Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. No other Funds held repurchase agreements as of March 31, 2015.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As of March 31, 2015 the Forward Real Estate Long/Short Fund and the Forward Select Income Fund held securities sold short with a market value of $11,448,338 and $158,640,000, respectively. No other Funds held securities sold short as of March 31, 2015.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities that are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund also bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A highly liquid secondary market may not exist for the structured notes a Fund may invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2015:

Investments in Securities	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$7,210,385	—	$7,210,385
Asset-Backed Securities	—	1,303,734	—	1,303,734
Collateralized Mortgage Obligations(a)	—	2,879,933	—	2,879,933
Corporate Bonds(a)	—	9,076,428	—	9,076,428
Municipal Bonds	—	9,119,507	—	9,119,507
U.S. Treasury Bonds & Notes	—	9,097,264	—	9,097,264

Total	—	$38,687,251	—	$38,687,251

Forward Credit Analysis Long/Short Fund
Municipal Bonds(a)	—	$123,128,522	—	$123,128,522
Short-Term Securities	—	17,899,528	—	17,899,528

Total	—	$141,028,050	—	$141,028,050

Forward Dynamic Income Fund
Common Stocks(a)	$22,475,985	—	—	$22,475,985
Limited Partnerships(a)	1,034,150	—	—	1,034,150
Preferred Stocks(a)	5,785,042	—	—	5,785,042
Corporate Bonds(a)	—	$1,060,200	—	1,060,200

Total	$29,295,177	$1,060,200	—	$30,355,377

Forward EM Corporate Debt Fund
Foreign Government Obligations(a)	—	$10,797,781	—	$10,797,781
Asset-Backed Securities(a)	—	4,990,000	—	4,990,000
Contingent Convertible Securities(a)	—	7,357,282	—	7,357,282
Corporate Bonds(a)	—	332,714,545	—	332,714,545

Total	—	$355,859,608	—	$355,859,608

Forward Emerging Markets Fund
Common Stocks(a)	$9,957,558	—	—	$9,957,558
Preferred Stocks(a)	121,655	—	—	121,655
Loan Participation Notes(a)	—	$118,850	—	118,850

Total	$10,079,213	$118,850	—	$10,198,063

Forward Equity Long/Short Fund
Common Stocks(a)	$1,934,225	—	—	$1,934,225

Total	$1,934,225	—	—	$1,934,225

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Forward Frontier Strategy Fund
Exchange-Traded Funds	$2,620,094	—	—	$2,620,094
Agency Pass-Through Securities(a)	—	$15,435,027	—	15,435,027
Asset-Backed Securities	—	3,710,038	—	3,710,038
Collateralized Mortgage Obligations(a)	—	12,027,801	—	12,027,801
Corporate Bonds(a)	—	17,326,743	—	17,326,743
Municipal Bonds	—	9,511,295	—	9,511,295
U.S. Treasury Bonds & Notes	—	19,660,819	—	19,660,819

Total	$2,620,094	$77,671,723	—	$80,291,817

Forward Global Dividend Fund
Common Stocks
China	—	$260,784	—	$260,784
Denmark	—	94,060	—	94,060
France	—	649,925	—	649,925
Germany	$390,689	84,708	—	475,397
Hong Kong	—	554,213	—	554,213
Indonesia	—	375,548	—	375,548
Japan	—	1,526,908	—	1,526,908
Malaysia	—	86,953	—	86,953
Netherlands	—	160,746	—	160,746
Norway	—	272,667	—	272,667
Philippines	206,712	386,770	—	593,482
Sweden	—	776,811	—	776,811
Switzerland	1,010,379	548,954	—	1,559,333
Taiwan	—	273,412	—	273,412
Thailand	—	287,924	—	287,924
United Kingdom	535,551	176,984	—	712,535
Other(a)	4,171,897	—	—	4,171,897
Limited Partnerships(a)	156,249	—	—	156,249
Preferred Stocks(a)	—	124,460	—	124,460
Collateralized Mortgage Obligations(a)	—	89,135	—	89,135

Total	$6,471,477	$6,730,962	—	$13,202,439

Forward Global Infrastructure Fund
Common Stocks(a)	$51,970,808	—	—	$51,970,808
Limited Partnerships(a)	913,570	—	—	913,570
Preferred Stocks(a)	798,350	—	—	798,350

Total	$53,682,728	—	—	$53,682,728

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$119,128,783	—	$119,128,783

Total	—	$119,128,783	—	$119,128,783

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Forward International Dividend Fund
Common Stocks
Australia	$2,536,295	$147,941	—	$2,684,236
China	—	6,767,564	—	6,767,564
Denmark	—	3,051,731	—	3,051,731
France	—	23,247,695	—	23,247,695
Germany	9,452,714	9,075,518	—	18,528,232
Hong Kong	—	13,336,924	—	13,336,924
Indonesia	—	16,359,371	—	16,359,371
Japan	120,662	27,034,332	—	27,154,994
Macau	—	1,185,985	—	1,185,985
Malaysia	—	7,476,669	—	7,476,669
Netherlands	1,550,900	4,178,934	—	5,729,834
New Zealand	—	1,548,806	—	1,548,806
Norway	—	8,336,975	—	8,336,975
Philippines	4,240,037	15,737,899	—	19,977,936
Russia	3,959,989	1,836,029	—	5,796,018
Sweden	—	18,534,354	—	18,534,354
Switzerland	14,665,587	15,645,577	—	30,311,164
Taiwan	3,174,496	6,357,150	—	9,531,646
Thailand	—	9,727,692	—	9,727,692
Turkey	—	4,772,125	—	4,772,125
Ukraine	—	995,983	—	995,983
United Kingdom	10,060,944	7,176,203	—	17,237,147
Vietnam	2,435,418	2,837,508	—	5,272,926
Other(a)	43,860,323	—	—	43,860,323
Loan Participation Notes(a)	—	14,612,304	—	14,612,304
Preferred Stocks
Germany	—	4,578,858	—	4,578,858
United States	160,287	—	—	160,287

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Collateralized Mortgage Obligations(a)	—	3,128,939	—	3,128,939
Corporate Bonds(a)	—	9,043,370	—	9,043,370

Total	$96,217,652	$236,732,436	—	$332,950,088

Forward International Real Estate Fund
Common Stocks(a)	$73,221,816	—	—	$73,221,816

Total	$73,221,816	—	—	$73,221,816

Forward International Small Companies Fund
Common Stocks(a)	$159,915,317	—	—	$159,915,317
Exchange-Traded Funds(a)	5,120,145	—	—	5,120,145
Preferred Stocks(a)	3,061,796	—	—	3,061,796

Total	$168,097,258	—	—	$168,097,258

Forward Investment Grade Fixed-Income Fund
Exchange-Traded Funds	$11,905,837	—	—	$11,905,837
U.S. Treasury Bonds & Notes	—	$35	—	35

	$11,905,837	$35	—	$11,905,872

Forward Real Estate Fund
Common Stocks(a)	$56,562,515	—	—	$56,562,515

Total	$56,562,515	—	—	$56,562,515

Forward Real Estate Long/Short Fund
Common Stocks
REITs-Healthcare	$4,356,053	$850,000	—	$5,206,053
Other(a)	58,655,751	—	—	58,655,751
Convertible Preferred Stocks
REITs-Hotels	1,438,250	—	—	1,438,250
REITs-Shopping Centers	—	641,200	—	641,200
Preferred Stocks(a)	7,950,116	—	—	7,950,116
Options Purchased	35,900	—	—	35,900
Corporate Bonds(a)	—	844,250	—	844,250
Convertible Corporate Bonds(a)	—	822,187	—	822,187

Total	$72,436,070	$3,157,637	—	$75,593,707

Forward Select EM Dividend Fund
Common Stocks(a)	$39,974,498	—	—	$39,974,498
Loan Participation Notes(a)	—	$4,815,161	—	4,815,161
Preferred Stocks(a)	37,168	—	—	37,168

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Collateralized Mortgage Obligations(a)	—	1,136,449	—	1,136,449
Corporate Bonds(a)	—	912,355	—	912,355

Total	$40,011,666	$6,863,965	—	$46,875,631

Forward Select Income Fund
Common Stocks
REITs-Healthcare	$34,536,996	$26,775,000	—	$61,311,996
REITs-Residential	35,646,700	4,497,500	—	40,144,200
Other(a)	514,303,699	—	—	514,303,699
Convertible Preferred Stocks(a)	100,201,302	—	—	100,201,302
Preferred Stocks
Banks	—	5,613,750	—	5,613,750
Other(a)	869,683,693	—	—	869,683,693
Contingent Convertible Securities(a)	—	15,539,625	—	15,539,625
Corporate Bonds(a)	—	57,810,725	—	57,810,725
Convertible Corporate Bonds(a)	—	21,102,812	—	21,102,812
Short-Term Securities	—	199,996,639	—	199,996,639

Total	$1,554,372,390	$331,336,051	—	$1,885,708,441

Forward Select Opportunity Fund
Common Stocks(a)	$8,621,482	—	—	$8,621,482
Exchange-Traded Funds	1,051,050	—	—	1,051,050
Preferred Stocks
Banks	556,920	$623,750	—	1,180,670
Other(a)	3,888,826	—	—	3,888,826
Contingent Convertible Securities(a)	—	2,053,750	—	2,053,750
Corporate Bonds(a)	—	1,378,500	—	1,378,500
Convertible Corporate Bonds(a)	—	1,096,250	—	1,096,250

Total	$14,118,278	$5,152,250	—	$19,270,528

Forward Small Cap Equity Fund
Common Stocks(a)	$25,008,298	—	—	$25,008,298
Affiliated Investment Companies	350,051	—	—	350,051

Total	$25,358,349	—	—	$25,358,349

Forward Tactical Growth Fund
Exchange-Traded Funds	$460,085,420	—	—	$460,085,420

Total	$460,085,420	—	—	$460,085,420

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Forward Total MarketPlus Fund
Exchange-Traded Funds	$14,270,397	—	—	$14,270,397
Agency Pass-Through Securities(a)	—	$3,509,767	—	3,509,767

Total	$14,270,397	$3,509,767	—	$17,780,164

Forward U.S. Government Money Fund
U.S. Agency Bonds(a)	—	$12,882,540	—	$12,882,540
Repurchase Agreements	—	110,500,000	—	110,500,000

Total	—	$123,382,540	—	$123,382,540

Forward Balanced Allocation Fund
Affiliated Investment Companies	$9,776,961	—	—	$9,776,961

Total	$9,776,961	—	—	$9,776,961

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$22,923,295	—	—	$22,923,295

Total	$22,923,295	—	—	$22,923,295

Forward Growth Allocation Fund
Affiliated Investment Companies	$27,933,437	—	—	$27,933,437

Total	$27,933,437	—	—	$27,933,437

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$3,088,549	—	—	$3,088,549

Total	$3,088,549	—	—	$3,088,549

Forward Income Builder Fund
Affiliated Investment Companies	$15,252,693	—	—	$15,252,693

Total	$15,252,693	—	—	$15,252,693

Forward Multi-Strategy Fund
Affiliated Investment Companies	$14,558,126	—	—	$14,558,126

Total	$14,558,126	—	—	$14,558,126

(a)	For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$23,514	—	$23,514
Liabilities
Total Return Swap Contracts	—	(625,866)	—	(625,866)

Total	—	($602,352)	—	($602,352)

Forward Credit Analysis Long/Short Fund
Liabilities
Futures Contracts	$(95,064)	—	—	$(95,064)

Total	$(95,064)	—	—	$(95,064)

Forward Dynamic Income Fund
Assets
Futures Contracts	$27,051	—	—	$27,051

Total	$27,051	—	—	$27,051

Forward Emerging Markets Fund
Assets
Futures Contracts	$59,559	—	—	$59,559

Total	$59,559	—	—	$59,559

Forward Equity Long/Short Fund
Liabilities
Futures Contracts	$(1,552)	—	—	$(1,552)

Total	$(1,552)	—	—	$(1,552)

Forward Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$28,928	—	$28,928
Liabilities
Total Return Swap Contracts	—	(11,448,069)	—	(11,448,069)

Total	—	$(11,419,141)	—	$(11,419,141)

Forward International Dividend Fund
Assets
Futures Contracts	$143,891	—	—	$143,891

Total	$143,891	—	—	$143,891

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Forward Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(8,255,838)	—	—	$(8,255,838)
Exchange-Traded Funds	(3,192,500)	—	—	(3,192,500)

Total	$(11,448,338)	—	—	$(11,448,338)

Forward Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(158,640,000)	—	—	$(158,640,000)

Total	$(158,640,000)	—	—	$(158,640,000)

Forward Small Cap Equity Fund
Assets
Futures Contracts	$22,924	—	—	$22,924

Total	$22,924	—	—	$22,924

Forward Tactical Enhanced Fund
Assets
Futures Contracts	$57,505	—	—	$57,505

Total	$57,505	—	—	$57,505

Forward Total MarketPlus Fund
Assets
Total Return Swap Contracts	—	$170,170	—	$170,170
Liabilities
Total Return Swap Contracts	—	(32,696)	—	(32,696)

Total	—	$137,474	—	$137,474

(a)	Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as swap contracts, short sales and futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of March 31, 2015 the Forward International Real Estate Fund and Forward International Small Companies Fund had transfers of securities from Level 2 to Level 1 due to the utilization of a fair valuation model provided by the Funds’ independent pricing vendor. The Funds’ procedures set forth certain triggers which instruct when to use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. The Forward Global Dividend Fund and Forward International Dividend Fund utilized the fair valuation model as of March 31, 2015 and December 31, 2014 and below are the transfers for individual securities where certain parameters for applying the fair valuation model were not met and the valuation from the respective exchange was used.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

	Level 1		Level 2
Forward Global Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$607,360	$(469,444)	$469,444	$(607,360)

Total	$607,360	$(469,444)	$469,444	$(607,360)

Forward International Dividend Fund
Common Stocks	$17,180,123	$(9,035,150)	$9,035,150	$(17,180,123)

Total	$17,180,123	$(9,035,150)	$9,035,150	$(17,180,123)

No other Funds had transfers from Level 1 and Level 2 securities. As of March 31, 2015, the Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Currency Contracts: Certain Funds invest in forward currency contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward currency contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. As of March 31, 2015, the Funds held no forward currency contracts.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of March 31, 2015, the Funds had outstanding unrealized gain/(loss) on futures contracts as follows:

Fund	Unrealized Gain/(Loss) on Futures Contracts at 03/31/15
Forward Credit Analysis Long/Short Fund	$(95,064)
Forward Dynamic Income Fund	27,051
Forward Emerging Markets Fund	59,559
Forward Equity Long/Short Fund	(1,552)
Forward International Dividend Fund	143,891
Forward Small Cap Equity Fund	22,924
Forward Tactical Enhanced Fund	57,505

No other Funds held futures contracts as of March 31, 2015.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. As of March 31, 2015, the Forward Real Estate Long/Short Fund held purchased options with a market value of $35,900. No other Funds held purchased options as of March 31, 2015.

Written option activity for the three months ended March 31, 2015 was as follows:

	WRITTEN CALL OPTIONS
Forward Real Estate Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2014	(284)	$(56,164)

Options written	—	—
Options exercised or closed	284	56,164
Options expired	—	—

Outstanding, March 31, 2015	—	$—

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

	WRITTEN PUT OPTIONS
Forward Tactical Growth Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2014	(2,500)	$(493,750)

Options written	—	—
Options exercised or closed	2,500	493,750
Options expired	—	—

Outstanding, March 31, 2015	—	$—

No Funds held written options as of March 31, 2015.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the- counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the Portfolio of Investments.

As of March 31, 2015, the Forward Commodity Long/Short Strategy Fund, the Forward Frontier Strategy Fund and the Forward Total MarketPlus Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at March 31, 2015 are disclosed in the Portfolio of Investments. No other Funds held swap agreements as of March 31, 2015.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security; and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of March 31, 2015, the Funds held no warrants.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Commodity Futures Trading Commission Regulation: The Forward Commodity Long/Short Fund and the Fund’s wholly-owned subsidiary, the Forward Commodity Long/Short (Cayman) Fund Ltd., is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC mandated disclosure, reporting and recordkeeping obligations have begun to apply with respect to this Fund. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase the Fund’s expenses, adversely affecting its total return.

Leverage: The Forward Dynamic Income Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Dynamic Income Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR rate for borrowing under these agreements.

The Forward Dynamic Income Fund did not borrow under its line of credit agreement during the three months ended March 31, 2015. The Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Opportunity Fund have each pledged a portion of its investment securities as the collateral for their lines of credit. As of March 31, 2015, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Forward EM Corporate Debt Fund	$141,809,742	$30,951,591
Forward International Dividend Fund	52,463,854	16,139,396
Forward Real Estate Long/Short Fund	14,769,007	4,278,258
Forward Select EM Dividend Fund	15,097,360	6,581,209
Forward Select Income Fund	283,736,717	75,356,349
Forward Select Opportunity Fund	2,688,218	7,566

Investment in the Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Institutional Class shares of

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds are indirectly subject to the proportional share of the U.S. Government Money Fund Institutional Class expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund.

The Forward Small Cap Equity Fund invested in Institutional Class shares of the U.S. Government Money Fund during the three months ended March 31, 2015, as follows:

Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 3/31/15	Income
350,051	—	—	350,051	$350,051	$9

During the three months ended March 31, 2015, the Advisor waived fees and/or reimbursed the Forward Small Cap Equity Fund for the U.S. Government Money Fund management fees in the amount of $69.

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Forward Management acts as Investment Advisor to the Fund and to the Subsidiary. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code, and recent IRS rulings. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in its Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on October 12, 2010 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets, liabilities, income and expenses of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of March 31, 2015, net assets of the Forward Commodity Long/Short Strategy Fund were $52,937,830 of which $12,443,947 or 23.51% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary.

In addition, the Advisor has filed for and received no-action relief from the CFTC that permits consolidation of the financial statements for the Forward Commodity Long/Short Strategy Fund and its Subsidiary.

2. Tax Basis Information

Tax Basis of Investments: As of March 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Forward Balanced Allocation Fund	$9,340,636	$607,395	$(171,070)	$436,325
Forward Commodity Long/Short Strategy Fund	38,414,392	319,180	(46,321)	272,859

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Forward Credit Analysis Long/Short Fund	137,737,369	3,881,051	(590,370)	3,290,681
Forward Dynamic Income Fund	29,512,421	1,235,425	(392,469)	842,956
Forward EM Corporate Debt Fund	377,514,511	10,099,736	(31,754,639)	(21,654,903)
Forward Emerging Markets Fund	10,016,035	1,496,210	(1,314,182)	182,028
Forward Equity Long/Short Fund	1,791,136	172,285	(29,196)	143,089
Forward Frontier Strategy Fund	80,086,792	332,540	(127,515)	205,025
Forward Global Dividend Fund	11,055,006	2,875,648	(728,215)	2,147,433
Forward Global Infrastructure Fund	50,070,572	5,698,508	(2,086,352)	3,612,156
Forward Growth & Income Allocation Fund	22,791,857	573,611	(442,173)	131,438
Forward Growth Allocation Fund	27,758,975	857,109	(682,647)	174,462
Forward High Yield Bond Fund	122,297,708	1,096,948	(4,265,873)	(3,168,925)
Forward Income & Growth Allocation Fund	2,875,897	247,114	(34,462)	212,652
Forward Income Builder Fund	15,837,231	—	(584,538)	(584,538)
Forward International Dividend Fund	319,529,253	40,139,738	(26,718,903)	13,420,835
Forward International Real Estate Fund	72,311,832	4,689,544	(3,779,560)	909,984
Forward International Small Companies Fund	138,178,434	34,349,913	(4,431,089)	29,918,824
Forward Investment Grade Fixed-Income Fund	11,770,151	135,721	—	135,721
Forward Multi-Strategy Fund	14,509,406	583,562	(534,842)	48,720
Forward Real Estate Fund	40,419,367	17,192,638	(1,049,490)	16,143,148
Forward Real Estate Long/Short Fund	57,886,932	20,345,467	(2,638,692)	17,706,775
Forward Select EM Dividend Fund	47,306,826	5,492,717	(5,923,912)	(431,195)
Forward Select Income Fund	1,665,116,429	256,581,377	(35,989,365)	220,592,012
Forward Select Opportunity Fund	18,932,577	1,249,944	(911,993)	337,951
Forward Small Cap Equity Fund	23,084,636	3,702,463	(1,428,750)	2,273,713
Forward Tactical Enhanced Fund	—	—	—	—
Forward Tactical Growth Fund	447,527,728	13,362,390	(804,698)	12,557,692
Forward Total MarketPlus Fund	17,663,010	121,107	(3,953)	117,154
Forward U.S. Government Money Fund	123,382,540	—	—	—

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

Capital Losses: As of December 31, 2014, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

Fund	Expiring In 2015	Expiring In 2016	Expiring In 2017	Expiring In 2018
Forward EM Corporate Debt Fund	—	—	$51,786	—
Forward Global Infrastructure Fund	—	$3,342,497	30,182,432	$24,061,967
Forward International Dividend Fund(a)	—	—	2,145,728	—
Forward International Real Estate Fund	$319,827	67,712,152	60,639,639	3,986,802
Forward International Small Companies Fund	—	21,339,116	179,253,577	—
Forward Investment Grade Fixed-Income Fund	—	1,479,849	—	7,106,398
Forward Real Estate Fund(a)	—	1,123,334	—	—
Forward Real Estate Long/Short Fund	—	53,630,252	107,182,629	—
Forward Small Cap Equity Fund(a)	—	2,614,131	23,741,047	—
Forward U.S. Government Money Fund	—	—	345	—

(a)	Subject to limitations under §382 of the Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was enacted. Certain of the enacted provisions include:

Post-enactment losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a Regulated Investment Company (“RIC”) for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Post-Enactment Capital Losses(a)

Capital losses as of December 31, 2014 deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
Forward Balanced Allocation Fund	$652,224	$1,899,641
Forward Commodity Long/Short Strategy Fund	301,290	265,025
Forward Credit Analysis Long/Short Fund	66,050,124	28,265,020
Forward EM Corporate Debt Fund	9,033,478	8,579,156
Forward Emerging Markets Fund	1,174,976	—
Forward Growth & Income Allocation Fund	529,608	4,141,711
Forward Growth Allocation Fund	841,754	5,360,795
Forward International Dividend Fund	12,559,462	—
Forward International Real Estate Fund	8,765,171	5,647,229
Forward Investment Grade Fixed-Income Fund	2,564	4,332,992
Forward Multi-Strategy Fund	791,378	2,477,287
Forward Select EM Dividend Fund	7,260,625	—
Forward U.S. Government Money Fund	831	—

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

The Funds elect to defer to the period ending December 31, 2015 capital losses and late year ordinary losses recognized during the period November 1, 2014 to December 31, 2014 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Forward Balanced Allocation Fund	$6,065
Forward Dynamic Income Fund	110,953	—
Forward EM Corporate Debt Fund	193,270	$768,260
Forward Emerging Markets Fund	32,712	38,131
Forward Equity Long/Short Fund	51,134	—
Forward Frontier Strategy Fund	5,480,666	—
Forward Global Dividend Fund	3,566	18,817
Forward Global Infrastructure Fund	425,532	145,778
Forward Growth & Income Allocation Fund	22,114	—
Forward Growth Allocation Fund	81,962	—
Forward High Yield Bond Fund	153,423	—
Forward Income Builder Fund	49,895	—
Forward International Dividend Fund	2,218,788	917,314
Forward International Real Estate Fund	843,830	—
Forward International Small Companies Fund	591,346	167,695
Forward Investment Grade Fixed-Income Fund	2,401,487	—
Forward Multi-Strategy Fund	2,517	—
Forward Real Estate Long/Short Fund	341,374	33,611
Forward Select EM Dividend Fund	2,817,150	213,848
Forward Select Opportunity Fund	59,152	1,536
Forward Small Cap Equity Fund	939,856	—
Forward Tactical Enhanced Fund	890,025

(a)	Post-Enactment Capital Losses arose in fiscal years beginning after December 22, 2010 and exclude any elective late-year capital losses (during the period November 1 to December 31) deferred for the current fiscal year. As a result of the enactment of the Act, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

3. Affiliated Companies

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

As of March 31, 2015, the Forward Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, shares and value of investment of the Forward Select Income Fund in affiliated companies for the three months ended March 31, 2015 were as follows:

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 03/31/2015	Dividend Income	Realized Gain/(Loss)
Common Stocks
Armada Hoffler Properties, Inc.	1,320,000	—	—	1,320,000	$14,071,200	$224,400	$—
Campus Crest Communities, Inc.	3,714,500	—	—	3,714,500	26,595,820	—	—
Peak Resorts, Inc.	1,183,171	—	—	1,183,171	7,288,333	—	—
Trade Street Residential, Inc.	2,307,000	—	—	2,307,000	16,518,120	219,165	—

Total					$64,473,473	$443,565	$—

The Forward Balanced Allocation Fund, the Forward Growth & Income Fund, the Forward Growth Allocation Fund, the Forward Income & Growth Allocation Fund, the Forward Income Builder Fund and the Forward Multi-Strategy Fund (collectively, the “Allocation Funds”) may invest in certain securities that are considered affiliated companies as

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2015

they share the same Board of Trustees. The purchases, sales, dividend income, realized capital gains, shares and value of investment of each Allocation Fund in affiliated companies for the three months ended March 31, 2015 were as follows:

Forward Balanced Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 03/31/2015	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	36,096	1,209	(3,355)	33,950	$705,818	—	$(144)
Forward Frontier Strategy Fund	24,163	2,008	(7,515)	18,656	184,507	—	(7,795)
Forward High Yield Bond Fund	25,998	1,038	(7,774)	19,262	187,032	$2,801	928
Forward Investment Grade Fixed-Income Fund	239,223	13,345	(20,817)	231,751	2,570,116	16,007	9,874
Forward Total MarketPlus Fund	36,420	—	(11,429)	24,991	1,020,397	—	(9,760)
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	93,320	—	(14,002)	79,318	592,503	3,998	1,660
Forward Dynamic Income Fund	20,522	—	(2,077)	18,445	477,360	8,408	(671)
Forward EM Corporate Debt Fund	102,144	—	(32,990)	69,154	589,886	10,862	(23,128)
Forward International Dividend Fund	222,869	73,236	(40,466)	255,639	1,899,395	27,189	5,286
Forward International Real Estate Fund	10,822	3,934	(3,257)	11,499	172,144	2,709	(5,635)
Forward Real Estate Fund	8,802	1,634	(3,752)	6,684	106,603	209	7,611
Forward Select EM Dividend Fund	65,495	6,064	(31,443)	40,116	779,049	10,404	(91,577)
Forward Select Opportunity Fund	21,078	2,058	(3,768)	19,368	492,151	3,350	825

Total					$9,776,961	$85,937	$(112,526)

Forward Growth & Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 03/31/2015	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	83,953	3,826	(9,307)	78,472	$1,631,432	—	$5,315
Forward Frontier Strategy Fund	64,533	4,016	(4,995)	63,554	628,549	—	(11,608)
Forward High Yield Bond Fund	29,005	2,604	(3,605)	28,004	271,922	$4,073	(186)
Forward Investment Grade Fixed-Income Fund	318,011	33,396	(12,383)	339,024	3,759,781	23,255	640
Forward Total MarketPlus Fund	103,760	—	(23,112)	80,648	3,292,872	—	(38,198)
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	123,320	2,103	(10,013)	115,410	862,110	5,778	865
Forward Dynamic Income Fund	45,153	736	(2,077)	43,812	1,133,849	19,281	(671)
Forward EM Corporate Debt Fund	135,231	2,323	(37,615)	99,939	852,475	15,697	(27,051)
Forward International Dividend Fund	642,102	233,910	(50,882)	825,130	6,130,713	87,313	6,291
Forward International Real Estate Fund	26,161	1,706	(4,277)	23,590	353,138	5,557	(8,059)
Forward Real Estate Fund	22,015	1,634	(2,212)	21,437	341,925	671	1,041
Forward Select EM Dividend Fund	188,970	32,873	(91,675)	130,168	2,527,869	33,637	(276,979)
Forward Select Opportunity Fund	44,385	4,115	(3,767)	44,733	1,136,660	7,737	825

Total					$22,923,295	$202,999	$(347,775)

Forward Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 03/31/2015	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	34,653	478	(1,208)	33,923	$705,250	—	$(278)
Forward Frontier Strategy Fund	107,175	6,491	(30,091)	83,575	826,556	—	(19,608)
Forward High Yield Bond Fund	24,829	2,567	(3,115)	24,281	235,764	$3,209	(791)
Forward Investment Grade Fixed-Income Fund	235,300	24,450	(17,504)	242,246	2,686,504	16,730	(3,234)
Forward Total MarketPlus Fund	146,187	1,207	(30,636)	116,758	4,767,210	—	(43,507)
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	88,393	3,347	(16,002)	75,738	565,765	3,818	1,604
Forward Dynamic Income Fund	54,112	753	(947)	53,918	1,395,400	23,756	(388)
Forward EM Corporate Debt Fund	102,579	2,323	(31,829)	73,073	623,310	11,477	(22,663)
Forward International Dividend Fund	929,359	337,542	(65,684)	1,201,217	8,925,045	127,143	(4,596)
Forward International Real Estate Fund	75,865	6,757	(7,281)	75,341	1,127,855	17,749	(15,433)
Forward Real Estate Fund	63,594	3,163	(3,475)	63,282	1,009,355	1,980	5,185
Forward Select EM Dividend Fund	274,069	48,249	(134,353)	187,965	3,650,279	48,695	(406,297)
Forward Select Opportunity Fund	58,647	—	(2,955)	55,692	1,415,144	9,632	1,123

Total					$27,933,437	$264,189	$(508,883)

Forward Income & Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 03/31/2015	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	9,755	—	(1,157)	8,598	$178,750	—	$465
Forward Frontier Strategy Fund	6,553	—	(2,520)	4,033	39,889	—	(6,041)
Forward High Yield Bond Fund	11,177	—	(2,604)	8,573	83,240	$1,167	1,068
Forward Investment Grade Fixed-Income Fund	110,901	4,497	(13,398)	102,000	1,131,181	7,095	12,589
Forward Total MarketPlus Fund	6,786	—	(1,852)	4,934	201,457	—	19,422
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	39,699	—	(3,333)	36,366	271,655	1,833	397
Forward Dynamic Income Fund	6,716	—	—	6,716	173,821	2,937	—
Forward EM Corporate Debt Fund	46,821	—	(14,468)	32,353	275,974	5,082	(9,693)
Forward Emerging Markets Fund	25,122	4,817	(14,475)	15,464	160,676	—	(2,413)
Forward International Dividend Fund	49,228	13,316	(20,409)	42,135	313,062	4,755	(4,052)
Forward International Real Estate Fund	6,512	—	(5,004)	1,508	22,569	355	(3,523)
Forward Real Estate Fund	4,536	1,598	(1,840)	4,294	68,484	134	1,871
Forward Select Opportunity Fund	6,757	1,029	(1,183)	6,603	167,791	1,142	437

Total					$3,088,549	$24,500	$10,527

Forward Income Builder Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 03/31/2015	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	169,240	255,155	(25,870)	398,525	$3,869,675	$54,898	$(21,114)
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	216,654	333,387	(550,041)	—	—	—	15,368
Forward EM Corporate Debt Fund	449,678	8,701	(11,628)	446,751	3,810,787	70,170	(11,861)
Forward Global Infrastructure Fund	76,457	—	(76,457)	—	—	—	(68,047)
Forward International Dividend Fund	221,138	521,348	(234,519)	507,967	3,774,197	48,181	(116,239)
Forward Real Estate Fund	102,723	—	(102,723)	—	—	—	101,696
Forward Select Income Fund	157,773	967	(12,437)	146,303	3,798,034	35,503	2,625

Total					$15,252,693	$208,752	$(97,572)

Forward Multi-Strategy Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 03/31/2015	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	19,495	—	(9,995)	9,500	$197,500	—	$(5,162)
Forward Frontier Strategy Fund	76,421	—	(20,100)	56,321	557,015	—	(5,807)
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	20,188	—	—	20,188	150,808	$1,017	—
Forward Dynamic Income Fund	67,321	—	—	67,321	1,742,269	29,434	—
Forward EM Corporate Debt Fund	10,834	46,458	—	57,292	488,699	8,999	—
Forward Emerging Markets Fund	257,118	—	(14,590)	242,528	2,519,866	—	(16,759)
Forward Equity Long/Short Fund	37,331	—	—	37,331	976,208	—	—
Forward Global Infrastructure Fund	19,678	—	—	19,678	463,411	1,100	—
Forward International Dividend Fund	231,514	—	—	231,514	1,720,149	26,114	—
Forward International Real Estate Fund	25,919	—	—	25,919	388,010	6,106	—
Forward Real Estate Long/Short Fund	54,205	—	(1,399)	52,806	1,886,240	—	8,504
Forward Select Income Fund	31,086	—	—	31,086	806,991	7,544	—
Forward Select Opportunity Fund	34,050	—	(1,952)	32,098	815,607	5,551	1,191
Forward Tactical Enhanced Fund	80,513	—	—	80,513	1,845,353	—	—

Total					$14,558,126	$85,865	$(18,033)

4. Subsequent Events

On February 10, 2015, Forward Management, the investment advisor to the Funds, signed a definitive agreement to be acquired by Salient Partners, L.P. (“Salient”), an asset manager headquartered in Houston, Texas advising across a broad spectrum of traditional and alternative investments (the “Transaction”). The Transaction is expected to be completed during the second quarter of 2015.

If completed, the Transaction will cause a change in control of Forward Management, which will result in the termination of the existing investment advisory agreement between Forward Management and the Funds. The Fund’s Board of Trustees considered and approved a new investment advisory agreement between Forward Management and the Funds, as well as the submission of a proposal to the Funds’ shareholders to approve the new investment advisory agreement and the other proposals related to the Transaction. On May 6, 2015, shareholders cast sufficient affirmative votes to approve the new investment advisory agreement with respect to all but six of the Funds; sufficient affirmative votes were also obtained to approve the proposals related to the Transaction. With respect to those Funds that did not have sufficient affirmative votes to approve the new investment advisory agreement, the proxies named for the May 6, 2015 shareholders meeting adjourned the meeting with respect to the approval of the agreement for these Funds until May 29, 2015. Accordingly, Forward Management expects that subject to obtaining the remaining necessary approvals and to the completion of the Transaction, Forward Management will continue to act as the investment advisor of the Funds as a subsidiary of Salient.

The following information applies to the Forward Equity Long/Short Fund only:

Liquidation of Forward Equity Long/Short Fund: On March 19, 2015, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Forward Equity Long/Short Fund (the “Fund”), a series of the Trust. The Fund was liquidated pursuant to a Board-approved Plan of Liquidation on April 24, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund distributed pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ Robert S. Naka
Robert S. Naka,
President and Chief Executive Officer

Date:	May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Naka
Robert S. Naka,
President and Chief Executive Officer

Date:	May 26, 2015

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	May 26, 2015